UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
3/31/2026
Date of reporting period:
9/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Asia 50 ETF
AIA | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Asia 50 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Asia 50 ETF	$29	0.50%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,137,579,069
Number of Portfolio Holdings	57
Portfolio Turnover Rate	16%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	41.5%
Financials	19.3%
Consumer Discretionary	17.8%
Communication Services	17.6%
Industrials	1.7%
Health Care	1.1%
Real Estate	0.5%
Energy	0.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	44.5%
Taiwan	32.5%
South Korea	12.6%
Hong Kong	5.5%
Singapore	4.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Asia 50 ETF
Semi-Annual Shareholder Report — September 30, 2025
AIA-09/25-SAR

iShares Blockchain and Tech ETF
IBLC | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Blockchain and Tech ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Blockchain and Tech ETF	$38	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$79,928,986
Number of Portfolio Holdings	41
Portfolio Turnover Rate	65%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	70.1%
Financials	26.3%
Communication Services	3.5%
Consumer Discretionary	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Circle Internet Group Inc., Class A	11.0%
Coinbase Global Inc., Class A	10.7%
IREN Ltd.	8.9%
BitMine Immersion Technologies Inc.	6.3%
MARA Holdings Inc.	5.0%
Riot Platforms Inc.	4.9%
Galaxy Digital Inc., Class A	4.3%
Core Scientific Inc.	3.8%
International Business Machines Corp.	3.6%
Applied Digital Corp.	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Blockchain and Tech ETF
Semi-Annual Shareholder Report — September 30, 2025
IBLC-09/25-SAR

iShares Copper and Metals Mining ETF
ICOP | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Copper and Metals Mining ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Copper and Metals Mining ETF	$29	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$93,789,571
Number of Portfolio Holdings	51
Portfolio Turnover Rate	30%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	46.0%
Copper	36.7%
Gold	14.0%
Steel	3.0%
Precious Metals & Minerals	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Grupo Mexico SAB de CV, Series B, Class B	8.9%
Anglo American PLC	8.0%
BHP Group Ltd.	7.6%
Freeport-McMoRan Inc.	6.2%
Newmont Corp.	5.5%
Antofagasta PLC	5.1%
Teck Resources Ltd., Class B	5.1%
First Quantum Minerals Ltd.	4.8%
Evolution Mining Ltd.	4.5%
Lundin Mining Corp.	4.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Copper and Metals Mining ETF
Semi-Annual Shareholder Report — September 30, 2025
ICOP-09/25-SAR

iShares Emerging Markets Infrastructure ETF
EMIF | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Emerging Markets Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Infrastructure ETF	$34	0.60%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,700,574
Number of Portfolio Holdings	31
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	40.8%
Industrials	39.6%
Energy	19.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	34.7%
Brazil	22.3%
Mexico	20.1%
United Arab Emirates	6.4%
Thailand	6.2%
Qatar	5.6%
South Korea	4.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Emerging Markets Infrastructure ETF
Semi-Annual Shareholder Report — September 30, 2025
EMIF-09/25-SAR

iShares Environmental Infrastructure and Industrials ETF
EFRA | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Environmental Infrastructure and Industrials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Environmental Infrastructure and Industrials ETF	$25	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$5,496,061
Number of Portfolio Holdings	71
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	53.5%
Utilities	32.4%
Materials	9.0%
Information Technology	5.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Westinghouse Air Brake Technologies Corp.	6.3%
Xylem Inc./New York	6.2%
American Water Works Co. Inc.	6.0%
Veolia Environnement SA	6.0%
Pentair PLC	5.9%
Smurfit WestRock PLC	5.7%
Stantec Inc.	4.0%
Clean Harbors Inc.	3.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.7%
Essential Utilities Inc.	3.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Environmental Infrastructure and Industrials ETF
Semi-Annual Shareholder Report — September 30, 2025
EFRA-09/25-SAR

iShares Future Metaverse Tech and Communications ETF
IVRS | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Future Metaverse Tech and Communications ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Future Metaverse Tech and Communications ETF	$27	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$8,543,693
Number of Portfolio Holdings	38
Portfolio Turnover Rate	24%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Software	37.0%
Entertainment	28.4%
Interactive Media & Services	16.3%
Household Durables	9.7%
Semiconductors & Semiconductor Equipment	4.6%
Technology Hardware, Storage & Peripherals	2.7%
Electronic Equipment, Instruments & Components	1.1%
Insurance	0.2%
Leisure Products	0.0	%(b)
Ten largest holdings
Security	Percent of Total Investments(a)
Meta Platforms Inc., Class A	5.8%
Tencent Holdings Ltd.	5.3%
Electronic Arts Inc.	5.3%
Kuaishou Technology	5.2%
Ubisoft Entertainment SA	4.9%
Sony Group Corp.	4.9%
Garmin Ltd.	4.8%
ROBLOX Corp., Class A	4.8%
Cadence Design Systems Inc.	4.6%
Take-Two Interactive Software Inc.	4.6%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Future Metaverse Tech and Communications ETF
Semi-Annual Shareholder Report — September 30, 2025
IVRS-09/25-SAR

iShares Global 100 ETF
IOO | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global 100 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global 100 ETF	$23	0.40%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,335,767,681
Number of Portfolio Holdings	106
Portfolio Turnover Rate	1%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	46.3%
Financials	10.4%
Communication Services	9.2%
Consumer Discretionary	9.1%
Health Care	8.2%
Consumer Staples	6.3%
Industrials	4.7%
Energy	3.5%
Materials	1.6%
Utilities	0.4%
Real Estate	0.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	80.8%
United Kingdom	3.9%
Germany	3.1%
Switzerland	2.9%
France	2.3%
Japan	2.1%
China	1.5%
Netherlands	1.3%
South Korea	0.9%
Spain	0.8%
Australia	0.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global 100 ETF
Semi-Annual Shareholder Report — September 30, 2025
IOO-09/25-SAR

iShares Global Comm Services ETF
IXP | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Comm Services ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Comm Services ETF	$22	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$692,555,598
Number of Portfolio Holdings	73
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Interactive Media & Services	52.5%
Diversified Telecommunication Services	17.3%
Entertainment	16.4%
Wireless Telecommunication Services	8.1%
Media	5.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.1%
Japan	8.3%
China	7.1%
Germany	2.4%
United Kingdom	1.6%
Australia	1.2%
Canada	1.2%
France	1.0%
Netherlands	1.0%
Spain	0.8%
Other#	3.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Comm Services ETF
Semi-Annual Shareholder Report — September 30, 2025
IXP-09/25-SAR

iShares Global Consumer Discretionary ETF
RXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Consumer Discretionary ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Discretionary ETF	$21	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$280,436,715
Number of Portfolio Holdings	141
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Discretionary Distribution & Retail	37.1%
Automobiles & Components	23.6%
Consumer Services	22.4%
Consumer Durables & Apparel	16.8%
Insurance	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	58.7%
Japan	12.6%
China	8.5%
France	4.8%
Germany	2.7%
United Kingdom	2.4%
Switzerland	1.7%
Australia	1.6%
Spain	1.5%
Netherlands	1.5%
Other#	4.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Consumer Discretionary ETF
Semi-Annual Shareholder Report — September 30, 2025
RXI-09/25-SAR

iShares Global Consumer Staples ETF
KXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Consumer Staples ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Consumer Staples ETF	$19	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$858,430,086
Number of Portfolio Holdings	99
Portfolio Turnover Rate	9%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Consumer Staples Merchandise Retail	23.6%
Packaged Foods & Meats	16.3%
Tobacco	12.0%
Soft Drinks & Non-alcoholic Beverages	12.0%
Household Products	10.7%
Personal Care Products	8.8%
Food Retail	8.1%
Brewers	3.9%
Distillers & Vintners	2.5%
Agricultural Products & Services	1.1%
Food Distributors	1.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.8%
United Kingdom	12.2%
Japan	5.7%
Switzerland	5.5%
France	4.8%
Canada	2.4%
Netherlands	1.7%
Belgium	1.6%
Australia	1.1%
Mexico	1.1%
Other#	3.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Consumer Staples ETF
Semi-Annual Shareholder Report — September 30, 2025
KXI-09/25-SAR

iShares Global Energy ETF
IXC | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Energy ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Energy ETF	$19	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,830,402,245
Number of Portfolio Holdings	54
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Integrated Oil & Gas	54.6%
Oil & Gas Exploration & Production	17.7%
Oil & Gas Storage & Transportation	14.8%
Oil & Gas Refining & Marketing	7.0%
Oil & Gas Equipment & Services	4.6%
Coal & Consumable Fuels	1.3%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	60.3%
Canada	14.5%
United Kingdom	10.9%
France	4.7%
Brazil	1.8%
Australia	1.6%
Italy	1.5%
Japan	1.2%
Norway	1.0%
Spain	0.8%
Other#	1.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Energy ETF
Semi-Annual Shareholder Report — September 30, 2025
IXC-09/25-SAR

iShares Global Financials ETF
IXG | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Financials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Financials ETF	$21	0.39%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$606,240,967
Number of Portfolio Holdings	219
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Banks	42.6%
Capital Markets	19.6%
Financial Services	17.8%
Insurance	17.5%
Consumer Finance	2.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	55.4%
Canada	6.5%
United Kingdom	5.3%
Japan	5.2%
Australia	3.9%
Germany	3.0%
Switzerland	2.6%
Italy	2.4%
Spain	2.4%
China	2.2%
Other#	11.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Financials ETF
Semi-Annual Shareholder Report — September 30, 2025
IXG-09/25-SAR

iShares Global Healthcare ETF
IXJ | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Healthcare ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Healthcare ETF	$19	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$3,870,558,440
Number of Portfolio Holdings	117
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Pharmaceuticals	42.3%
Health Care Equipment & Supplies	20.8%
Biotechnology	15.1%
Health Care Providers & Services	14.0%
Life Sciences Tools & Services	7.6%
Health Care Technology	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	70.4%
Switzerland	9.0%
United Kingdom	5.3%
Japan	4.1%
Denmark	3.0%
France	2.9%
Germany	1.6%
Australia	1.5%
Belgium	1.1%
China	0.3%
Other#	0.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Healthcare ETF
Semi-Annual Shareholder Report — September 30, 2025
IXJ-09/25-SAR

iShares Global Industrials ETF
EXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Industrials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Industrials ETF	$21	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,047,784,085
Number of Portfolio Holdings	217
Portfolio Turnover Rate	2%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Capital Goods	74.2%
Transportation	13.7%
Commercial & Professional Services	12.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	54.5%
Japan	13.1%
France	7.6%
Germany	5.7%
United Kingdom	5.5%
Sweden	3.2%
Canada	2.6%
Switzerland	2.3%
Australia	0.9%
Denmark	0.8%
Other#	3.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Industrials ETF
Semi-Annual Shareholder Report — September 30, 2025
EXI-09/25-SAR

iShares Global Infrastructure ETF
IGF | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Infrastructure ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Infrastructure ETF	$20	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$8,354,092,963
Number of Portfolio Holdings	80
Portfolio Turnover Rate	4%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Transportation Infrastructure	39.0%
Electric Utilities	26.8%
Oil, Gas & Consumable Fuels	20.3%
Multi-Utilities	11.2%
Independent Power and Renewable Electricity Producers	2.1%
Water Utilities	0.4%
Gas Utilities	0.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	40.7%
Australia	8.6%
Spain	8.5%
Canada	8.4%
Mexico	7.1%
France	5.8%
China	4.5%
New Zealand	2.9%
Italy	2.7%
Switzerland	2.3%
Other#	8.5%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Infrastructure ETF
Semi-Annual Shareholder Report — September 30, 2025
IGF-09/25-SAR

iShares Global Materials ETF
MXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Materials ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Materials ETF	$20	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$231,287,719
Number of Portfolio Holdings	92
Portfolio Turnover Rate	5%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Chemicals	44.2%
Metals & Mining	42.5%
Construction Materials	6.9%
Containers & Packaging	4.9%
Paper & Forest Products	1.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	40.2%
Canada	13.4%
Australia	10.1%
United Kingdom	7.5%
Japan	6.2%
France	5.6%
Switzerland	4.6%
Germany	3.8%
Brazil	1.7%
Mexico	1.6%
Other#	5.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Materials ETF
Semi-Annual Shareholder Report — September 30, 2025
MXI-09/25-SAR

iShares Global Tech ETF
IXN | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Tech ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Tech ETF	$23	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$6,284,886,927
Number of Portfolio Holdings	124
Portfolio Turnover Rate	14%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Semiconductors & Semiconductor Equipment	42.1%
Software	32.2%
Technology Hardware, Storage & Peripherals	14.1%
IT Services	4.6%
Electronic Equipment, Instruments & Components	4.0%
Communications Equipment	3.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	81.4%
Taiwan	6.0%
Japan	2.9%
South Korea	2.5%
Netherlands	2.2%
Germany	1.7%
Canada	1.4%
China	0.6%
Sweden	0.3%
Australia	0.3%
Other#	0.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Tech ETF
Semi-Annual Shareholder Report — September 30, 2025
IXN-09/25-SAR

iShares Global Timber & Forestry ETF
WOOD | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Timber & Forestry ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Timber & Forestry ETF	$19	0.38%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$243,237,604
Number of Portfolio Holdings	27
Portfolio Turnover Rate	33%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Paper Products	47.0%
Paper & Plastic Packaging Products & Materials	19.8%
Timber REITs	19.8%
Forest Products	9.4%
Homebuilding	4.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	35.0%
Brazil	10.9%
Sweden	10.7%
Japan	10.4%
Finland	9.9%
China	6.0%
United Kingdom	4.4%
Canada	4.0%
Thailand	4.0%
Chile	2.4%
South Africa	2.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Timber & Forestry ETF
Semi-Annual Shareholder Report — September 30, 2025
WOOD-09/25-SAR

iShares Global Utilities ETF
JXI | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Global Utilities ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Global Utilities ETF	$21	0.40%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$221,210,250
Number of Portfolio Holdings	72
Portfolio Turnover Rate	3%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Electric Utilities	60.6%
Multi-Utilities	27.5%
Independent Power and Renewable Electricity Producers	5.1%
Gas Utilities	3.9%
Water Utilities	2.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.3%
Spain	6.9%
United Kingdom	6.4%
Italy	5.0%
Germany	3.6%
Canada	3.5%
France	3.0%
Japan	2.4%
Australia	1.1%
Brazil	1.0%
Other#	1.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Global Utilities ETF
Semi-Annual Shareholder Report — September 30, 2025
JXI-09/25-SAR

iShares International Developed Small Cap Value Factor ETF
ISVL | Cboe BZX Exchange
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares International Developed Small Cap Value Factor ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Developed Small Cap Value Factor ETF	$17	0.30%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$54,177,231
Number of Portfolio Holdings	494
Portfolio Turnover Rate	74%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	22.6%
Financials	21.6%
Materials	14.6%
Real Estate	11.3%
Consumer Discretionary	9.7%
Consumer Staples	5.1%
Energy	3.9%
Information Technology	3.6%
Communication Services	2.8%
Health Care	2.6%
Utilities	2.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.8%
United Kingdom	14.9%
Canada	10.8%
Australia	9.5%
Sweden	6.9%
Switzerland	5.8%
Italy	4.8%
Germany	4.0%
Netherlands	2.4%
Spain	2.2%
Other#	15.9%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Developed Small Cap Value Factor ETF
Semi-Annual Shareholder Report — September 30, 2025
ISVL-09/25-SAR

iShares International Dividend Growth ETF
IGRO | Cboe BZX Exchange
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares International Dividend Growth ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Growth ETF	$8	0.15%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,187,837,054
Number of Portfolio Holdings	420
Portfolio Turnover Rate	12%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.4%
Industrials	15.1%
Health Care	15.0%
Utilities	12.7%
Consumer Staples	8.2%
Information Technology	8.1%
Materials	5.8%
Energy	3.9%
Consumer Discretionary	3.2%
Communication Services	1.7%
Real Estate	0.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Canada	20.5%
Japan	19.8%
Switzerland	11.5%
United Kingdom	8.3%
France	6.5%
Germany	4.5%
Italy	4.3%
China	3.4%
India	3.1%
Denmark	3.0%
Other#	15.1%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Dividend Growth ETF
Semi-Annual Shareholder Report — September 30, 2025
IGRO-09/25-SAR

iShares JPX-Nikkei 400 ETF
JPXN | NYSE Arca
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares JPX-Nikkei 400 ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares JPX-Nikkei 400 ETF	$26	0.48%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$102,955,564
Number of Portfolio Holdings	392
Portfolio Turnover Rate	10%
What did the Fund invest in?
(as of September 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	25.9%
Consumer Discretionary	15.1%
Information Technology	14.3%
Financials	13.2%
Communication Services	9.0%
Health Care	6.2%
Consumer Staples	5.6%
Materials	5.0%
Real Estate	2.9%
Utilities	1.5%
Energy	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
SoftBank Group Corp.	2.5%
Mizuho Financial Group Inc.	1.7%
Mitsui & Co. Ltd.	1.7%
Mitsubishi Corp.	1.7%
Mitsubishi UFJ Financial Group Inc.	1.7%
Sumitomo Mitsui Financial Group Inc.	1.6%
Sony Group Corp.	1.6%
Toyota Motor Corp.	1.6%
ITOCHU Corp.	1.5%
Advantest Corp.	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by the Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc., or Nikkei, Inc. and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares JPX-Nikkei 400 ETF
Semi-Annual Shareholder Report — September 30, 2025
JPXN-09/25-SAR

iShares Lithium Miners and Producers ETF
ILIT | NASDAQ
Semi-Annual Shareholder Report — September 30, 2025

This semi-annual shareholder report contains important information about iShares Lithium Miners and Producers ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Lithium Miners and Producers ETF	$29	0.47%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$7,222,013
Number of Portfolio Holdings	36
Portfolio Turnover Rate	39%
What did the Fund invest in?
(as of September 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Diversified Metals & Mining	43.7%
Specialty Chemicals	28.3%
Electrical Components & Equipment	11.3%
Commodity Chemicals	10.7%
Technology Hardware, Storage & Peripherals	4.0%
Automotive Parts & Equipment	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Pilbara Minerals Ltd.	8.5%
Liontown Resources Ltd.	8.4%
Mineral Resources Ltd.	7.6%
Lithium Americas Corp.	7.5%
Albemarle Corp.	7.2%
Sociedad Quimica y Minera de Chile SA	6.7%
Ganfeng Lithium Group Co. Ltd., Class A	4.8%
CosmoAM&T Co. Ltd.	4.0%
Guangzhou Tinci Materials Technology Co. Ltd., Class A	3.8%
Tianqi Lithium Corp., Class A	3.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Lithium Miners and Producers ETF
Semi-Annual Shareholder Report — September 30, 2025
ILIT-09/25-SAR

(b) Not applicable

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrant– Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

September 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Copper and Metals Mining ETF | ICOP | NASDAQ
• iShares Environmental Infrastructure and Industrials ETF | EFRA | NASDAQ
• iShares Global 100 ETF | IOO | NYSE Arca
• iShares Global Infrastructure ETF | IGF | NASDAQ
• iShares Global Timber & Forestry ETF | WOOD | NASDAQ
• iShares Lithium Miners and Producers ETF | ILIT | NASDAQ

2

Schedule of Investments (unaudited)
September 30, 2025
iShares® Copper and Metals Mining ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Metals & Mining — 99.6%
Al Masane Al Kobra Mining Co.	12,737	$249,787
Amman Mineral Internasional PT(a)	4,991,900	2,163,751
Anglo American PLC, NVS	198,331	7,478,527
Antofagasta PLC	128,600	4,782,622
Atalaya Mining PLC	39,560	333,590
Avino Silver & Gold Mines Ltd.(a)	53,770	282,044
Baiyin Nonferrous Group Co. Ltd., Class A	161,300	95,203
Barrick Mining Corp.	96,406	3,166,428
BHP Group Ltd.	254,715	7,115,514
Capstone Copper Corp.(a)	205,754	1,747,512
Central Asia Metals PLC	65,561	133,670
China Nonferrous Mining Corp Ltd.	468,000	899,051
CMOC Group Ltd., Class A	75,300	166,586
Develop Global Ltd.(a)	83,224	233,182
ERO Copper Corp.(a)	37,522	760,038
Evolution Mining Ltd.	594,821	4,240,199
FireFly Metals Ltd.(a)	237,339	209,909
First Quantum Minerals Ltd.(a)	198,331	4,486,211
Foran Mining Corp.(a)(b)	119,897	335,129
Freeport-McMoRan Inc.	148,507	5,824,445
Glencore PLC	690,553	3,180,428
Grupo Mexico SAB de CV, Series B, Class B	947,964	8,267,606
Hudbay Minerals Inc.	142,300	2,155,410
Ivanhoe Mines Ltd., Class A(a)(b)	217,024	2,301,699
Jiangxi Copper Co. Ltd., Class A	44,800	223,482
Jinchuan Group International Resources Co. Ltd.(a)(c)	1,037,000	72,492
KGHM Polska Miedz SA(a)	49,075	2,164,207
Lundin Mining Corp.	269,013	4,012,869
MAC Copper Ltd.(a)	26,310	321,245
MMG Ltd.(a)	1,421,600	1,231,253
Newmont Corp.	60,885	5,133,214
NGEx Minerals Ltd.(a)	46,882	874,174
Nittetsu Mining Co. Ltd.	22,900	308,686
North Copper Co. Ltd., Class A	41,600	93,460
Northern Dynasty Minerals Ltd.(a)(b)	198,582	241,146
Pengxin International Mining Co. Ltd.(a)	48,800	45,860
Rio Tinto PLC, ADR	45,244	2,986,556
Security	Shares	Value
Metals & Mining (continued)
Sandfire Resources Ltd.(a)	165,204	$1,558,289
Solaris Resources Inc.(a)	35,858	228,799
SolGold PLC(a)	597,751	120,909
South32 Ltd.	323,874	587,092
Southern Copper Corp.	32,422	3,934,734
Taseko Mines Ltd.(a)	114,317	484,638
Teck Resources Ltd., Class B	107,596	4,719,937
Vale SA, Class B, ADR	257,169	2,792,855
Western Mining Co. Ltd., Class A	51,600	159,822
Yunnan Copper Co. Ltd., Class A	43,600	107,243
Zijin Mining Group Co. Ltd., Class A	88,500	365,673
		93,377,176
Total Long-Term Investments — 99.6% (Cost: $73,492,030)		93,377,176
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	2,707,757	2,709,110
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	60,000	60,000
Total Short-Term Securities — 2.9% (Cost: $2,769,014)		2,769,110
Total Investments — 102.5% (Cost: $76,261,044)		96,146,286
Liabilities in Excess of Other Assets — (2.5)%		(2,356,715)
Net Assets — 100.0%		$93,789,571

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,076,047	$633,131 (a)	$—	$(138)	$70	$2,709,110	2,707,757	$2,558 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	30,000 (a)	—	—	—	60,000	60,000	916	—
				$(138)	$70	$2,769,110		$3,474	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Copper and Metals Mining ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	33	12/19/25	$405	$1,312
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,312	$—	$—	$—	$1,312

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$31,510	$—	$—	$—	$31,510
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$4,536	$—	$—	$—	$4,536
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$235,454
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$55,416,059	$37,888,625	$72,492	$93,377,176
Short-Term Securities
Money Market Funds	2,769,110	—	—	2,769,110
	$58,185,169	$37,888,625	$72,492	$96,146,286
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Copper and Metals Mining ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,312	$—	$—	$1,312

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Environmental Infrastructure and Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Building Products — 5.4%
Advanced Drainage Systems Inc.	1,259	$174,623
China Lesso Group Holdings Ltd.	18,000	11,280
Reliance Worldwide Corp. Ltd.	13,717	37,086
TOTO Ltd.	2,700	71,009
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,000	2,801
		296,799
Chemicals — 1.7%
Ingevity Corp.(a)	643	35,487
Umicore SA	3,349	59,800
		95,287
Commercial Services & Supplies — 7.4%
Befesa SA(b)	664	22,526
Beijing Originwater Technology Co. Ltd., Class A	4,600	2,827
Clean Harbors Inc.(a)	903	209,694
Cleanaway Co. Ltd.	1,000	6,628
ION Exchange India Ltd.	1,213	5,514
Tetra Tech Inc.	4,679	156,185
		403,374
Construction & Engineering — 5.5%
NBCC India Ltd.	18,235	22,003
Stantec Inc.	2,042	220,222
Sweco AB, Class B	3,617	60,418
		302,643
Containers & Packaging — 5.7%
Smurfit WestRock PLC	7,386	314,422
Electronic Equipment, Instruments & Components — 5.1%
Badger Meter Inc.	523	93,397
Landis+Gyr Group AG	460	37,351
Osaki Electric Co. Ltd.	600	5,189
Riken Keiki Co. Ltd.	700	14,752
Shimadzu Corp.	4,500	113,479
Wasion Holdings Ltd.	8,000	13,035
		277,203
Machinery — 30.3%
Construcciones y Auxiliar de Ferrocarriles SA	298	18,474
Franklin Electric Co. Inc.	704	67,021
Fujian Longking Co. Ltd., Class A	1,300	2,757
Guangdong Topstar Technology Co. Ltd., Class A(a)	600	3,030
Lindsay Corp.	192	26,987
METAWATER Co. Ltd.	400	8,207
Mueller Water Products Inc., Class A	2,752	70,231
NFI Group Inc.(a)	590	6,253
NGK Insulators Ltd.	4,700	78,564
Organo Corp.	400	30,645
Pentair PLC	2,928	324,305
TOMRA Systems ASA	4,160	62,366
Torishima Pump Manufacturing Co. Ltd.	400	5,509
Tsukishima Holdings Co. Ltd.	500	9,927
Watts Water Technologies Inc., Class A	485	135,451
Westinghouse Air Brake Technologies Corp.	1,732	347,214
Xylem Inc./New York	2,317	341,757
Yangzijiang Shipbuilding Holdings Ltd.	44,700	116,947
Yutong Bus Co. Ltd., Class A	2,900	11,070
		1,666,715
Metals & Mining — 1.6%
ARE Holdings Inc.	1,300	18,874
Security	Shares	Value
Metals & Mining (continued)
Dowa Holdings Co. Ltd.	1,000	$36,432
Hangzhou Iron & Steel Co.(a)	4,200	5,905
Sims Ltd.	2,840	25,081
		86,292
Multi-Utilities — 6.6%
Qatar Electricity & Water Co. QSC	8,725	38,053
Veolia Environnement SA	9,569	326,322
		364,375
Professional Services — 1.1%
Arcadis NV	1,219	61,552
Trading Companies & Distributors — 3.3%
Core & Main Inc., Class A(a)	3,383	182,107
Water Utilities — 25.7%
Aguas Andinas SA, Class A	46,232	17,560
American States Water Co.	682	50,004
American Water Works Co. Inc.	2,348	326,818
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	9,300	4,154
Beijing Enterprises Water Group Ltd.	70,000	21,513
California Water Service Group	1,055	48,414
Chengdu Xingrong Environment Co. Ltd., Class A	3,800	3,556
China Water Affairs Group Ltd.	20,000	15,246
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	8,168	202,840
Cia de Saneamento de Minas Gerais Copasa MG	3,439	22,286
Cia De Sanena Do Parana	5,398	37,577
Essential Utilities Inc.	4,998	199,420
H2O America	561	27,321
Jiangxi Hongcheng Environment Co. Ltd.	1,600	1,982
Manila Water Co. Inc.	18,100	11,911
Penno Group PLC	8,402	53,002
Severn Trent PLC	4,725	164,744
United Utilities Group PLC	12,178	188,134
VA Tech Wabag Ltd.	791	12,787
Zhongshan Public Utilities Group Co. Ltd., Class A	2,100	3,652
		1,412,921
Total Common Stocks — 99.4% (Cost: $4,124,185)		5,463,690
Preferred Stocks
Machinery — 0.4%
Marcopolo SA, Preference Shares, NVS	12,016	20,116
Total Preferred Stocks — 0.4% (Cost: $12,901)		20,116
Total Investments — 99.8% (Cost: $4,137,086)		5,483,806
Other Assets Less Liabilities — 0.2%		12,255
Net Assets — 100.0%		$5,496,061

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Environmental Infrastructure and Industrials ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$14 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0 (b)	—	—	—	—	—	15	—
				$—	$—	$—		$29	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,317	$—	$—	$—	$3,317
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$270	$—	$—	$—	$270
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$10,959
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,700,733	$1,762,957	$—	$5,463,690
Preferred Stocks	20,116	—	—	20,116
	$3,720,849	$1,762,957	$—	$5,483,806
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
BHP Group Ltd.	1,067,137	$29,810,683
China — 1.5%
Tencent Holdings Ltd.	1,294,000	110,261,214
France — 2.3%
AXA SA	361,915	17,355,648
Cie de Saint-Gobain SA	96,645	10,471,641
Engie SA	370,291	7,959,971
L'Oreal SA	48,302	20,986,600
LVMH Moet Hennessy Louis Vuitton SE	53,634	33,005,367
Sanofi SA	224,249	21,235,025
Schneider Electric SE	113,731	32,012,124
TotalEnergies SE	441,760	26,906,989
		169,933,365
Germany — 3.1%
Allianz SE, Registered	81,185	34,156,713
BASF SE	187,396	9,363,099
Bayer AG, Registered	207,661	6,913,278
Deutsche Bank AG, Registered	409,030	14,486,116
Deutsche Telekom AG, Registered	733,819	25,000,818
E.ON SE	468,908	8,832,105
Mercedes-Benz Group AG	152,012	9,581,313
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	27,973	17,860,039
SAP SE	214,421	57,414,944
Siemens AG, Registered	154,920	41,824,991
		225,433,416
Japan — 2.1%
Bridgestone Corp.	123,600	5,712,561
Canon Inc.	201,150	5,870,177
Honda Motor Co. Ltd.	855,600	8,829,214
Mitsubishi UFJ Financial Group Inc.	2,537,100	40,926,896
Seven & i Holdings Co. Ltd.	502,560	6,743,557
Sony Financial Holdings Inc.(a)	1,290,500	1,431,126
Sony Group Corp.	1,292,500	37,155,112
Toyota Motor Corp.	2,493,500	47,891,309
		154,559,952
Netherlands — 1.3%
ASML Holding NV	82,787	80,732,801
ING Groep NV	622,748	16,325,812
		97,058,613
South Korea — 0.8%
Samsung Electronics Co. Ltd.	1,046,666	62,747,945
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	1,210,052	23,317,272
Banco Santander SA	3,133,230	32,881,118
		56,198,390
Switzerland — 2.9%
ABB Ltd., Registered	326,041	23,593,410
Nestle SA, Registered	541,722	49,749,166
Novartis AG, Registered	399,690	51,391,472
Roche Holding AG, Bearer	6,071	2,100,505
Roche Holding AG, NVS	147,702	49,182,324
Swiss Re AG	61,142	11,355,714
UBS Group AG, Registered	640,070	26,315,544
		213,688,135
United Kingdom — 3.9%
Anglo American PLC, NVS	248,411	9,366,908
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	325,924	$49,931,881
Barclays PLC	2,992,588	15,397,820
BP PLC	3,357,198	19,275,852
Diageo PLC	466,047	11,151,416
GSK PLC	861,520	18,498,524
HSBC Holdings PLC	3,655,961	51,596,995
National Grid PLC	1,032,032	14,828,917
Prudential PLC	553,693	7,751,538
Rio Tinto PLC	223,656	14,739,468
Shell PLC	1,233,517	43,963,770
Unilever PLC	516,090	30,505,352
		287,008,441
United States — 80.6%
3M Co.	112,988	17,533,478
Abbott Laboratories	365,769	48,991,100
Accenture PLC, Class A	131,582	32,448,121
Alphabet Inc., Class A	1,223,293	297,382,528
Alphabet Inc., Class C, NVS	982,951	239,397,716
Amazon.com Inc.(a)	2,042,832	448,544,622
American Tower Corp.	98,418	18,927,750
Aon PLC, Class A	45,414	16,193,724
Apple Inc.	3,123,773	795,406,319
Bristol-Myers Squibb Co.	427,748	19,291,435
Broadcom Inc.	988,293	326,047,744
Caterpillar Inc.	98,876	47,178,683
Chevron Corp.	405,101	62,908,134
Cisco Systems Inc.	836,187	57,211,914
Citigroup Inc.	387,492	39,330,438
Coca-Cola Co. (The)	814,356	54,008,090
Colgate-Palmolive Co.	170,397	13,621,536
DuPont de Nemours Inc.	88,086	6,861,899
Eli Lilly & Co.	167,344	127,683,472
Emerson Electric Co.	118,423	15,534,729
Exxon Mobil Corp.	897,375	101,179,031
Ford Motor Co.	824,120	9,856,475
General Electric Co.	224,234	67,454,072
Goldman Sachs Group Inc. (The)	63,720	50,743,422
Honeywell International Inc.	134,928	28,402,344
HP Inc.	196,896	5,361,478
Intel Corp.	917,033	30,766,457
International Business Machines Corp.	195,430	55,142,529
Johnson & Johnson	506,933	93,995,517
Johnson Controls International PLC	138,605	15,239,620
JPMorgan Chase & Co.	578,799	182,570,569
Kimberly-Clark Corp.	69,679	8,663,887
Linde PLC	98,962	47,006,950
Marsh & McLennan Companies Inc.	103,588	20,876,090
Mastercard Inc., Class A	173,759	98,835,857
McDonald's Corp.	150,130	45,623,006
Merck & Co. Inc.	527,175	44,245,798
Microsoft Corp.	1,564,616	810,392,857
Morgan Stanley	255,370	40,593,615
Nike Inc., Class B	248,034	17,295,411
Nvidia Corp.	5,135,988	958,272,641
PepsiCo Inc.	288,183	40,472,420
Pfizer Inc.	1,194,995	30,448,473
Philip Morris International Inc.	327,230	53,076,706
Procter & Gamble Co. (The)	492,859	75,727,785
Qualcomm Inc.	227,019	37,766,881
RTX Corp.	280,861	46,996,471
ServiceNow Inc.(a)	43,781	40,290,779
Texas Instruments Inc.	190,713	35,039,699
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Thermo Fisher Scientific Inc.	79,253	$38,439,290
Walmart Inc.	923,894	95,216,516
		5,910,496,078
Total Long-Term Investments — 99.7% (Cost: $3,782,679,816)		7,317,196,232
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(c)	11,210,000	11,210,000
Total Short-Term Securities — 0.2% (Cost: $11,210,000)		11,210,000
Total Investments — 99.9% (Cost: $3,793,889,816)		7,328,406,232
Other Assets Less Liabilities — 0.1%		7,361,449
Net Assets — 100.0%		$7,335,767,681

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$7,600,000	$3,610,000 (a)	$—	$—	$—	$11,210,000	11,210,000	$234,201	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	40	12/19/25	$13,478	$180,602
Euro STOXX 50 Index	27	12/19/25	1,756	32,837
				$213,439
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global 100 ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$213,439	$—	$—	$—	$213,439

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,490,543	$—	$—	$—	$2,490,543
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$419,613	$—	$—	$—	$419,613
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$15,218,784
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,911,927,204	$1,405,269,028	$—	$7,317,196,232
Short-Term Securities
Money Market Funds	11,210,000	—	—	11,210,000
	$5,923,137,204	$1,405,269,028	$—	$7,328,406,232
Derivative Financial Instruments(a)
Assets
Equity Contracts	$213,439	$—	$—	$213,439

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Argentina — 0.3%
Corp. America Airports SA(a)	1,208,489	$21,897,821
Australia — 8.6%
Atlas Arteria Ltd.	32,010,182	103,950,067
Dalrymple Bay Infrastructure Ltd.	16,581,125	47,961,840
Qube Holdings Ltd.	59,248,625	160,921,169
Transurban Group	44,406,547	405,158,779
		717,991,855
Brazil — 0.5%
Centrais Eletricas Brasileiras SA, ADR(b)	1,964,411	19,486,957
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	1,053,346	26,217,782
		45,704,739
Cameroon, United Republic of — 0.2%
Golar LNG Ltd.	394,346	15,935,522
Canada — 8.4%
Enbridge Inc.	7,163,070	361,370,371
Gibson Energy Inc.	543,054	10,094,709
Keyera Corp.	755,961	25,361,658
Pembina Pipeline Corp.	1,846,468	74,657,436
South Bow Corp.	696,718	19,714,561
TC Energy Corp.	3,468,880	188,611,159
Westshore Terminals Investment Corp.(b)	1,053,777	18,853,954
		698,663,848
China — 4.5%
Anhui Expressway Co. Ltd., Class H(b)	13,686,000	20,116,923
Beijing Capital International Airport Co. Ltd., Class H(a)	63,768,000	22,751,121
CGN Power Co. Ltd., Class H(c)	27,993,000	10,391,484
China Gas Holdings Ltd.	7,108,800	6,951,030
China Longyuan Power Group Corp. Ltd., Class H	7,259,000	7,744,588
China Merchants Port Holdings Co. Ltd.	36,906,000	69,098,416
China Resources Power Holdings Co. Ltd.(b)	5,372,000	12,304,660
COSCO Shipping Ports Ltd.	44,396,000	32,438,384
Guangdong Investment Ltd.	6,906,000	6,276,842
Huaneng Power International Inc., Class H	10,054,000	6,998,453
Jiangsu Expressway Co. Ltd., Class H	39,904,000	46,252,428
Kunlun Energy Co. Ltd.	9,004,000	8,042,150
Shenzhen Expressway Corp. Ltd., Class H(b)	19,652,000	18,611,690
Shenzhen International Holdings Ltd.	44,213,500	44,360,970
Yuexiu Transport Infrastructure Ltd.	22,646,000	13,339,077
Zhejiang Expressway Co. Ltd., Class H	50,242,000	46,420,239
		372,098,455
France — 5.8%
Aeroports de Paris SA	1,284,807	170,210,640
Engie SA	4,307,172	92,589,240
Gaztransport Et Technigaz SA	127,915	23,753,911
Getlink SE	10,730,210	197,859,141
		484,412,932
Germany — 2.3%
E.ON SE	5,398,923	101,691,282
Fraport AG Frankfurt Airport Services Worldwide(a)	997,580	86,332,658
		188,023,940
Italy — 2.7%
Enav SpA(c)	8,091,575	41,126,432
Enel SpA	19,500,742	184,799,564
		225,925,996
Security	Shares	Value
Japan — 1.3%
Japan Airport Terminal Co. Ltd.	3,289,100	$104,820,591
Mexico — 7.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,046,892	108,740,672
Grupo Aeroportuario del Pacifico SAB de CV, ADR(b)	1,282,036	304,086,119
Grupo Aeroportuario del Sureste SAB de CV, ADR	543,835	175,838,170
		588,664,961
New Zealand — 2.8%
Auckland International Airport Ltd.	51,979,280	237,598,161
Singapore — 1.6%
Hutchison Port Holdings Trust, Class U	177,260,300	35,452,060
SATS Ltd.	29,485,018	77,550,797
SIA Engineering Co. Ltd.	7,734,700	21,226,279
		134,229,136
Spain — 8.5%
Aena SME SA(c)	14,955,512	408,873,379
Iberdrola SA	15,726,063	297,683,971
		706,557,350
Switzerland — 2.3%
Flughafen Zurich AG, Registered	639,146	195,699,607
United Kingdom — 2.1%
National Grid PLC	12,470,855	179,189,473
United States — 40.5%
American Electric Power Co. Inc.	1,383,161	155,605,612
Antero Midstream Corp.	1,081,444	21,023,271
Cheniere Energy Inc.	773,270	181,702,985
Consolidated Edison Inc.	917,238	92,200,764
Constellation Energy Corp.	725,196	238,640,248
Dominion Energy Inc.	2,130,316	130,311,430
DT Midstream Inc.(a)	331,979	37,533,546
Duke Energy Corp.	1,962,047	242,803,316
Entergy Corp.	1,106,099	103,077,366
Exelon Corp.	2,534,662	114,085,137
Kinder Morgan Inc.	6,481,002	183,477,167
NextEra Energy Inc.	5,206,146	393,011,961
ONEOK Inc.	2,264,476	165,238,814
PG&E Corp.	5,617,625	84,713,785
Public Service Enterprise Group Inc.	1,255,884	104,816,079
Sempra	1,614,804	145,300,064
Sky Harbour Group Corp., Class A(a)(b)	820,814	8,101,434
Southern Co. (The)	2,758,556	261,428,352
Targa Resources Corp.	739,535	123,901,694
Vistra Corp.	710,991	139,297,357
WEC Energy Group Inc.	776,445	88,972,832
Williams Companies Inc. (The)	3,960,829	250,918,517
Xcel Energy Inc.	1,480,796	119,426,197
		3,385,587,928
Total Common Stocks — 99.4% (Cost: $6,860,022,110)		8,303,002,315
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Infrastructure ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Brazil — 0.1%
Cia Energetica de Minas Gerais, Preference Shares, ADR(b)	4,747,632	$10,017,504
Total Preferred Stocks — 0.1% (Cost: $7,931,728)		10,017,504
Total Long-Term Investments — 99.5% (Cost: $6,867,953,838)		8,313,019,819
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	21,265,281	21,275,913
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	15,250,000	15,250,000
Total Short-Term Securities — 0.4% (Cost: $36,524,871)		36,525,913
Total Investments — 99.9% (Cost: $6,904,478,709)		8,349,545,732
Other Assets Less Liabilities — 0.1%		4,547,231
Net Assets — 100.0%		$8,354,092,963

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,948,767	$2,329,282 (a)	$—	$(3,178)	$1,042	$21,275,913	21,265,281	$179,300 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,360,000	6,890,000 (a)	—	—	—	15,250,000	15,250,000	267,138	—
				$(3,178)	$1,042	$36,525,913		$446,438	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	37	12/19/25	$3,489	$6,376
E-Mini Utilities Select Sector Index	233	12/19/25	20,660	367,139
MSCI EAFE Index	124	12/19/25	17,269	10,532
				$384,047
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$384,047	$—	$—	$—	$384,047

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$2,097,817	$—	$—	$—	$2,097,817
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$555,306	$—	$—	$—	$555,306
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$45,195,475
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,993,515,931	$3,309,486,384	$—	$8,303,002,315
Preferred Stocks	10,017,504	—	—	10,017,504
Short-Term Securities
Money Market Funds	36,525,913	—	—	36,525,913
	$5,040,059,348	$3,309,486,384	$—	$8,349,545,732
Derivative Financial Instruments(a)
Assets
Equity Contracts	$384,047	$—	$—	$384,047

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Timber & Forestry ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 10.9%
Dexco SA	2,043,949	$2,227,423
Klabin SA	4,055,506	13,746,316
Suzano SA	1,125,499	10,552,379
		26,526,118
Canada — 4.0%
West Fraser Timber Co. Ltd.	143,749	9,772,288
Chile — 2.3%
Empresas CMPC SA	3,864,892	5,696,711
China — 6.0%
Nine Dragons Paper Holdings Ltd.(a)	5,505,000	3,880,712
Shandong Sun Paper Industry JSC Ltd., Class A	5,333,475	10,706,343
		14,587,055
Finland — 9.8%
Stora Enso OYJ, Class R	1,171,070	12,887,523
UPM-Kymmene OYJ	404,615	11,081,040
		23,968,563
Japan — 10.4%
Nippon Paper Industries Co. Ltd.	459,600	3,785,677
Oji Holdings Corp.	2,158,400	11,809,664
Sumitomo Forestry Co. Ltd.	814,600	9,719,164
		25,314,505
South Africa — 2.3%
Sappi Ltd.	4,118,090	5,513,042
Sweden — 10.7%
Billerud Aktiebolag	662,147	5,960,237
Holmen AB, Class B	243,422	9,248,581
Svenska Cellulosa AB SCA, Class B	812,857	10,759,385
		25,968,203
Thailand — 4.0%
SCG Packaging PCL, NVDR	16,277,800	9,643,699
Security	Shares	Value
United Kingdom — 4.4%
Mondi PLC, NVS	765,796	$10,592,548
United States — 34.8%
Clearwater Paper Corp.(a)	350,685	7,280,221
International Paper Co.	172,676	8,012,166
PotlatchDeltic Corp.	477,502	19,458,207
Rayonier Inc.	572,294	15,188,683
Smurfit WestRock PLC	248,621	10,583,796
Sylvamo Corp.	247,672	10,952,056
Weyerhaeuser Co.	532,936	13,211,483
		84,686,612
Total Long-Term Investments — 99.6% (Cost: $245,106,034)		242,269,344
Short-Term Securities
Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(c)	8,880,000	8,880,000
Total Short-Term Securities — 3.7% (Cost: $8,880,000)		8,880,000
Total Investments — 103.3% (Cost: $253,986,034)		251,149,344
Liabilities in Excess of Other Assets — (3.3)%		(7,911,740)
Net Assets — 100.0%		$243,237,604

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,223,826	$—	$(3,223,729)(b)	$(207)	$110	$—	—	$28,484 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	8,420,000 (b)	—	—	—	8,880,000	8,880,000	3,805	—
				$(207)	$110	$8,880,000		$32,289	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Timber & Forestry ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	8	12/19/25	$807	$3,645
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,645	$—	$—	$—	$3,645

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$14,265	$—	$—	$—	$14,265
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$3,645	$—	$—	$—	$3,645
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$932,788
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$126,498,060	$115,771,284	$—	$242,269,344
Short-Term Securities
Money Market Funds	8,880,000	—	—	8,880,000
	$135,378,060	$115,771,284	$—	$251,149,344
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Timber & Forestry ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,645	$—	$—	$3,645

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments (unaudited)
September 30, 2025
iShares® Lithium Miners and Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 2.0%
Fulin Precision Co.Ltd., Class A	46,000	$143,924
Chemicals — 38.9%
Albemarle Corp.	6,416	520,209
Canmax Technologies Co. Ltd., Class A	22,300	78,424
Chengxin Lithium Group Co. Ltd., Class A(a)	26,000	69,326
Chunbo Co. Ltd.(a)	2,070	61,327
Do-Fluoride New Materials Co. Ltd., Class A	21,700	62,506
Ganfeng Lithium Group Co. Ltd., Class A	40,800	349,321
Guangzhou Tinci Materials Technology Co. Ltd., Class A	51,300	275,706
MNTech Co. Ltd.	6,773	44,244
Ningbo Shanshan Co. Ltd., Class A(a)	60,500	134,951
Shenzhen Capchem Technology Co. Ltd., Class A	20,100	151,048
Shenzhen Senior Technology Material Co. Ltd., Class A	36,200	74,328
Sichuan Yahua Industrial Group Co. Ltd., Class A	31,000	64,822
Sociedad Quimica y Minera de Chile SA, ADR(a)	11,300	485,674
Tianqi Lithium Corp., Class A(a)	39,600	264,864
Yunnan Energy New Material Co. Ltd., Class A(a)	26,000	170,715
		2,807,465
Electrical Equipment — 11.3%
Beijing Easpring Material Technology Co. Ltd., Class A	14,600	136,442
Guangdong Jia Yuan Technology Shares Co. Ltd.(a)	11,324	59,723
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	20,400	172,916
Jiangsu Ruitai New Energy Materials Co. Ltd., NVS	19,700	61,597
Minmetals New Energy Materials Hunan Co.Ltd.(a)	51,962	56,862
Ningbo Ronbay New Energy Technology Co. Ltd.	19,246	86,628
Shijiazhuang Shangtai Technology Co. Ltd., NVS	7,000	82,314
XTC New Energy Materials Xiamen Co. Ltd., NVS	13,593	160,534
		817,016
Metals & Mining — 43.7%
American Battery Technology Co.(a)	43,477	211,298
Critical Metals Corp.(a)(b)	15,262	94,930
ESG Minerals, NVS(c)	21,566	—
Security	Shares	Value
Metals & Mining (continued)
Liontown Resources Ltd.(a)(b)	928,362	$604,157
Lithium Americas Corp.(a)(b)	95,376	544,597
Lithium Argentina AG(a)(b)	62,385	208,366
Mineral Resources Ltd.(a)	20,169	550,135
Pilbara Minerals Ltd.(a)(b)	367,668	613,873
Sigma Lithium Corp.(a)	29,982	192,184
Sinomine Resource Group Co. Ltd., Class A	19,400	135,021
		3,154,561
Technology Hardware, Storage & Peripherals — 4.0%
CosmoAM&T Co. Ltd.(a)	10,496	290,701
Total Long-Term Investments — 99.9% (Cost: $5,911,030)		7,213,667
Short-Term Securities
Money Market Funds — 22.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	1,651,810	1,652,636
Total Short-Term Securities — 22.9% (Cost: $1,652,610)		1,652,636
Total Investments — 122.8% (Cost: $7,563,640)		8,866,303
Liabilities in Excess of Other Assets — (22.8)%		(1,644,290)
Net Assets — 100.0%		$7,222,013

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$856,471	$796,179 (a)	$—	$37	$(51)	$1,652,636	1,651,810	$21,596 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	13	—
				$37	$(51)	$1,652,636		$21,609	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Lithium Miners and Producers ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$474	$—	$—	$—	$474
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$238	$—	$—	$—	$238
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,565,125	$4,648,542	$—	$7,213,667
Short-Term Securities
Money Market Funds	1,652,636	—	—	1,652,636
	$4,217,761	$4,648,542	$—	$8,866,303
See notes to financial statements.
Schedule of Investments
18

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$93,377,176	$5,483,806	$7,317,196,232	$8,313,019,819
Investments, at value—affiliated(c)	2,769,110	—	11,210,000	36,525,913
Cash	39,421	7,108	40,249	59,712
Cash pledged for futures contracts	22,000	—	845,000	2,500,200
Foreign currency collateral pledged for futures contracts(d)	—	—	120,927	—
Foreign currency, at value(e)	177,407	6,235	3,007,847	9,015,675
Receivables:
Investments sold	118,832	—	—	290,628,231
Securities lending income—affiliated	754	—	2	31,205
Capital shares sold	39,955	—	509,363	466,826
Dividends—unaffiliated	77,871	6,937	5,292,080	21,545,356
Dividends—affiliated	207	—	41,940	31,602
Tax reclaims	768	196	1,995,333	1,068,859
Variation margin on futures contracts	457	—	54,092	73,463
Total assets	96,623,958	5,504,282	7,340,313,065	8,674,966,861
LIABILITIES
Collateral on securities loaned, at value	2,709,369	—	—	21,283,225
Payables:
Investments purchased	93,306	4,732	2,189,634	297,055,514
Deferred foreign capital gain tax	—	1,330	—	—
Investment advisory fees	31,712	2,111	2,355,750	2,515,787
Professional fees	—	—	—	19,372
Variation margin on futures contracts	—	48	—	—
Total liabilities	2,834,387	8,221	4,545,384	320,873,898
Commitments and contingent liabilities
NET ASSETS	$93,789,571	$5,496,061	$7,335,767,681	$8,354,092,963
NET ASSETS CONSIST OF
Paid-in capital	$75,041,040	$4,016,012	$3,965,620,925	$7,332,134,896
Accumulated earnings	18,748,531	1,480,049	3,370,146,756	1,021,958,067
NET ASSETS	$93,789,571	$5,496,061	$7,335,767,681	$8,354,092,963
NET ASSET VALUE
Shares outstanding	2,500,000	160,000	61,150,000	136,600,000
Net asset value	$37.52	$34.35	$119.96	$61.16
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$73,492,030	$4,137,086	$3,782,679,816	$6,867,953,838
(b) Securities loaned, at value	$2,597,385	$—	$—	$20,496,132
(c) Investments, at cost—affiliated	$2,769,014	$—	$11,210,000	$36,524,871
(d) Foreign currency collateral pledged, at cost	$—	$—	$122,233	$—
(e) Foreign currency, at cost	$177,364	$6,248	$3,005,078	$9,031,300
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2025

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$242,269,344	$7,213,667
Investments, at value—affiliated(c)	8,880,000	1,652,636
Cash	—	4,445
Cash pledged for futures contracts	94,000	—
Foreign currency, at value(d)	456,183	1,644
Receivables:
Investments sold	33,834,643	—
Securities lending income—affiliated	2,986	2,375
Dividends—unaffiliated	473,898	2,252
Dividends—affiliated	1,379	2
Tax reclaims	194,835	—
Variation margin on futures contracts	2,990	—
Total assets	286,210,258	8,877,021
LIABILITIES
Bank overdraft	4,271,929	—
Collateral on securities loaned, at value	159	1,652,695
Payables:
Investments purchased	38,624,381	—
Investment advisory fees	76,185	2,309
Variation margin on futures contracts	—	4
Total liabilities	42,972,654	1,655,008
Commitments and contingent liabilities
NET ASSETS	$243,237,604	$7,222,013
NET ASSETS CONSIST OF
Paid-in capital	$303,134,474	$9,072,159
Accumulated loss	(59,896,870)	(1,850,146)
NET ASSETS	$243,237,604	$7,222,013
NET ASSET VALUE
Shares outstanding	3,300,000	600,000
Net asset value	$73.71	$12.04
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$245,106,034	$5,911,030
(b) Securities loaned, at value	$—	$1,570,902
(c) Investments, at cost—affiliated	$8,880,000	$1,652,610
(d) Foreign currency, at cost	$453,536	$1,642
See notes to financial statements.
Statements of Assets and Liabilities
20

Statements of Operations (unaudited)
Six Months Ended September 30, 2025

	iShares Copper and Metals Mining ETF	iShares Environmental Infrastructure and Industrials ETF	iShares Global 100 ETF	iShares Global Infrastructure ETF
INVESTMENT INCOME
Dividends—unaffiliated	$746,844	$78,600	$52,637,782	$190,318,885
Dividends—affiliated	916	15	234,201	267,138
Interest—unaffiliated	603	108	31,663	62,345
Securities lending income—affiliated—net	2,558	14	—	179,300
Foreign taxes withheld	(28,229)	(4,853)	(2,422,483)	(11,857,125)
IRS compliance fee for foreign withholding tax claims	—	—	(4,266)	—
Total investment income	722,692	73,884	50,476,897	178,970,543
EXPENSES
Investment advisory	148,777	12,397	13,124,581	13,915,549
Commitment costs	54	8	1,002	4,526
Total expenses	148,831	12,405	13,125,583	13,920,075
Net investment income	573,861	61,479	37,351,314	165,050,468
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	418,074	9	544,941	(22,235,609)
Investments—affiliated	(138)	—	—	(3,178)
Foreign currency transactions	2,142	711	314,841	551,119
Futures contracts	31,510	3,317	2,490,543	2,097,817
In-kind redemptions—unaffiliated(a)	—	—	146,089,894	—
	451,588	4,037	149,440,219	(19,589,851)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(b)	25,641,350	621,111	1,307,882,536	768,566,801
Investments—affiliated	70	—	—	1,042
Foreign currency translations	1,497	(20)	213,841	(124,095)
Futures contracts	4,536	270	419,613	555,306
	25,647,453	621,361	1,308,515,990	768,999,054
Net realized and unrealized gain	26,099,041	625,398	1,457,956,209	749,409,203
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,672,902	$686,877	$1,495,307,523	$914,459,671
(a) See Note 2 of the Notes to Financial Statements.
(b) Net of increase in deferred foreign capital gain tax of	$—	$(311)	$—	$—
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2025

	iShares Global Timber & Forestry ETF	iShares Lithium Miners and Producers ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,977,451	$12,494
Dividends—affiliated	3,805	13
Interest—unaffiliated	2,089	94
Securities lending income—affiliated—net	28,484	21,596
Foreign taxes withheld	(191,813)	(851)
Total investment income	1,820,016	33,346
EXPENSES
Investment advisory	432,485	10,095
Interest expense	4,285	—
Commitment costs	1,144	30
Total expenses	437,914	10,125
Net investment income	1,382,102	23,221
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(14,163,089)	(550,799)
Investments—affiliated	(207)	37
Foreign currency transactions	57,686	(76)
Futures contracts	14,265	474
In-kind redemptions—unaffiliated(a)	1,306,897	—
	(12,784,448)	(550,364)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	7,400,490	2,636,084
Investments—affiliated	110	(51)
Foreign currency translations	(16,516)	19
Futures contracts	3,645	238
	7,387,729	2,636,290
Net realized and unrealized gain (loss)	(5,396,719)	2,085,926
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,014,617)	$2,109,147
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
22

Statements of Changes in Net Assets

	iShares Copper and Metals Mining ETF		iShares Environmental Infrastructure and Industrials ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$573,861	$605,054	$61,479	$85,793
Net realized gain (loss)	451,588	(663,970)	4,037	247,754
Net change in unrealized appreciation (depreciation)	25,647,453	(6,489,117)	621,361	(211,719)
Net increase (decrease) in net assets resulting from operations	26,672,902	(6,548,033)	686,877	121,828
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(597,516)(b)	(552,960)	(53,093)(b)	(184,633)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	21,048,125	46,704,328	—	—
NET ASSETS
Total increase (decrease) in net assets	47,123,511	39,603,335	633,784	(62,805)
Beginning of period	46,666,060	7,062,725	4,862,277	4,925,082
End of period	$93,789,571	$46,666,060	$5,496,061	$4,862,277

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global 100 ETF		iShares Global Infrastructure ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$37,351,314	$69,257,766	$165,050,468	$142,454,433
Net realized gain (loss)	149,440,219	116,171,614	(19,589,851)	55,373,162
Net change in unrealized appreciation (depreciation)	1,308,515,990	284,102,534	768,999,054	475,488,264
Net increase in net assets resulting from operations	1,495,307,523	469,531,914	914,459,671	673,315,859
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(43,748,391)(b)	(66,698,576)	(119,092,162)(b)	(136,884,244)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(186,321,580)	457,869,536	1,489,414,729	1,958,901,263
NET ASSETS
Total increase in net assets	1,265,237,552	860,702,874	2,284,782,238	2,495,332,878
Beginning of period	6,070,530,129	5,209,827,255	6,069,310,725	3,573,977,847
End of period	$7,335,767,681	$6,070,530,129	$8,354,092,963	$6,069,310,725

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
24

Statements of Changes in Net Assets(continued)

	iShares Global Timber & Forestry ETF		iShares Lithium Miners and Producers ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,382,102	$3,463,425	$23,221	$67,645
Net realized loss	(12,784,448)	(1,102,521)	(550,364)	(1,796,272)
Net change in unrealized appreciation (depreciation)	7,387,729	(19,541,031)	2,636,290	324,326
Net increase (decrease) in net assets resulting from operations	(4,014,617)	(17,180,127)	2,109,147	(1,404,301)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,067,301)(b)	(3,669,976)	(25,389)(b)	(238,617)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	14,112,795	52,891,692	1,475,412	2,593,598
NET ASSETS
Total increase in net assets	8,030,877	32,041,589	3,559,170	950,680
Beginning of period	235,206,727	203,165,138	3,662,843	2,712,163
End of period	$243,237,604	$235,206,727	$7,222,013	$3,662,843

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Copper and Metals Mining ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Period From 06/21/23(a) to 03/31/24
Net asset value, beginning of period	$25.93	$28.25	$25.04
Net investment income(b)	0.27	0.52 (c)	0.68
Net realized and unrealized gain (loss)(d)	11.62	(2.36)	3.08
Net increase (decrease) from investment operations	11.89	(1.84)	3.76
Distributions from net investment income(e)	(0.30)(f)	(0.48)	(0.55)
Net asset value, end of period	$37.52	$25.93	$28.25
Total Return(g)
Based on net asset value	46.20%(h)	(6.61)%(c)	15.33%(h)
Ratios to Average Net Assets(i)
Total expenses	0.47%(j)	0.47%	0.47%(j)
Net investment income	1.81%(j)	1.81%(c)	3.58%(j)
Supplemental Data
Net assets, end of period (000)	$93,790	$46,666	$7,063
Portfolio turnover rate(k)	30%	37%	55%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31,2025:
•  Net investment income per share by $0.00.
•  Total return by 0.00%.
•  Ratio of net investment income to average net assets by 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Environmental Infrastructure and Industrials ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Period From 11/01/22(a) to 03/31/23
Net asset value, beginning of period	$30.39	$30.78	$27.51	$25.10
Net investment income(b)	0.38	0.54	0.43	0.11
Net realized and unrealized gain(c)	3.91	0.22	3.27	2.34
Net increase from investment operations	4.29	0.76	3.70	2.45
Distributions(d)
From net investment income	(0.33)(e)	(0.51)	(0.43)	(0.04)
From net realized gain	—	(0.64)	—	—
Total distributions	(0.33)	(1.15)	(0.43)	(0.04)
Net asset value, end of period	$34.35	$30.39	$30.78	$27.51
Total Return(f)
Based on net asset value	14.18%(g)	2.38%	13.60%	9.76%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%	0.47%(i)
Net investment income	2.33%(i)	1.69%	1.53%	1.01%(i)
Supplemental Data
Net assets, end of period (000)	$5,496	$4,862	$4,925	$4,402
Portfolio turnover rate(j)	13%	35%	15%	13%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global 100 ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$96.28	$89.36	$70.05	$75.96	$65.92	$44.71
Net investment income(a)	0.61	1.11 (b)	1.14 (b)	1.30 (b)	1.16	0.99
Net realized and unrealized gain (loss)(c)	23.78	6.90	19.37	(5.93)	10.08	21.16
Net increase (decrease) from investment operations	24.39	8.01	20.51	(4.63)	11.24	22.15
Distributions from net investment income(d)	(0.71)(e)	(1.09)	(1.20)	(1.28)	(1.20)	(0.94)
Net asset value, end of period	$119.96	$96.28	$89.36	$70.05	$75.96	$65.92
Total Return(f)
Based on net asset value	25.45%(g)	8.96%(b)	29.61%(b)	(6.02)%(b)	17.11%	49.88%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.40%	0.40%	0.41%	0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.40%	0.40%	0.40%	0.40%	N/A
Net investment income	1.14%(i)	1.14%(b)	1.47%(b)	1.95%(b)	1.58%	1.71%
Supplemental Data
Net assets, end of period (000)	$7,335,768	$6,070,530	$5,209,827	$3,604,153	$3,843,610	$2,973,065
Portfolio turnover rate(j)	1%	6%	16%	2%	2%	3%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023, respectively:
• Net investment income per share by $0.01, $0.03 and $0.06.
• Total return by 0.01%, 0.04% and 0.08%.
• Ratio of net investment income to average net assets by 0.01%, 0.04% and 0.09%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Infrastructure ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$54.58	$47.72	$47.69	$50.78	$45.05	$33.89
Net investment income(a)	1.33	1.69 (b)	1.64 (b)	1.33 (b)	1.04	1.04
Net realized and unrealized gain (loss)(c)	6.23	6.85	(0.03)	(3.20)	5.84	11.14
Net increase (decrease) from investment operations	7.56	8.54	1.61	(1.87)	6.88	12.18
Distributions from net investment income(d)	(0.98)(e)	(1.68)	(1.58)	(1.22)	(1.15)	(1.02)
Net asset value, end of period	$61.16	$54.58	$47.72	$47.69	$50.78	$45.05
Total Return(f)
Based on net asset value	13.95%(g)	18.23%(b)	3.50%(b)	(3.74)%(b)	15.54%	36.27%(h)
Ratios to Average Net Assets(i)
Total expenses	0.38%(j)	0.39%	0.42%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	4.53%(j)	3.26%(b)	3.56%(b)	2.81%(b)	2.23%	2.57%
Supplemental Data
Net assets, end of period (000)	$8,354,093	$6,069,311	$3,573,978	$3,843,434	$3,432,989	$3,063,620
Portfolio turnover rate(k)	4%	14%	13%	19%	16%	25%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023, respectively:
• Net investment income per share by $0.02, $0.04 and $0.00.
• Total return by 0.04%, 0.08% and 0.01%.
• Ratio of net investment income to average net assets by 0.04%, 0.08% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Timber & Forestry ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$75.39	$84.65	$71.74	$89.11	$85.14	$48.10
Net investment income(a)	0.45	1.40	1.42	1.40 (b)	1.58 (b)	0.78
Net realized and unrealized gain (loss)(c)	(1.38)	(9.07)	12.83	(17.13)	3.53	37.04
Net increase (decrease) from investment operations	(0.93)	(7.67)	14.25	(15.73)	5.11	37.82
Distributions from net investment income(d)	(0.75)(e)	(1.59)	(1.34)	(1.64)	(1.14)	(0.78)
Net asset value, end of period	$73.71	$75.39	$84.65	$71.74	$89.11	$85.14
Total Return(f)
Based on net asset value	(1.19)%(g)	(9.15)%	20.21%	(17.90)%(b)	6.04%(b)	79.23%
Ratios to Average Net Assets(h)
Total expenses	0.38%	0.40%	0.41%	0.42%	0.41%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	0.41%	0.41%	0.40%	N/A
Net investment income	1.22%(i)	1.75%	1.90%	1.81%(b)	1.78%(b)	1.15%
Supplemental Data
Net assets, end of period (000)	$243,238	$235,207	$203,165	$202,303	$315,454	$332,050
Portfolio turnover rate(j)	33%	80%	23%	29%	18%	14%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023 and
March 31, 2022, respectively:
• Net investment income per share by $0.05 and $0.07.
• Total return by 0.07% and 0.09%.
• Ratio of net investment income to average net assets by 0.06% and 0.07%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
30

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Lithium Miners and Producers ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Period From 06/21/23(a) to 03/31/24
Net asset value, beginning of period	$8.14	$13.56	$24.94
Net investment income(b)	0.05	0.19	0.11
Net realized and unrealized gain (loss)(c)	3.91	(5.04)	(11.37)
Net increase (decrease) from investment operations	3.96	(4.85)	(11.26)
Distributions from net investment income(d)	(0.06)(e)	(0.57)	(0.12)
Net asset value, end of period	$12.04	$8.14	$13.56
Total Return(f)
Based on net asset value	49.00%(g)	(36.38)%	(45.19)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%(i)
Net investment income	1.08%(i)	1.86%	0.82%(i)
Supplemental Data
Net assets, end of period (000)	$7,222	$3,663	$2,712
Portfolio turnover rate(j)	39%	73%	48%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Copper and Metals Mining	Non-diversified
Environmental Infrastructure and Industrials	Non-diversified
Global 100(a)	Diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified
Lithium Miners and Producers	Non-diversified

(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Copper and Metals Mining
BofA Securities, Inc.	$80,632	$(80,632)	$—	$—
Citigroup Global Markets, Inc.	2,233,113	(2,233,113)	—	—
Morgan Stanley	283,640	(283,640)	—	—
	$2,597,385	$(2,597,385)	$—	$—
Global Infrastructure
Barclays Bank PLC	$1,065,408	$(1,065,408)	$—	$—
Barclays Capital Inc.	2,429,007	(2,429,007)	—	—
BNP Paribas SA	116,064	(116,064)	—	—
BofA Securities, Inc.	245,960	(245,960)	—	—
Citigroup Global Markets, Inc.	1,714,388	(1,714,388)	—	—
Goldman Sachs & Co. LLC	187,332	(187,332)	—	—
J.P. Morgan Securities LLC	1,147,637	(1,147,637)	—	—
Morgan Stanley	12,685,233	(12,685,233)	—	—
Morgan Stanley	—	—	—	—
UBS Securities LLC	541,632	(541,632)	—	—
Virtu Americas LLC	345,705	(345,705)	—	—
Wells Fargo Securities LLC	17,766	(17,766)	—	—
	$20,496,132	$(20,496,132)	$—	$—
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Lithium Miners and Producers
Barclays Bank PLC	$408,040	$(408,040)	$—	$—
Citigroup Global Markets, Inc.	1,008,054	(1,008,054)	—	—
J.P. Morgan Securities LLC	22,741	(22,741)	—	—
Jefferies LLC	77,822	(77,822)	—	—
Morgan Stanley	54,245	(54,245)	—	—
	$1,570,902	$(1,570,902)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Copper and Metals Mining	0.47%
Environmental Infrastructure and Industrials	0.47
Global 100	0.40
Lithium Miners and Producers	0.47
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Global 100 ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, the iShares Copper and Metals Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF and iShares Lithium Miners and Producers ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
 In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Copper and Metals Mining	$963
Environmental Infrastructure and Industrials	6
Global Infrastructure	46,189
Global Timber & Forestry	6,591
Lithium Miners and Producers	4,889
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Notes to Financial Statements
36

Notes to Financial Statements (unaudited) (continued)
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global 100	$19,347,283	$8,379,929	$103,443
Global Infrastructure	25,726,099	1,756,431	(52,003)
Global Timber & Forestry	4,061,754	88,750	(31,786)
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Copper and Metals Mining	$20,630,946	$19,563,354
Environmental Infrastructure and Industrials	695,715	682,883
Global 100	74,488,660	80,677,621
Global Infrastructure	569,656,449	323,442,705
Global Timber & Forestry	77,171,020	76,111,721
Lithium Miners and Producers	2,385,778	1,727,034
For the six months ended September 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Copper and Metals Mining	$19,979,302	$—
Global 100	66,021,240	246,926,249
Global Infrastructure	1,267,457,274	—
Global Timber & Forestry	31,165,737	20,153,489
Lithium Miners and Producers	820,140	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
Copper and Metals Mining	$(1,397,983)	$—
Global 100	(287,171,713)	—
Global Infrastructure	(436,008,398)	—
Global Timber & Forestry	(41,867,981)	(26,491)
Lithium Miners and Producers	(1,959,922)	(147,999)
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Copper and Metals Mining	$76,800,301	$20,914,852	$(1,567,555)	$19,347,297
Environmental Infrastructure and Industrials	4,165,584	1,422,670	(104,448)	1,318,222
Global 100	3,836,776,665	3,585,411,726	(93,568,720)	3,491,843,006
Global Infrastructure	6,946,077,861	1,541,664,123	(137,812,205)	1,403,851,918
Global Timber & Forestry	255,703,799	12,484,424	(17,035,234)	(4,550,810)
Lithium Miners and Producers	8,056,236	1,646,541	(836,474)	810,067
9. LINE OF CREDIT
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Notes to Financial Statements
38

Notes to Financial Statements (unaudited) (continued)
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Copper and Metals Mining
Shares sold	700,000	$21,048,125	1,750,000	$52,463,150
Shares redeemed	—	—	(200,000)	(5,758,822)
	700,000	$21,048,125	1,550,000	$46,704,328
Global 100
Shares sold	750,000	$68,208,112	7,600,000	$742,816,617
Shares redeemed	(2,650,000)	(254,529,692)	(2,850,000)	(284,947,081)
	(1,900,000)	$(186,321,580)	4,750,000	$457,869,536
Global Infrastructure
Shares sold	25,400,000	$1,489,414,729	41,800,000	$2,244,384,892
Shares redeemed	—	—	(5,500,000)	(285,483,629)
	25,400,000	$1,489,414,729	36,300,000	$1,958,901,263
Global Timber & Forestry
Shares sold	540,000	$39,785,679	1,140,000	$87,395,517
Shares redeemed	(360,000)	(25,672,884)	(420,000)	(34,503,825)
	180,000	$14,112,795	720,000	$52,891,692
Lithium Miners and Producers
Shares sold	150,000	$1,475,412	250,000	$2,593,598
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
During the year, the iShares Global 100 ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023, and the related tax compliance fee, including interest, was paid to the IRS.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
Notes to Financial Statements
40

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Copper and Metals Mining ETF, iShares Environmental Infrastructure and Industrials ETF, iShares Global 100 ETF, iShares Lithium Miners and Producers ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
42

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Global Infrastructure ETF, iShares Global Timber & Forestry ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
44

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
46

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
47
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, S&P Dow Jones Indices LLC or STOXX Ltd., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Global Comm Services ETF | IXP | NYSE Arca
• iShares Global Consumer Discretionary ETF | RXI | NYSE Arca
• iShares Global Consumer Staples ETF | KXI | NYSE Arca
• iShares Global Energy ETF | IXC | NYSE Arca
• iShares Global Financials ETF | IXG | NYSE Arca
• iShares Global Healthcare ETF | IXJ | NYSE Arca
• iShares Global Industrials ETF | EXI | NYSE Arca
• iShares Global Materials ETF | MXI | NYSE Arca
• iShares Global Tech ETF | IXN | NYSE Arca
• iShares Global Utilities ETF | JXI | NYSE Arca

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.2%
CAR Group Ltd.	53,267	$1,295,495
REA Group Ltd.	7,077	1,082,201
SEEK Ltd.	50,356	948,826
Telstra Group Ltd.	1,613,794	5,144,970
		8,471,492
Brazil — 0.1%
Telefonica Brasil SA, ADR NVS	53,141	677,548
Canada — 1.2%
BCE Inc.	132,673	3,100,184
Rogers Communications Inc., Class B, NVS	55,234	1,901,459
TELUS Corp.	216,387	3,408,208
		8,409,851
China — 7.1%
Baidu Inc., Class A(a)	315,250	5,212,480
Kuaishou Technology(b)	397,100	4,294,977
NetEase Inc.	241,900	7,347,068
Tencent Holdings Ltd.	381,200	32,481,897
		49,336,422
Finland — 0.2%
Elisa OYJ	20,524	1,077,269
France — 1.0%
Orange SA	258,740	4,197,017
Publicis Groupe SA	32,209	3,099,580
		7,296,597
Germany — 2.4%
Deutsche Telekom AG, Registered	493,739	16,821,422
Italy — 0.1%
Telecom Italia SpA/Milano(a)	1,620,734	849,169
Japan — 8.3%
Dentsu Group Inc.	31,000	676,704
KDDI Corp.	395,500	6,307,642
Konami Group Corp.	14,500	2,091,798
LY Corp.	352,300	1,130,886
Nexon Co. Ltd.	56,900	1,248,704
Nintendo Co. Ltd.	164,700	14,249,718
NTT Inc.	7,403,600	7,739,135
SoftBank Corp.	4,044,200	5,948,204
SoftBank Group Corp.	140,900	17,778,834
		57,171,625
Mexico — 0.4%
America Movil SAB de CV, Series B, Class B	2,581,215	2,701,935
Netherlands — 1.0%
Koninklijke KPN NV	548,218	2,631,194
Universal Music Group NV	148,394	4,288,209
		6,919,403
Norway — 0.2%
Telenor ASA	88,731	1,472,357
Singapore — 0.5%
Singapore Telecommunications Ltd.	1,001,000	3,200,264
South Korea — 0.6%
NAVER Corp.	20,265	3,888,583
Spain — 0.8%
Cellnex Telecom SA(b)	82,661	2,863,165
Security	Shares	Value
Spain (continued)
Telefonica SA	564,849	$2,906,827
		5,769,992
Sweden — 0.4%
Tele2 AB, Class B	79,822	1,361,651
Telia Co. AB	327,040	1,247,647
		2,609,298
Switzerland — 0.4%
Swisscom AG, Registered	3,616	2,628,289
Taiwan — 0.3%
Chunghwa Telecom Co. Ltd.	542,120	2,373,100
United Kingdom — 1.6%
Auto Trader Group PLC(b)	123,053	1,307,226
BT Group PLC	800,861	2,060,371
Informa PLC	183,388	2,271,496
Rightmove PLC	109,127	1,042,145
Vodafone Group PLC	2,884,909	3,354,864
WPP PLC	152,077	758,059
		10,794,161
United States — 71.9%
Alphabet Inc., Class A	359,251	87,333,918
Alphabet Inc., Class C, NVS	288,402	70,240,307
AT&T Inc.	1,011,431	28,562,811
Charter Communications Inc., Class A(a)	13,201	3,631,661
Comcast Corp., Class A	520,931	16,367,652
Electronic Arts Inc.	31,908	6,435,844
Fox Corp., Class A, NVS	29,597	1,866,387
Fox Corp., Class B	18,597	1,065,422
Interpublic Group of Companies Inc. (The)	51,632	1,441,049
Live Nation Entertainment Inc.(a)	22,407	3,661,304
Match Group Inc.	33,919	1,198,019
Meta Platforms Inc., Class A	206,138	151,383,625
Netflix Inc.(a)	24,847	29,789,565
News Corp., Class A, NVS	53,066	1,629,657
News Corp., Class B	15,680	541,744
Omnicom Group Inc.	27,308	2,226,421
Paramount Skydance Corp., Class B, NVS	43,523	823,455
Take-Two Interactive Software Inc.(a)	24,557	6,344,547
TKO Group Holdings Inc., Class A	9,725	1,964,061
T-Mobile U.S. Inc.	68,453	16,386,279
Trade Desk Inc. (The), Class A(a)	62,824	3,079,004
Verizon Communications Inc.	596,405	26,212,000
Walt Disney Co. (The)	254,320	29,119,640
Warner Bros Discovery Inc.(a)	350,468	6,844,640
		498,149,012
Total Common Stocks — 99.7% (Cost: $559,593,057)		690,617,789
Preferred Stocks
Italy — 0.1%
Telecom Italia SpA, Preference Shares, NVS	864,794	501,234
Total Preferred Stocks — 0.1% (Cost: $419,505)		501,234
Total Long-Term Investments — 99.8% (Cost: $560,012,562)		691,119,023

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Comm Services ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	920,000	$920,000
Total Short-Term Securities — 0.1% (Cost: $920,000)		920,000
Total Investments — 99.9% (Cost: $560,932,562)		692,039,023
Other Assets Less Liabilities — 0.1%		516,575
Net Assets — 100.0%		$692,555,598

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$868,430	$—	$(869,140)(b)	$710	$—	$—	—	$110,063 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	380,000	540,000 (b)	—	—	—	920,000	920,000	16,652	—
				$710	$—	$920,000		$126,715	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	21	12/11/25	$445	$2,585
E-Mini S&P Comm Services Select Sector Index	7	12/19/25	1,092	(4,229)
Euro STOXX 50 Index	1	12/19/25	65	210
				$(1,434)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Comm Services ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,795	$—	$—	$—	$2,795
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$4,229	$—	$—	$—	$4,229

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$262,508	$—	$—	$—	$262,508
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$411	$—	$—	$—	$411
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,494,129
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$509,938,346	$180,679,443	$—	$690,617,789
Preferred Stocks	—	501,234	—	501,234
Short-Term Securities
Money Market Funds	920,000	—	—	920,000
	$510,858,346	$181,180,677	$—	$692,039,023
Derivative Financial Instruments(a)
Assets
Equity Contracts	$210	$2,585	$—	$2,795

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Comm Services ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(4,229)	$—	$—	$(4,229)
	$(4,019)	$2,585	$—	$(1,434)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
Aristocrat Leisure Ltd.	26,709	$1,236,451
Lottery Corp. Ltd. (The)	95,739	371,771
Wesfarmers Ltd.	48,821	2,969,943
		4,578,165
Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	2,265	269,629
Dollarama Inc.	11,889	1,567,943
Gildan Activewear Inc.	6,420	370,890
Magna International Inc.	11,393	539,811
Restaurant Brands International Inc.	14,100	904,540
		3,652,813
Chile — 0.1%
Empresas Copec SA	15,940	116,753
Falabella SA	35,612	211,132
		327,885
China — 8.5%
Alibaba Group Holding Ltd.	560,700	12,539,551
ANTA Sports Products Ltd.	50,800	608,501
BYD Co. Ltd., Class H	158,400	2,238,933
JD.com Inc., Class A	124,700	2,184,807
Meituan, Class B(a)(b)	237,900	3,178,050
Pop Mart International Group Ltd.(a)	28,800	986,453
Trip.com Group Ltd.	26,150	1,983,152
		23,719,447
Denmark — 0.2%
Pandora A/S	3,398	444,280
France — 4.8%
Accor SA	9,167	435,528
Cie Generale des Etablissements Michelin SCA	30,357	1,093,269
Hermes International SCA	1,499	3,686,100
Kering SA	3,026	1,014,005
LVMH Moet Hennessy Louis Vuitton SE	10,972	6,751,965
Renault SA	7,951	326,932
Sodexo SA	3,565	224,931
		13,532,730
Germany — 2.1%
adidas AG	7,743	1,640,598
Bayerische Motoren Werke AG	11,344	1,143,332
Continental AG	4,646	307,361
Delivery Hero SE, Class A(a)(b)	9,070	260,439
Mercedes-Benz Group AG	31,064	1,957,963
Volkswagen AG	1,268	140,410
Zalando SE(a)(b)	9,431	289,421
		5,739,524
Italy — 1.4%
Ferrari NV	5,255	2,547,208
Moncler SpA	9,585	564,110
Stellantis NV	87,200	809,352
		3,920,670
Japan — 12.6%
Aisin Corp.	24,200	417,937
Asics Corp.	31,600	826,892
Bandai Namco Holdings Inc.	28,000	931,602
Bridgestone Corp.	25,200	1,164,697
Denso Corp.	83,900	1,207,462
Fast Retailing Co. Ltd.	9,000	2,733,404
Honda Motor Co. Ltd.	174,829	1,804,117
Isuzu Motors Ltd.	23,800	299,960
Security	Shares	Value
Japan (continued)
Nissan Motor Co. Ltd.(b)(c)	98,900	$240,523
Nitori Holdings Co. Ltd.	19,000	367,371
Oriental Land Co. Ltd./Japan	51,900	1,249,392
Pan Pacific International Holdings Corp.	115,000	757,153
Panasonic Holdings Corp.	105,600	1,146,192
Rakuten Group Inc.(b)	66,000	427,988
Sekisui House Ltd.	28,500	648,163
Shimano Inc.	3,500	391,155
Sony Financial Holdings Inc.(b)	264,500	293,323
Sony Group Corp.	264,500	7,603,503
Subaru Corp.	24,888	507,200
Sumitomo Electric Industries Ltd.	34,200	973,129
Suzuki Motor Corp.	84,500	1,230,225
Toyota Motor Corp.	509,600	9,787,612
Yamaha Motor Co. Ltd.	43,839	328,234
		35,337,234
Netherlands — 1.4%
Prosus NV	57,304	4,052,254
South Korea — 0.6%
Hyundai Motor Co.	5,813	891,153
Kia Corp.	10,605	761,194
		1,652,347
Spain — 1.5%
Amadeus IT Group SA	19,378	1,540,352
Industria de Diseno Textil SA	48,261	2,670,950
		4,211,302
Sweden — 0.3%
Evolution AB(a)	6,244	514,030
H & M Hennes & Mauritz AB, Class B	20,627	385,595
		899,625
Switzerland — 1.7%
Cie Financiere Richemont SA, Class A, Registered	23,124	4,439,029
Swatch Group AG (The), Bearer	1,215	229,632
Swatch Group AG (The), Registered	2,258	86,724
		4,755,385
United Kingdom — 2.4%
Barratt Redrow PLC	62,004	326,213
Berkeley Group Holdings PLC	4,013	207,412
Burberry Group PLC(b)	15,710	248,176
Compass Group PLC	73,013	2,488,702
Entain PLC	27,509	325,114
InterContinental Hotels Group PLC	6,621	800,547
Kingfisher PLC	74,039	308,429
Next PLC	4,961	827,017
Pearson PLC	27,283	387,993
Persimmon PLC	14,037	219,294
Taylor Wimpey PLC	147,322	204,664
Whitbread PLC	7,564	328,173
		6,671,734
United States — 58.5%
Airbnb Inc., Class A(b)	18,456	2,240,928
Amazon.com Inc.(b)	126,566	27,790,097
Aptiv PLC(b)	9,367	807,623
AutoZone Inc.(b)	720	3,088,973
Best Buy Co. Inc.	8,455	639,367
Booking Holdings Inc.	1,394	7,526,582
CarMax Inc.(b)	6,455	289,636
Carnival Corp.(b)	46,700	1,350,097
Chipotle Mexican Grill Inc., Class A(b)	57,677	2,260,362
Darden Restaurants Inc.	5,034	958,272

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Consumer Discretionary ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Deckers Outdoor Corp.(b)	6,381	$646,842
Domino's Pizza Inc.	1,343	579,787
DoorDash Inc., Class A(b)	15,923	4,330,897
DR Horton Inc.	11,926	2,021,099
eBay Inc.	19,657	1,787,804
Expedia Group Inc.	5,084	1,086,705
Ford Motor Co.	168,142	2,010,978
Garmin Ltd.	7,038	1,732,896
General Motors Co.	40,953	2,496,904
Genuine Parts Co.	5,983	829,244
Hasbro Inc.	5,730	434,620
Hilton Worldwide Holdings Inc.	10,117	2,624,754
Home Depot Inc. (The)	30,607	12,401,650
Las Vegas Sands Corp.	13,287	714,708
Lennar Corp., Class A	9,790	1,233,932
LKQ Corp.	11,067	337,986
Lowe's Companies Inc.	24,107	6,058,330
Lululemon Athletica Inc.(b)	4,691	834,670
Marriott International Inc./MD, Class A	9,691	2,523,924
McDonald's Corp.	30,695	9,327,904
MGM Resorts International(b)(c)	8,843	306,498
Mohawk Industries Inc.(b)	2,277	293,551
Nike Inc., Class B	51,101	3,563,273
Norwegian Cruise Line Holdings Ltd.(b)	19,440	478,807
NVR Inc.(b)	123	988,263
O'Reilly Automotive Inc.(b)	36,497	3,934,742
Pool Corp.	1,413	438,129
PulteGroup Inc.	8,487	1,121,387
Ralph Lauren Corp., Class A	1,643	515,179
Ross Stores Inc.	14,069	2,143,975
Royal Caribbean Cruises Ltd.	10,866	3,516,020
Starbucks Corp.	48,894	4,136,432
Tapestry Inc.	8,952	1,013,545
Tesla Inc.(b)	62,944	27,992,456
TJX Companies Inc. (The)	47,987	6,936,041
Tractor Supply Co.	22,795	1,296,352
Ulta Beauty Inc.(b)	1,933	1,056,868
Williams-Sonoma Inc.	5,291	1,034,126
Wynn Resorts Ltd.	3,631	465,748
Yum! Brands Inc.	11,938	1,814,576
		164,013,539
Total Common Stocks — 99.0% (Cost: $254,755,168)		277,508,934
Security	Shares	Value
Preferred Stocks
Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,276	$212,003
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	4,775	231,507
Porsche Automobil Holding SE, Preference Shares, NVS	6,654	262,219
Volkswagen AG, Preference Shares, NVS	8,870	961,416
		1,667,145
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	938	109,064
Series 2, Preference Shares, NVS	1,509	179,183
		288,247
Total Preferred Stocks — 0.7% (Cost: $3,178,814)		1,955,392
Total Long-Term Investments — 99.7% (Cost: $257,933,982)		279,464,326
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	816,132	816,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	320,000	320,000
Total Short-Term Securities — 0.4% (Cost: $1,136,540)		1,136,540
Total Investments — 100.1% (Cost: $259,070,522)		280,600,866
Liabilities in Excess of Other Assets — (0.1)%		(164,151)
Net Assets — 100.0%		$280,436,715

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Consumer Discretionary ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$814,230 (a)	$—	$2,310	$—	$816,540	816,132	$563 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	550,000	—	(230,000)(a)	—	—	320,000	320,000	6,615	—
				$2,310	$—	$1,136,540		$7,178	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	12/11/25	$212	$1,107
E-Mini Consumer Discretionary Index	2	12/19/25	489	1,246
Euro STOXX 50 Index	4	12/19/25	260	3,949
				$6,302
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,302	$—	$—	$—	$6,302

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$85,428	$—	$—	$—	$85,428
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$16,717	$—	$—	$—	$16,717

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Consumer Discretionary ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$847,079
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$168,170,807	$109,338,127	$—	$277,508,934
Preferred Stocks	—	1,955,392	—	1,955,392
Short-Term Securities
Money Market Funds	1,136,540	—	—	1,136,540
	$169,307,347	$111,293,519	$—	$280,600,866
Derivative Financial Instruments(a)
Assets
Equity Contracts	$5,195	$1,107	$—	$6,302

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.1%
Coles Group Ltd.	301,763	$4,644,984
Woolworths Group Ltd.	274,837	4,850,340
		9,495,324
Belgium — 1.5%
Anheuser-Busch InBev SA	222,307	13,288,775
Brazil — 0.2%
Ambev SA, ADR	957,559	2,135,356
Canada — 2.4%
Alimentation Couche-Tard Inc.	172,483	9,202,316
George Weston Ltd.	35,961	2,193,525
Loblaw Companies Ltd.	128,028	4,952,035
Metro Inc./CN	44,647	2,998,602
Saputo Inc.	54,569	1,325,309
		20,671,787
Chile — 0.1%
Cencosud SA	282,941	805,254
Denmark — 0.3%
Carlsberg A/S, Class B	20,261	2,358,337
Finland — 0.2%
Kesko OYJ, Class B	61,025	1,298,728
France — 4.8%
Carrefour SA	125,846	1,907,166
Danone SA	145,048	12,638,503
L'Oreal SA	51,689	22,458,209
Pernod Ricard SA	44,831	4,413,641
		41,417,519
Germany — 0.4%
Beiersdorf AG	20,647	2,160,421
Henkel AG & Co. KGaA	21,628	1,605,373
		3,765,794
Ireland — 0.4%
Kerry Group PLC, Class A	36,681	3,311,476
Japan — 5.7%
Aeon Co. Ltd.	626,051	7,599,161
Ajinomoto Co. Inc.	207,900	5,960,328
Asahi Group Holdings Ltd.	341,894	4,098,942
Japan Tobacco Inc.	247,400	8,113,988
Kao Corp.	104,500	4,554,218
Kikkoman Corp.	219,200	1,856,299
Kirin Holdings Co. Ltd.	182,796	2,678,166
MEIJI Holdings Co. Ltd.	59,700	1,237,901
Nissin Foods Holdings Co. Ltd.	52,000	979,453
Seven & i Holdings Co. Ltd.	539,011	7,232,672
Shiseido Co. Ltd.	89,700	1,531,211
Unicharm Corp.	290,100	1,882,016
Yakult Honsha Co. Ltd.	65,540	1,068,745
		48,793,100
Mexico — 1.1%
Arca Continental SAB de CV	111,300	1,166,998
Fomento Economico Mexicano SAB de CV	382,145	3,768,344
Grupo Bimbo SAB de CV, Series A, Class A	309,823	1,100,330
Wal-Mart de Mexico SAB de CV	1,090,917	3,369,819
		9,405,491
Netherlands — 1.7%
Heineken Holding NV	25,413	1,744,937
Security	Shares	Value
Netherlands (continued)
Heineken NV	62,201	$4,870,901
Koninklijke Ahold Delhaize NV	205,392	8,311,082
		14,926,920
Norway — 0.5%
Mowi ASA	98,889	2,092,056
Orkla ASA	169,211	1,769,071
		3,861,127
Portugal — 0.2%
Jeronimo Martins SGPS SA	62,641	1,525,008
Sweden — 0.4%
Essity AB, Class B	132,685	3,468,269
Switzerland — 5.5%
Barry Callebaut AG, Registered	807	1,111,410
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	219	3,348,221
Chocoladefabriken Lindt & Spruengli AG, Registered	24	3,611,296
Nestle SA, Registered	423,218	38,866,324
		46,937,251
United Kingdom — 12.1%
Associated British Foods PLC	64,500	1,782,219
British American Tobacco PLC	448,626	23,861,196
Coca-Cola HBC AG, Class DI	44,164	2,083,595
Diageo PLC	500,662	11,979,672
Imperial Brands PLC	171,103	7,268,694
J Sainsbury PLC	373,542	1,679,528
Marks & Spencer Group PLC	462,785	2,270,480
Reckitt Benckiser Group PLC	152,576	11,748,648
Tesco PLC	1,471,704	8,820,927
Unilever PLC	551,664	32,608,081
		104,103,040
United States — 60.5%
Altria Group Inc.	377,949	24,967,311
Archer-Daniels-Midland Co.	108,094	6,457,536
Brown-Forman Corp., Class B, NVS	39,621	1,072,937
Bunge Global SA	31,501	2,559,456
Campbell's Company (The)	45,009	1,421,384
Church & Dwight Co. Inc.	54,810	4,803,000
Clorox Co. (The)	27,517	3,392,846
Coca-Cola Co. (The)	575,890	38,193,025
Colgate-Palmolive Co.	181,837	14,536,050
Conagra Brands Inc.	107,789	1,973,617
Constellation Brands Inc., Class A	32,130	4,326,947
Costco Wholesale Corp.	87,051	80,577,017
Dollar General Corp.	49,511	5,116,962
Dollar Tree Inc.(a)	43,668	4,120,949
Estee Lauder Companies Inc. (The), Class A	52,691	4,643,131
General Mills Inc.	120,304	6,065,728
Hershey Co. (The)	33,321	6,232,693
Hormel Foods Corp.	66,560	1,646,694
J M Smucker Co. (The)	23,983	2,604,554
Kellanova	60,489	4,961,308
Kenvue Inc.	431,758	7,007,432
Keurig Dr Pepper Inc.	305,624	7,796,468
Kimberly-Clark Corp.	74,643	9,281,111
Kraft Heinz Co. (The)	191,738	4,992,857
Kroger Co. (The)	136,851	9,225,126
Lamb Weston Holdings Inc.	31,308	1,818,369
McCormick & Co. Inc./MD, NVS	56,929	3,809,119
Molson Coors Beverage Co., Class B	38,044	1,721,491
Mondelez International Inc., Class A	291,115	18,185,954

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Consumer Staples ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Monster Beverage Corp.(a)	160,012	$10,770,408
PepsiCo Inc.	273,939	38,471,993
Philip Morris International Inc.	236,227	38,316,019
Procter & Gamble Co. (The)	248,243	38,142,537
Sysco Corp.	107,433	8,846,033
Target Corp.	102,223	9,169,403
Tyson Foods Inc., Class A	64,290	3,490,947
Walmart Inc.	861,526	88,788,870
		519,507,282
Total Common Stocks — 99.1% (Cost: $876,085,074)		851,075,838
Preferred Stocks
Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	36,678	2,959,413
Total Preferred Stocks — 0.4% (Cost: $3,508,737)		2,959,413
Total Long-Term Investments — 99.5% (Cost: $879,593,811)		854,035,251
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(c)	1,450,000	$1,450,000
Total Short-Term Securities — 0.2% (Cost: $1,450,000)		1,450,000
Total Investments — 99.7% (Cost: $881,043,811)		855,485,251
Other Assets Less Liabilities — 0.3%		2,944,835
Net Assets — 100.0%		$858,430,086

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$1,033,369	$—	$(1,025,360)(b)	$(8,009)	$—	$—	—	$1,207 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,670,000	—	(220,000)(b)	—	—	1,450,000	1,450,000	35,855	—
				$(8,009)	$—	$1,450,000		$37,062	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	40	12/19/25	$3,189	$(57,712)
Euro STOXX 50 Index	2	12/19/25	130	419
FTSE 100 Index	6	12/19/25	762	8,892
				$(48,401)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Consumer Staples ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,311	$—	$—	$—	$9,311
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$57,712	$—	$—	$—	$57,712

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$47,043	$—	$—	$—	$47,043
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(111,841)	$—	$—	$—	$(111,841)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,441,479
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$553,601,932	$297,473,906	$—	$851,075,838
Preferred Stocks	—	2,959,413	—	2,959,413
Short-Term Securities
Money Market Funds	1,450,000	—	—	1,450,000
	$555,051,932	$300,433,319	$—	$855,485,251
Derivative Financial Instruments(a)
Assets
Equity Contracts	$419	$8,892	$—	$9,311

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Consumer Staples ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Equity Contracts	$(57,712)	$—	$—	$(57,712)
	$(57,293)	$8,892	$—	$(48,401)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Energy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
Santos Ltd.	2,162,179	$9,601,925
Woodside Energy Group Ltd.	1,264,079	19,088,807
		28,690,732
Austria — 0.3%
OMV AG	95,854	5,121,270
Brazil — 0.9%
Petroleo Brasileiro SA - Petrobras, ADR	1,238,656	15,681,385
Canada — 14.4%
Cameco Corp.	289,859	24,326,745
Canadian Natural Resources Ltd.	1,393,068	44,543,742
Cenovus Energy Inc.	841,266	14,284,052
Enbridge Inc.	1,453,592	73,332,395
Imperial Oil Ltd.	105,076	9,527,585
Pembina Pipeline Corp.	386,748	15,637,214
Suncor Energy Inc.	809,493	33,875,744
TC Energy Corp.	693,694	37,717,773
Tourmaline Oil Corp.	244,597	10,548,762
		263,794,012
China — 0.7%
PetroChina Co. Ltd., Class H	14,042,000	12,729,987
Colombia — 0.1%
Ecopetrol SA, ADR(a)	163,591	1,506,673
Finland — 0.3%
Neste OYJ	285,891	5,252,890
France — 4.7%
TotalEnergies SE	1,399,139	85,219,618
Italy — 1.5%
Eni SpA	1,386,831	24,264,124
Tenaris SA, NVS	221,736	3,973,090
		28,237,214
Japan — 1.2%
ENEOS Holdings Inc.	1,802,420	11,415,094
Inpex Corp.	612,600	11,030,270
		22,445,364
Norway — 1.0%
Aker BP ASA	204,098	5,179,873
Equinor ASA	561,445	13,691,452
		18,871,325
Portugal — 0.3%
Galp Energia SGPS SA	277,825	5,264,715
Spain — 0.7%
Repsol SA	770,527	13,701,687
United Kingdom — 10.9%
BP PLC	10,500,245	60,288,720
Shell PLC	3,906,556	139,233,533
		199,522,253
United States — 60.0%
APA Corp.	239,146	5,806,465
Baker Hughes Co., Class A	656,367	31,978,200
Security	Shares	Value
United States (continued)
Chevron Corp.	1,282,957	$199,230,393
ConocoPhillips	832,578	78,753,553
Coterra Energy Inc.	508,057	12,015,548
Devon Energy Corp.	423,181	14,836,726
Diamondback Energy Inc.	125,273	17,926,566
EOG Resources Inc.	364,118	40,824,910
EQT Corp.	416,790	22,685,880
Expand Energy Corp.	158,449	16,833,622
Exxon Mobil Corp.	2,841,995	320,434,936
Halliburton Co.	570,485	14,033,931
Kinder Morgan Inc.	1,304,364	36,926,545
Marathon Petroleum Corp.	202,797	39,087,094
Occidental Petroleum Corp.	479,958	22,678,016
ONEOK Inc.	420,242	30,665,059
Phillips 66	269,575	36,667,591
Schlumberger NV	994,577	34,183,611
Targa Resources Corp.	143,372	24,020,545
Texas Pacific Land Corp.(a)	12,852	11,999,141
Valero Energy Corp.	206,827	35,214,365
Williams Companies Inc. (The)	814,182	51,578,430
		1,098,381,127
Total Common Stocks — 98.6% (Cost: $1,833,021,463)		1,804,420,252
Preferred Stocks
Brazil — 0.9%
Petroleo Brasileiro SA - Petrobras, Preference Shares, ADR(a)	1,468,252	17,354,739
Total Preferred Stocks — 0.9% (Cost: $24,925,574)		17,354,739
Total Long-Term Investments — 99.5% (Cost: $1,857,947,037)		1,821,774,991
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(b)(c)(d)	6,713,732	6,717,088
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(b)(c)	3,800,000	3,800,000
Total Short-Term Securities — 0.6% (Cost: $10,517,434)		10,517,088
Total Investments — 100.1% (Cost: $1,868,464,471)		1,832,292,079
Liabilities in Excess of Other Assets — (0.1)%		(1,889,834)
Net Assets — 100.0%		$1,830,402,245

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Energy ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$799,200	$5,918,766 (a)	$—	$(532)	$(346)	$6,717,088	6,713,732	$92,071 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,890,000	910,000 (a)	—	—	—	3,800,000	3,800,000	54,284	—
				$(532)	$(346)	$10,517,088		$146,355	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	73	12/19/25	$6,884	$36,594
FTSE 100 Index	10	12/19/25	1,271	19,802
				$56,396
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$56,396	$—	$—	$—	$56,396

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$486,569	$—	$—	$—	$486,569
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(76,827)	$—	$—	$—	$(76,827)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Energy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,908,851
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,379,363,197	$425,057,055	$—	$1,804,420,252
Preferred Stocks	17,354,739	—	—	17,354,739
Short-Term Securities
Money Market Funds	10,517,088	—	—	10,517,088
	$1,407,235,024	$425,057,055	$—	$1,832,292,079
Derivative Financial Instruments(a)
Assets
Equity Contracts	$36,594	$19,802	$—	$56,396

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 3.9%
ANZ Group Holdings Ltd.	129,690	$2,847,802
ASX Ltd.	8,438	327,029
Commonwealth Bank of Australia	72,445	8,000,356
Insurance Australia Group Ltd.	102,523	555,545
Macquarie Group Ltd.	15,343	2,227,036
Medibank Pvt Ltd.	119,834	381,767
National Australia Bank Ltd.	132,604	3,868,291
QBE Insurance Group Ltd.	65,636	893,191
Suncorp Group Ltd.	46,763	626,984
Westpac Banking Corp.	148,070	3,814,999
		23,543,000
Austria — 0.2%
Erste Group Bank AG	13,861	1,362,572
Belgium — 0.4%
Ageas SA	7,871	545,904
Groupe Bruxelles Lambert NV	3,285	294,497
KBC Group NV	10,845	1,299,654
		2,140,055
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao	229,622	578,127
Banco do Brasil SA	124,617	517,223
NU Holdings Ltd./Cayman Islands, Class A(a)	163,124	2,611,615
		3,706,965
Canada — 6.4%
Bank of Montreal	31,012	4,041,120
Bank of Nova Scotia (The)	53,788	3,478,036
Brookfield Asset Management Ltd., Class A	16,568	942,865
Brookfield Corp., Class A	62,685	4,301,064
Canadian Imperial Bank of Commerce	40,236	3,215,237
Intact Financial Corp.	7,757	1,509,207
Manulife Financial Corp.	73,532	2,290,973
National Bank of Canada	16,957	1,801,217
Power Corp. of Canada	23,276	1,007,172
Royal Bank of Canada	60,859	8,969,891
Sun Life Financial Inc.	24,210	1,453,783
Toronto-Dominion Bank (The)	74,250	5,937,012
		38,947,577
Chile — 0.1%
Banco de Chile	1,877,575	285,104
Banco Santander Chile, ADR	7,005	185,632
		470,736
China — 2.2%
Agricultural Bank of China Ltd., Class H	1,322,000	889,797
Bank of China Ltd., Class H	3,661,000	2,001,127
Bank of Communications Co. Ltd., Class H	923,000	773,386
China Construction Bank Corp., Class H	4,266,720	4,092,491
China Merchants Bank Co. Ltd., Class H	142,000	849,866
Industrial & Commercial Bank of China Ltd., Class H	3,454,000	2,543,336
Ping An Insurance Group Co. of China Ltd., Class H	280,000	1,904,865
		13,054,868
Colombia — 0.0%
Grupo Cibest SA(a)	4,942	256,688
Denmark — 0.3%
Danske Bank A/S	28,757	1,228,343
Tryg A/S	13,875	352,275
		1,580,618
Security	Shares	Value
Finland — 0.6%
Nordea Bank Abp	150,221	$2,469,683
Sampo OYJ, Class A	108,702	1,249,741
		3,719,424
France — 1.9%
AXA SA	74,154	3,556,058
BNP Paribas SA	43,889	4,014,211
Credit Agricole SA	48,468	955,114
Edenred SE	10,270	244,577
Euronext NV(b)	3,956	592,259
Societe Generale SA	30,250	2,013,933
		11,376,152
Germany — 3.0%
Allianz SE, Registered	16,716	7,032,871
Commerzbank AG	45,129	1,708,674
Deutsche Bank AG, Registered	84,345	2,987,144
Deutsche Boerse AG	8,246	2,208,205
Hannover Rueck SE	2,641	796,945
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,655	3,610,571
		18,344,410
Hong Kong — 1.2%
AIA Group Ltd.	454,200	4,353,036
Hong Kong Exchanges & Clearing Ltd.	46,100	2,617,123
		6,970,159
Ireland — 0.2%
AIB Group PLC	89,835	819,002
Bank of Ireland Group PLC	40,972	678,387
		1,497,389
Italy — 2.4%
Banca Monte dei Paschi di Siena SpA	101,880	906,548
Banco BPM SpA	66,075	991,687
BPER Banca SpA	59,932	666,573
FinecoBank Banca Fineco SpA	26,564	576,536
Generali	45,621	1,792,907
Intesa Sanpaolo SpA	678,019	4,487,928
Nexi SpA(b)	26,628	150,855
UniCredit SpA	67,433	5,131,320
		14,704,354
Japan — 5.2%
Dai-ichi Life Holdings Inc.	160,900	1,265,666
Daiwa Securities Group Inc.	62,400	507,067
Japan Exchange Group Inc.	46,800	522,614
Japan Post Bank Co. Ltd.	77,300	946,531
Japan Post Holdings Co. Ltd.	74,600	740,427
Mitsubishi UFJ Financial Group Inc.	522,400	8,427,027
Mizuho Financial Group Inc.	109,110	3,667,826
MS&AD Insurance Group Holdings Inc.	56,300	1,274,966
Nomura Holdings Inc.	126,300	925,611
ORIX Corp.	50,100	1,314,924
Resona Holdings Inc.	99,500	1,014,631
Sompo Holdings Inc.	40,200	1,242,805
Sumitomo Mitsui Financial Group Inc.	168,100	4,729,133
Sumitomo Mitsui Trust Group Inc.	30,254	878,092
T&D Holdings Inc.	21,900	535,318
Tokio Marine Holdings Inc.	83,600	3,538,214
		31,530,852
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	104,997	1,057,681
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands — 1.4%
ABN AMRO Bank NV, CVA(b)	24,883	$798,235
Adyen NV(a)(b)	1,372	2,207,657
Aegon Ltd.	49,304	397,489
ASR Nederland NV	6,487	441,436
EXOR NV, NVS	3,867	378,485
ING Groep NV	128,079	3,357,688
NN Group NV	11,660	822,235
		8,403,225
Norway — 0.2%
DNB Bank ASA	36,460	993,754
Peru — 0.1%
Credicorp Ltd.	2,988	795,645
Singapore — 1.2%
DBS Group Holdings Ltd.	84,660	3,357,427
Oversea-Chinese Banking Corp. Ltd.	167,400	2,134,285
United Overseas Bank Ltd.	62,400	1,675,780
		7,167,492
South Korea — 0.4%
KB Financial Group Inc.	15,356	1,267,420
Shinhan Financial Group Co. Ltd.	19,964	1,006,544
		2,273,964
Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA	249,502	4,807,815
Banco de Sabadell SA	228,935	893,581
Banco Santander SA	644,409	6,762,634
CaixaBank SA	165,641	1,749,486
		14,213,516
Sweden — 1.1%
EQT AB	15,828	548,938
Industrivarden AB, Class A	5,684	225,811
Industrivarden AB, Class C	7,142	283,491
Investor AB, Class B	79,317	2,482,964
Skandinaviska Enskilda Banken AB, Class A	65,539	1,285,059
Svenska Handelsbanken AB, Class A	66,712	870,434
Swedbank AB, Class A	39,600	1,195,353
		6,892,050
Switzerland — 2.6%
Baloise Holding AG, Registered	1,784	441,532
Julius Baer Group Ltd.	8,972	624,742
Partners Group Holding AG	936	1,224,672
Swiss Life Holding AG, Registered	1,248	1,347,355
Swiss Re AG	12,933	2,402,006
UBS Group AG, Registered	131,641	5,412,228
Zurich Insurance Group AG	6,334	4,527,435
		15,979,970
Taiwan — 0.5%
Cathay Financial Holding Co. Ltd.	419,521	906,228
CTBC Financial Holding Co. Ltd.	846,000	1,193,130
Fubon Financial Holding Co. Ltd.	385,578	1,119,541
		3,218,899
United Kingdom — 5.2%
3i Group PLC	42,598	2,348,127
Aberdeen Group PLC	81,627	217,284
Admiral Group PLC	11,873	535,866
Aviva PLC	132,010	1,221,196
Barclays PLC	609,770	3,137,461
HSBC Holdings PLC	751,920	10,611,935
ICG PLC	12,857	386,011
Legal & General Group PLC	251,380	807,411
Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	2,512,340	$2,842,923
London Stock Exchange Group PLC	20,522	2,353,526
M&G PLC	96,385	328,702
NatWest Group PLC, NVS	349,799	2,470,752
Phoenix Group Holdings PLC	34,925	303,046
Prudential PLC	111,338	1,558,699
Schroders PLC	39,998	202,971
St. James's Place PLC	23,677	405,244
Standard Chartered PLC	82,024	1,591,884
Wise PLC, Class A(a)	28,769	401,048
		31,724,086
United States — 55.2%
Aflac Inc.	20,837	2,327,493
Allstate Corp. (The)	11,405	2,448,083
American Express Co.	23,495	7,804,099
American International Group Inc.	23,982	1,883,546
Ameriprise Financial Inc.	3,979	1,954,684
Aon PLC, Class A	9,391	3,348,643
Apollo Global Management Inc.	19,919	2,654,605
Arch Capital Group Ltd.	16,070	1,458,031
Arthur J Gallagher & Co.	11,096	3,436,875
Assurant Inc.	2,222	481,285
Bank of America Corp.	295,004	15,219,256
Bank of New York Mellon Corp. (The)	30,530	3,326,549
Berkshire Hathaway Inc., Class B(a)	79,384	39,909,510
Blackrock Inc.(c)	6,232	7,265,702
Blackstone Inc., NVS	31,753	5,425,000
Block Inc.(a)	23,790	1,719,303
Brown & Brown Inc.	12,681	1,189,351
Capital One Financial Corp.	27,684	5,885,065
Cboe Global Markets Inc.	4,515	1,107,304
Charles Schwab Corp. (The)	73,868	7,052,178
Chubb Ltd.	16,051	4,530,395
Cincinnati Financial Corp.	6,849	1,082,827
Citigroup Inc.	79,695	8,089,043
Citizens Financial Group Inc.	18,547	985,959
CME Group Inc.	15,687	4,238,471
Coinbase Global Inc., Class A(a)	9,790	3,304,027
Corpay Inc.(a)	3,056	880,311
Erie Indemnity Co., Class A, NVS	1,080	343,613
Everest Group Ltd.	1,808	633,216
FactSet Research Systems Inc.	1,679	481,017
Fidelity National Information Services Inc.	22,586	1,489,321
Fifth Third Bancorp	28,938	1,289,188
Fiserv Inc.(a)	23,532	3,033,981
Franklin Resources Inc.	13,191	305,108
Global Payments Inc.	10,639	883,888
Globe Life Inc.	3,448	492,961
Goldman Sachs Group Inc. (The)	13,105	10,436,167
Hartford Insurance Group Inc. (The)	12,136	1,618,821
Huntington Bancshares Inc./Ohio	62,553	1,080,290
Interactive Brokers Group Inc., Class A	18,897	1,300,303
Intercontinental Exchange Inc.	24,780	4,174,934
Invesco Ltd.	19,798	454,166
Jack Henry & Associates Inc.	3,185	474,342
JPMorgan Chase & Co.	119,039	37,548,472
KeyCorp	40,347	754,085
KKR & Co. Inc.	29,507	3,834,435
Loews Corp.	7,345	737,365
M&T Bank Corp.	6,765	1,336,899
Marsh & McLennan Companies Inc.	21,281	4,288,760
Mastercard Inc., Class A	35,735	20,326,425

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Financials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
MetLife Inc.	24,182	$1,991,871
Moody's Corp.	6,679	3,182,410
Morgan Stanley	52,522	8,348,897
MSCI Inc., Class A	3,368	1,911,037
Nasdaq Inc.	19,622	1,735,566
Northern Trust Corp.	8,277	1,114,084
PayPal Holdings Inc.(a)	41,358	2,773,468
PNC Financial Services Group Inc. (The)	17,046	3,425,053
Principal Financial Group Inc.	8,688	720,322
Progressive Corp. (The)	25,378	6,267,097
Prudential Financial Inc.	15,358	1,593,239
Raymond James Financial Inc.	7,680	1,325,568
Regions Financial Corp.	38,552	1,016,616
Robinhood Markets Inc., Class A(a)	33,506	4,797,389
S&P Global Inc.	13,528	6,584,213
State Street Corp.	12,416	1,440,380
Synchrony Financial	16,104	1,144,189
T Rowe Price Group Inc.	9,424	967,279
Travelers Companies Inc. (The)	9,744	2,720,720
Truist Financial Corp.	55,820	2,552,090
U.S. Bancorp	67,300	3,252,609
Visa Inc., Class A	73,538	25,104,402
W R Berkley Corp.	12,883	987,095
Wells Fargo & Co.	138,681	11,624,241
Willis Towers Watson PLC	4,222	1,458,490
		334,363,677
Total Common Stocks — 99.0% (Cost: $464,841,815)		600,289,778
Preferred Stocks
Brazil — 0.5%
Banco Bradesco SA, Preference Shares, ADR	231,467	782,359
Security	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, ADR	232,256	$1,704,759
Itausa SA, Preference Shares, NVS	252,471	544,101
		3,031,219
Total Preferred Stocks — 0.5% (Cost: $3,001,866)		3,031,219
Total Long-Term Investments — 99.5% (Cost: $467,843,681)		603,320,997
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	420,000	420,000
Total Short-Term Securities — 0.1% (Cost: $420,000)		420,000
Total Investments — 99.6% (Cost: $468,263,681)		603,740,997
Other Assets Less Liabilities — 0.4%		2,499,970
Net Assets — 100.0%		$606,240,967

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(13)(b)	$13	$—	$—	—	$72 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	630,000	—	(210,000)(b)	—	—	420,000	420,000	18,458	—
BlackRock Inc.	5,282,305	822,843	(133,964)	1,397	1,293,121	7,265,702	6,232	61,567	—
				$1,410	$1,293,121	$7,685,702		$80,097	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Financials ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Financial Select Sector Index	11	12/19/25	$1,841	$(1,157)
Euro STOXX 50 Index	8	12/19/25	521	6,198
FTSE 100 Index	3	12/19/25	381	3,318
				$8,359
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$9,516	$—	$—	$—	$9,516
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,157	$—	$—	$—	$1,157

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$229,087	$—	$—	$—	$229,087
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(13,014)	$—	$—	$—	$(13,014)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,699,063
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Financials ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$379,598,969	$220,690,809	$—	$600,289,778
Preferred Stocks	3,031,219	—	—	3,031,219
Short-Term Securities
Money Market Funds	420,000	—	—	420,000
	$383,050,188	$220,690,809	$—	$603,740,997
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,198	$3,318	$—	$9,516
Liabilities
Equity Contracts	(1,157)	—	—	(1,157)
	$5,041	$3,318	$—	$8,359

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.4%
Cochlear Ltd.	34,967	$6,443,921
CSL Ltd.	260,082	34,212,793
Pro Medicus Ltd.	29,211	5,947,233
Sigma Healthcare Ltd.	3,082,980	6,054,370
Sonic Healthcare Ltd.	257,356	3,645,159
		56,303,476
Belgium — 1.1%
Argenx SE(a)	32,757	24,202,506
UCB SA	64,796	18,086,826
		42,289,332
Brazil — 0.1%
Rede D'Or Sao Luiz SA(b)	552,678	4,369,710
China — 0.3%
BeOne Medicines Ltd.(a)	504,700	13,467,004
Denmark — 2.9%
Coloplast A/S, Class B	64,303	5,542,283
Genmab A/S(a)	35,578	10,977,529
Novo Nordisk A/S, Class B	1,710,221	95,227,882
Zealand Pharma A/S(a)	34,102	2,514,853
		114,262,547
France — 2.9%
EssilorLuxottica SA	156,597	51,012,062
Eurofins Scientific SE	62,570	4,563,006
Sanofi SA	579,322	54,858,293
Sartorius Stedim Biotech	14,087	2,870,835
		113,304,196
Germany — 1.5%
Bayer AG, Registered	528,116	17,581,600
Fresenius Medical Care AG(c)	107,028	5,655,099
Fresenius SE & Co. KGaA	223,629	12,497,621
Merck KGaA	69,070	8,961,470
QIAGEN NV	117,031	5,219,994
Siemens Healthineers AG(b)	157,401	8,525,811
		58,441,595
Japan — 4.1%
Astellas Pharma Inc.	967,075	10,541,098
Chugai Pharmaceutical Co. Ltd.	343,000	15,206,725
Daiichi Sankyo Co. Ltd.	1,016,700	22,875,947
Eisai Co. Ltd.	156,700	5,293,765
Hoya Corp.	184,800	25,552,342
M3 Inc.	229,200	3,710,360
Olympus Corp.	612,500	7,743,849
Ono Pharmaceutical Co. Ltd.	248,200	2,874,361
Otsuka Holdings Co. Ltd.	276,800	14,761,942
Shionogi & Co. Ltd.	431,000	7,594,156
Sysmex Corp.	260,000	3,214,213
Takeda Pharmaceutical Co. Ltd.	853,492	25,067,393
Terumo Corp.	796,900	13,146,073
		157,582,224
Netherlands — 0.3%
Koninklijke Philips NV	426,022	11,670,476
South Korea — 0.3%
Celltrion Inc.	83,103	10,282,080
Spain — 0.1%
Grifols SA	154,655	2,251,641
Security	Shares	Value
Sweden — 0.1%
Getinge AB, Class B	117,132	$2,524,547
Switzerland — 9.0%
Alcon AG	268,173	20,170,586
Galderma Group AG	70,169	12,405,895
Lonza Group AG, Registered	37,691	25,201,648
Novartis AG, Registered	1,020,347	131,194,511
Roche Holding AG, Bearer	15,482	5,356,616
Roche Holding AG, NVS	377,060	125,554,747
Sandoz Group AG	236,788	14,122,666
Sonova Holding AG, Registered	26,604	7,297,640
Straumann Holding AG	60,760	6,513,809
		347,818,118
United Kingdom — 5.3%
AstraZeneca PLC	832,885	127,598,810
GSK PLC	2,186,240	46,942,861
Haleon PLC	4,815,178	21,669,156
Smith & Nephew PLC	467,299	8,475,556
		204,686,383
United States — 70.1%
Abbott Laboratories	934,508	125,168,001
AbbVie Inc.	948,778	219,680,058
Agilent Technologies Inc.	152,465	19,568,883
Align Technology Inc.(a)(c)	37,066	4,641,405
Amgen Inc.	288,460	81,403,412
Baxter International Inc.	271,701	6,186,632
Becton Dickinson & Co.	153,451	28,721,424
Biogen Inc.(a)	77,941	10,917,975
Bio-Techne Corp.	83,949	4,670,083
Boston Scientific Corp.(a)	794,646	77,581,289
Bristol-Myers Squibb Co.	1,093,092	49,298,449
Cardinal Health Inc.	129,100	20,263,536
Cencora Inc.	104,053	32,519,684
Centene Corp.(a)	250,408	8,934,557
Charles River Laboratories International Inc.(a)(c)	27,688	4,332,064
Cigna Group (The)	143,133	41,258,087
Cooper Companies Inc. (The)(a)	107,206	7,350,043
CVS Health Corp.	679,472	51,225,394
Danaher Corp.	342,032	67,811,264
DaVita Inc.(a)	19,187	2,549,377
Dexcom Inc.(a)	210,611	14,172,014
Edwards Lifesciences Corp.(a)	315,204	24,513,415
Elevance Health Inc.	121,055	39,115,292
Eli Lilly & Co.	426,683	325,559,129
GE HealthCare Technologies Inc., NVS(a)	245,941	18,470,169
Gilead Sciences Inc.	665,931	73,918,341
HCA Healthcare Inc.	87,908	37,466,390
Henry Schein Inc.(a)	55,321	3,671,655
Hologic Inc.(a)(c)	119,259	8,048,790
Humana Inc.	64,472	16,773,680
IDEXX Laboratories Inc.(a)	42,938	27,432,659
Incyte Corp.(a)	86,355	7,323,768
Insulet Corp.(a)	37,800	11,669,994
Intuitive Surgical Inc.(a)	192,515	86,098,483
IQVIA Holdings Inc.(a)(c)	89,406	16,981,776
Johnson & Johnson	1,292,360	239,629,391
Labcorp Holdings Inc.	44,571	12,794,551
McKesson Corp.	66,756	51,571,680
Medtronic PLC	688,040	65,528,930
Merck & Co. Inc.	1,340,539	112,511,438
Mettler-Toledo International Inc.(a)	11,176	13,719,769
Moderna Inc.(a)	180,977	4,674,636

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Healthcare ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Molina Healthcare Inc.(a)(c)	29,578	$5,660,046
Pfizer Inc.	3,053,748	77,809,499
Quest Diagnostics Inc.	59,321	11,305,396
Regeneron Pharmaceuticals Inc.	54,673	30,740,988
ResMed Inc.	78,490	21,485,068
Revvity Inc.	62,295	5,460,157
Solventum Corp.(a)	78,990	5,766,270
STERIS PLC	52,508	12,992,580
Stryker Corp.	184,516	68,210,030
Thermo Fisher Scientific Inc.	202,761	98,343,140
UnitedHealth Group Inc.	486,068	167,839,280
Universal Health Services Inc., Class B	30,263	6,186,968
Vertex Pharmaceuticals Inc.(a)	137,763	53,953,501
Viatris Inc.	641,810	6,353,919
Waters Corp.(a)(c)	31,731	9,513,271
West Pharmaceutical Services Inc.	38,896	10,203,588
Zimmer Biomet Holdings Inc.	106,130	10,453,805
Zoetis Inc.	237,853	34,802,651
		2,712,807,724
Total Common Stocks — 99.5% (Cost: $3,416,936,613)		3,852,061,053
Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	13,018	3,043,303
Total Preferred Stocks — 0.1% (Cost: $4,513,941)		3,043,303
Total Long-Term Investments — 99.6% (Cost: $3,421,450,554)		3,855,104,356
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	10,384,271	$10,389,463
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	4,000,000	4,000,000
Total Short-Term Securities — 0.4% (Cost: $14,388,693)		14,389,463
Total Investments — 100.0% (Cost: $3,435,839,247)		3,869,493,819
Other Assets Less Liabilities — 0.0%		1,064,621
Net Assets — 100.0%		$3,870,558,440

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,962,449	$2,425,313 (a)	$—	$1,708	$(7)	$10,389,463	10,384,271	$38,556 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,820,000	180,000 (a)	—	—	—	4,000,000	4,000,000	115,740	—
				$1,708	$(7)	$14,389,463		$154,296	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Healthcare ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index	102	12/19/25	$14,449	$72,656
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$72,656	$—	$—	$—	$72,656

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,067,918)	$—	$—	$—	$(1,067,918)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(28,550)	$—	$—	$—	$(28,550)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$14,977,025
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,717,177,434	$1,134,883,619	$—	$3,852,061,053
Preferred Stocks	—	3,043,303	—	3,043,303
Short-Term Securities
Money Market Funds	14,389,463	—	—	14,389,463
	$2,731,566,897	$1,137,926,922	$—	$3,869,493,819

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Healthcare ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$72,656	$—	$—	$72,656

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.9%
Brambles Ltd.	164,725	$2,702,750
Computershare Ltd.	67,186	1,614,200
Qantas Airways Ltd.	181,146	1,308,924
Transurban Group	374,944	3,420,934
		9,046,808
Brazil — 0.2%
Localiza Rent a Car SA	104,555	774,991
WEG SA	177,390	1,219,540
		1,994,531
Canada — 2.5%
CAE Inc.(a)	38,623	1,143,676
Canadian National Railway Co.	66,714	6,291,259
Canadian Pacific Kansas City Ltd.	109,866	8,182,518
Thomson Reuters Corp.	16,318	2,533,822
Waste Connections Inc.	31,179	5,481,249
WSP Global Inc.	15,648	3,075,180
		26,707,704
Chile — 0.1%
Latam Airlines Group SA	22,675,478	515,152
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	305	598,283
AP Moller - Maersk A/S, Class B, NVS	526	1,033,998
DSV A/S	23,816	4,757,735
Vestas Wind Systems A/S	118,181	2,248,183
		8,638,199
Finland — 0.6%
Kone OYJ, Class B	46,867	3,196,757
Metso OYJ	83,210	1,146,991
Wartsila OYJ Abp	57,533	1,725,684
		6,069,432
France — 7.5%
Airbus SE	74,429	17,381,100
Alstom SA(a)	39,821	1,041,974
Bouygues SA	22,170	999,948
Bureau Veritas SA	39,300	1,232,658
Cie de Saint-Gobain SA	55,213	5,982,417
Eiffage SA	8,652	1,108,476
Getlink SE	37,848	697,896
Legrand SA	31,688	5,265,315
Safran SA	41,264	14,643,316
Schneider Electric SE	65,166	18,342,423
Teleperformance SE	6,867	512,920
Thales SA	10,618	3,356,503
Vinci SA	60,278	8,376,953
		78,941,899
Germany — 5.6%
Brenntag SE	15,546	931,557
Daimler Truck Holding AG	59,838	2,474,394
Deutsche Post AG, Registered	115,442	5,158,798
GEA Group AG	17,424	1,288,193
MTU Aero Engines AG	6,494	2,995,926
Rheinmetall AG	5,525	12,923,925
Siemens AG, Registered	88,506	23,894,672
Siemens Energy AG(a)	80,740	9,493,338
		59,160,803
Hong Kong — 0.4%
CK Hutchison Holdings Ltd.	322,520	2,118,950
Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	172,000	$2,198,715
		4,317,665
Ireland — 0.3%
Kingspan Group PLC	18,642	1,558,676
Ryanair Holdings PLC	64,660	1,889,522
		3,448,198
Italy — 0.6%
Leonardo SpA	48,808	3,123,062
Prysmian SpA	35,489	3,531,919
		6,654,981
Japan — 13.0%
AGC Inc.	25,400	828,353
ANA Holdings Inc.	55,200	1,066,435
Central Japan Railway Co.	116,400	3,337,146
Dai Nippon Printing Co. Ltd.	52,000	884,246
Daifuku Co. Ltd.	44,900	1,436,978
Daikin Industries Ltd.	34,800	4,011,120
East Japan Railway Co.	137,100	3,353,305
FANUC Corp.	112,700	3,238,654
Fujikura Ltd.	32,700	3,198,613
Hankyu Hanshin Holdings Inc.	29,900	881,723
Hitachi Ltd.	551,300	14,605,627
IHI Corp.	130,200	2,424,881
ITOCHU Corp.	169,600	9,649,962
Japan Airlines Co. Ltd.	53,400	1,075,229
Kajima Corp.	54,200	1,579,650
Komatsu Ltd.	114,900	4,002,794
Kubota Corp.	124,000	1,557,987
Makita Corp.	32,800	1,063,094
Marubeni Corp.	198,800	4,960,498
Mitsubishi Corp.	484,400	11,547,800
Mitsubishi Electric Corp.	254,200	6,528,805
Mitsubishi Heavy Industries Ltd.	406,000	10,624,652
Mitsui & Co. Ltd.	350,200	8,695,885
Mitsui OSK Lines Ltd.	43,200	1,311,530
Nidec Corp.	126,600	2,250,298
Nippon Yusen KK	52,200	1,781,332
Obayashi Corp.	80,700	1,324,570
Recruit Holdings Co. Ltd.	188,100	10,112,977
Secom Co. Ltd.	50,200	1,841,707
SG Holdings Co. Ltd.	52,200	539,193
SMC Corp.	6,900	2,132,735
Sumitomo Corp.	145,300	4,203,963
Taisei Corp.	19,800	1,360,602
Tokyu Corp.	68,400	834,166
Toppan Holdings Inc.	32,200	825,029
Toyota Industries Corp.	25,100	2,822,958
Toyota Tsusho Corp.	86,300	2,388,984
West Japan Railway Co.	55,900	1,225,771
Yaskawa Electric Corp.	31,400	668,418
		136,177,670
Mexico — 0.0%
Grupo Carso SAB de CV, Series A1, Class A1	62,716	447,832
Netherlands — 0.5%
IMCD NV	7,121	738,074
Randstad NV	14,885	634,685
Wolters Kluwer NV	28,590	3,902,532
		5,275,291
Norway — 0.2%
Kongsberg Gruppen ASA	52,197	1,668,076

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.3%
Hanwha Aerospace Co. Ltd.	3,874	$3,063,696
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	23,564	1,888,846
Aena SME SA(b)	87,948	2,404,438
Ferrovial SE	58,838	3,379,671
		7,672,955
Sweden — 3.2%
AddTech AB, Class B	31,355	1,019,985
Alfa Laval AB	34,681	1,583,717
Assa Abloy AB, Class B	118,866	4,137,471
Atlas Copco AB, Class A	302,818	5,135,182
Atlas Copco AB, Class B	186,674	2,808,969
Epiroc AB, Class A	75,547	1,599,335
Epiroc AB, Class B	47,024	889,621
Lifco AB, Class B	25,317	857,226
Nibe Industrier AB, Class B	185,552	733,388
Saab AB, Class B	37,792	2,322,024
Sandvik AB	128,217	3,581,791
Skanska AB, Class B	42,241	1,096,402
SKF AB, Class B	40,510	1,007,532
Trelleborg AB, Class B	21,464	802,500
Volvo AB, Class B	191,651	5,511,420
		33,086,563
Switzerland — 2.3%
ABB Ltd., Registered	186,266	13,478,827
Adecco Group AG, Registered	19,863	559,593
Geberit AG, Registered	3,883	2,932,446
Kuehne + Nagel International AG, Registered	6,428	1,202,919
Schindler Holding AG, Participation Certificates, NVS	4,866	1,850,425
Schindler Holding AG, Registered	2,425	877,484
SGS SA	19,909	2,068,940
VAT Group AG(b)	3,286	1,311,664
		24,282,298
United Kingdom — 5.5%
Ashtead Group PLC	51,094	3,426,431
BAE Systems PLC	363,489	10,118,231
Bunzl PLC	39,971	1,263,371
DCC PLC	11,640	749,289
Diploma PLC	16,096	1,152,090
Experian PLC	110,113	5,530,662
IMI PLC	29,390	907,762
Intertek Group PLC	19,131	1,217,762
Melrose Industries PLC	144,697	1,191,272
RELX PLC	220,494	10,534,939
Rentokil Initial PLC	285,537	1,446,457
Rolls-Royce Holdings PLC	1,014,710	16,310,695
Smiths Group PLC	40,640	1,288,497
Spirax Group PLC	8,998	828,570
Weir Group PLC (The)	31,607	1,165,897
		57,131,925
United States — 54.3%
3M Co.	64,050	9,939,279
A O Smith Corp.	13,720	1,007,185
Allegion PLC	10,477	1,858,096
AMETEK Inc.	27,710	5,209,480
Automatic Data Processing Inc.	48,811	14,326,029
Axon Enterprise Inc.(a)	9,440	6,774,522
Boeing Co. (The)(a)	90,809	19,599,307
Broadridge Financial Solutions Inc.	14,038	3,343,430
Builders FirstSource Inc.(a)	13,266	1,608,503
Security	Shares	Value
United States (continued)
Carrier Global Corp.	95,743	$5,715,857
Caterpillar Inc.	56,336	26,880,722
CH Robinson Worldwide Inc.	14,446	1,912,650
Cintas Corp.	41,334	8,484,217
Copart Inc.(a)	105,884	4,761,604
CSX Corp.	224,184	7,960,774
Cummins Inc.	16,614	7,017,255
Dayforce Inc.(a)	18,976	1,307,257
Deere & Co.	30,288	13,849,491
Delta Air Lines Inc.	78,636	4,462,593
Dover Corp.	16,403	2,736,513
Eaton Corp. PLC	46,814	17,520,140
EMCOR Group Inc.	5,383	3,496,474
Emerson Electric Co.	67,655	8,874,983
Equifax Inc.	14,912	3,825,375
Expeditors International of Washington Inc.	16,615	2,036,833
Fastenal Co.	137,522	6,744,079
FedEx Corp.	26,098	6,154,169
Fortive Corp.	40,936	2,005,455
GE Vernova Inc.	32,736	20,129,366
Generac Holdings Inc.(a)	7,123	1,192,390
General Dynamics Corp.	30,424	10,374,584
General Electric Co.	127,521	38,360,867
Honeywell International Inc.	76,348	16,071,254
Howmet Aerospace Inc.	48,589	9,534,620
Hubbell Inc., Class B	6,438	2,770,336
Huntington Ingalls Industries Inc.	4,734	1,362,966
IDEX Corp.	9,107	1,482,255
Illinois Tool Works Inc.	32,037	8,353,968
Ingersoll Rand Inc.(c)	43,493	3,593,392
Jacobs Solutions Inc., NVS	14,620	2,190,953
JB Hunt Transport Services Inc.	9,196	1,233,827
Johnson Controls International PLC	78,691	8,652,075
L3Harris Technologies Inc.	22,588	6,898,601
Leidos Holdings Inc.	15,428	2,915,275
Lennox International Inc.	3,849	2,037,507
Lockheed Martin Corp.	24,706	12,333,482
Masco Corp.	25,124	1,768,478
Nordson Corp.	6,546	1,485,615
Norfolk Southern Corp.	26,979	8,104,761
Northrop Grumman Corp.	16,185	9,861,844
Old Dominion Freight Line Inc.	22,437	3,158,681
Otis Worldwide Corp.	47,196	4,315,130
PACCAR Inc.	63,323	6,225,917
Parker-Hannifin Corp.	15,399	11,674,752
Paychex Inc.	38,442	4,872,908
Paycom Software Inc.	5,867	1,221,157
Pentair PLC	19,786	2,191,497
Quanta Services Inc.	17,846	7,395,739
Republic Services Inc., Class A	24,510	5,624,555
Rockwell Automation Inc.	13,597	4,752,559
Rollins Inc.	33,880	1,990,111
RTX Corp.	160,898	26,923,062
Snap-on Inc.	6,343	2,198,040
Southwest Airlines Co.	63,155	2,015,276
Stanley Black & Decker Inc.	18,470	1,372,875
Textron Inc.	21,661	1,830,138
Trane Technologies PLC	26,779	11,299,667
TransDigm Group Inc.	6,759	8,908,497
Uber Technologies Inc.(a)	250,777	24,568,623
Union Pacific Corp.	71,315	16,856,727
United Airlines Holdings Inc.(a)	38,930	3,756,745
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
United Parcel Service Inc., Class B	88,368	$7,381,379
United Rentals Inc.	7,737	7,386,204
Veralto Corp.	29,559	3,151,285
Verisk Analytics Inc., Class A	16,941	4,260,831
Waste Management Inc.	44,101	9,738,824
Westinghouse Air Brake Technologies Corp.	20,619	4,133,491
WW Grainger Inc.	5,247	5,000,181
Xylem Inc./New York	29,435	4,341,663
		568,667,202
Total Long-Term Investments — 99.5% (Cost: $845,716,717)		1,042,968,880
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	2,105,046	2,106,099
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	1,880,000	1,880,000
Total Short-Term Securities — 0.4% (Cost: $3,986,099)		3,986,099
Total Investments — 99.9% (Cost: $849,702,816)		1,046,954,979
Other Assets Less Liabilities — 0.1%		829,106
Net Assets — 100.0%		$1,047,784,085

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,369,848	$—	$(6,266,630)(a)	$2,881	$—	$2,106,099	2,105,046	$8,421 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	—	(170,000)(a)	—	—	1,880,000	1,880,000	49,540	—
				$2,881	$—	$3,986,099		$57,961	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	3	12/11/25	$636	$(207)
Euro STOXX 50 Index	17	12/19/25	1,106	17,245

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Industrials ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
XAI Industrial Index	18	12/19/25	$2,821	$40,433
				$57,471
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$57,678	$—	$—	$—	$57,678
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$207	$—	$—	$—	$207

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$587,851	$—	$—	$—	$587,851
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$79,370	$—	$—	$—	$79,370
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$4,812,977
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$597,817,269	$445,151,611	$—	$1,042,968,880
Short-Term Securities
Money Market Funds	3,986,099	—	—	3,986,099
	$601,803,368	$445,151,611	$—	$1,046,954,979
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Industrials ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$57,678	$—	$—	$57,678
Liabilities
Equity Contracts	—	(207)	—	(207)
	$57,678	$(207)	$—	$57,471

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 10.1%
BHP Group Ltd.	463,944	$12,960,367
BlueScope Steel Ltd.	39,854	598,642
Evolution Mining Ltd.	183,428	1,307,572
Fortescue Ltd.	152,178	1,884,641
James Hardie Industries PLC(a)	53,068	984,909
Northern Star Resources Ltd.	130,830	2,042,951
Rio Tinto Ltd.	33,957	2,739,074
South32 Ltd.	409,660	742,597
		23,260,753
Belgium — 0.2%
Syensqo SA	6,343	514,977
Brazil — 1.6%
Vale SA, Class B, ADR	327,743	3,559,289
Canada — 13.3%
Agnico Eagle Mines Ltd.	45,957	7,740,404
Barrick Mining Corp.	155,971	5,122,824
CCL Industries Inc., Class B, NVS	13,249	746,750
First Quantum Minerals Ltd.(a)	61,836	1,398,719
Franco-Nevada Corp.	17,613	3,920,370
Kinross Gold Corp.	111,086	2,756,995
Nutrien Ltd.	44,520	2,614,514
Teck Resources Ltd., Class B	41,149	1,805,092
Wheaton Precious Metals Corp.	41,491	4,643,104
		30,748,772
Chile — 0.3%
Empresas CMPC SA	100,314	147,859
Sociedad Quimica y Minera de Chile SA, ADR(a)	13,060	561,319
		709,178
Denmark — 0.8%
Novonesis Novozymes B, Class B	31,344	1,929,036
Finland — 0.9%
Stora Enso OYJ, Class R	55,739	613,403
UPM-Kymmene OYJ	48,303	1,322,856
		1,936,259
France — 5.5%
Air Liquide SA	52,873	11,016,443
ArcelorMittal SA	38,829	1,400,791
Arkema SA	5,680	360,158
		12,777,392
Germany — 3.8%
BASF SE	81,576	4,075,883
Covestro AG(a)(b)	15,489	1,060,477
Heidelberg Materials AG	11,742	2,654,230
Symrise AG, Class A	12,164	1,057,906
		8,848,496
Japan — 6.2%
Asahi Kasei Corp.	124,300	976,964
JFE Holdings Inc.	58,300	715,406
Mitsubishi Chemical Group Corp.	130,800	751,334
Nippon Paint Holdings Co. Ltd.	97,400	664,498
Nippon Steel Corp.	491,145	2,022,900
Nitto Denko Corp.	64,800	1,536,066
Shin-Etsu Chemical Co. Ltd.	181,400	5,939,674
Sumitomo Metal Mining Co. Ltd.	25,100	808,093
Toray Industries Inc.	149,800	955,689
		14,370,624
Security	Shares	Value
Mexico — 1.6%
Cemex SAB de CV, NVS	1,385,443	$1,240,684
Grupo Mexico SAB de CV, Series B, Class B	284,284	2,479,364
		3,720,048
Netherlands — 1.3%
Akzo Nobel NV	15,653	1,117,119
DSM-Firmenich AG	22,850	1,949,524
		3,066,643
Norway — 0.6%
Norsk Hydro ASA	120,446	818,927
Yara International ASA	14,984	549,223
		1,368,150
Peru — 0.4%
Southern Copper Corp.	7,395	897,457
Sweden — 0.9%
Boliden AB(a)	26,061	1,063,767
SSAB AB, Class B	55,389	323,013
Svenska Cellulosa AB SCA, Class B	54,040	715,300
		2,102,080
Switzerland — 4.6%
Givaudan SA, Registered	743	3,030,726
Holcim AG	46,047	3,928,937
SIG Group AG	31,313	324,740
Sika AG, Registered	14,668	3,293,827
		10,578,230
United Kingdom — 7.4%
Anglo American PLC, NVS	107,673	4,060,058
Antofagasta PLC	31,616	1,175,796
Croda International PLC	12,819	467,263
Glencore PLC	881,512	4,059,913
Johnson Matthey PLC	15,126	409,804
Mondi PLC, NVS	40,256	556,824
Rio Tinto PLC	97,435	6,421,201
		17,150,859
United States — 40.0%
Air Products and Chemicals Inc.	20,341	5,547,398
Albemarle Corp.	10,804	875,988
Amcor PLC	211,137	1,727,101
Avery Dennison Corp.	7,104	1,152,056
Ball Corp.	24,791	1,249,962
CF Industries Holdings Inc.	14,830	1,330,251
Corteva Inc.	62,104	4,200,094
Dow Inc.	64,605	1,481,393
DuPont de Nemours Inc.	38,271	2,981,311
Eastman Chemical Co.	10,493	661,584
Ecolab Inc.	23,331	6,389,428
Freeport-McMoRan Inc.	131,229	5,146,801
International Flavors & Fragrances Inc.	23,386	1,439,174
International Paper Co.	48,349	2,243,394
Linde PLC	42,858	20,357,550
LyondellBasell Industries NV, Class A	23,534	1,154,107
Martin Marietta Materials Inc.	5,506	3,470,322
Mosaic Co. (The)	29,086	1,008,702
Newmont Corp.	100,398	8,464,555
Nucor Corp.	20,966	2,839,425
Packaging Corp. of America	8,162	1,778,745
PPG Industries Inc.	20,631	2,168,524
Sherwin-Williams Co. (The)	21,194	7,338,634
Smurfit WestRock PLC	47,759	2,033,101
Steel Dynamics Inc.	12,680	1,767,972
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Materials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Vulcan Materials Co.	12,076	$3,714,819
		92,522,391
Total Common Stocks — 99.5% (Cost: $240,601,393)		230,060,634
Preferred Stocks
Brazil — 0.1%
Gerdau SA, Preference Shares, ADR	119,976	371,926
Total Preferred Stocks — 0.1% (Cost: $931,619)		371,926
Total Long-Term Investments — 99.6% (Cost: $241,533,012)		230,432,560
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	360,000	360,000
Total Short-Term Securities — 0.2% (Cost: $360,000)		360,000
Total Investments — 99.8% (Cost: $241,893,012)		230,792,560
Other Assets Less Liabilities — 0.2%		495,159
Net Assets — 100.0%		$231,287,719

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$573,105	$—	$(573,245)(b)	$112	$28	$—	—	$2,778 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	320,000	40,000 (b)	—	—	—	360,000	360,000	5,946	—
				$112	$28	$360,000		$8,724	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	1	12/18/25	$255	$5,980

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Materials ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	3	12/19/25	$381	$4,450
MSCI Emerging Markets Index	2	12/19/25	136	1,735
				$12,165
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$12,165	$—	$—	$—	$12,165

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$110,056	$—	$—	$—	$110,056
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$28,438	$—	$—	$—	$28,438
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$656,338
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$132,009,276	$98,051,358	$—	$230,060,634
Preferred Stocks	371,926	—	—	371,926
Short-Term Securities
Money Market Funds	360,000	—	—	360,000
	$132,741,202	$98,051,358	$—	$230,792,560
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Materials ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,715	$4,450	$—	$12,165

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.3%
NEXTDC Ltd.(a)(b)	295,171	$3,311,439
Technology One Ltd.	100,379	2,555,486
WiseTech Global Ltd.	69,506	4,155,300
Xero Ltd.(a)	54,525	5,689,416
		15,711,641
Canada — 1.4%
CGI Inc.	65,542	5,837,886
Constellation Software Inc./Canada	6,567	17,827,114
Open Text Corp.	110,319	4,123,586
Shopify Inc., Class A(a)	402,400	59,783,160
		87,571,746
China — 0.6%
Xiaomi Corp., Class B(a)(c)	5,673,065	39,427,495
Finland — 0.1%
Nokia OYJ	1,644,609	7,908,592
France — 0.2%
Capgemini SE	50,843	7,416,846
Dassault Systemes SE	217,274	7,309,319
		14,726,165
Germany — 1.7%
Infineon Technologies AG	418,478	16,416,961
SAP SE	336,187	90,019,904
		106,436,865
Japan — 2.9%
Advantest Corp.	252,600	24,992,927
Canon Inc.	306,600	8,947,533
Disco Corp.	29,700	9,312,148
FUJIFILM Holdings Corp.	400,200	9,952,288
Fujitsu Ltd.	549,400	12,888,001
Keyence Corp.	65,640	24,454,879
Kyocera Corp.	443,700	5,960,528
Lasertec Corp.	25,600	3,502,206
Murata Manufacturing Co. Ltd.	582,600	11,060,107
NEC Corp.	430,000	13,763,908
Nomura Research Institute Ltd.	141,900	5,447,830
Obic Co. Ltd.	103,900	3,621,267
Omron Corp.	61,300	1,682,528
Renesas Electronics Corp.	616,700	7,095,250
Ricoh Co. Ltd.	183,800	1,618,016
SCREEN Holdings Co. Ltd.	32,500	2,944,896
TDK Corp.	626,900	9,078,016
Tokyo Electron Ltd.	155,400	27,547,287
		183,869,615
Netherlands — 2.2%
ASM International NV	16,201	9,771,630
ASML Holding NV	129,847	126,625,098
BE Semiconductor Industries NV	24,743	3,704,784
		140,101,512
Singapore — 0.1%
STMicroelectronics NV, New	211,232	5,959,136
South Korea — 2.3%
Samsung Electronics Co. Ltd.	1,639,467	98,286,545
SK Hynix Inc.	180,019	44,626,325
		142,912,870
Sweden — 0.3%
Hexagon AB, Class B	721,489	8,609,637
Security	Shares	Value
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B	983,487	$8,149,176
		16,758,813
Switzerland — 0.1%
Logitech International SA, Registered	50,063	5,506,850
Temenos AG, Registered	19,474	1,581,663
		7,088,513
Taiwan — 6.0%
ASE Technology Holding Co. Ltd.	1,089,000	5,946,354
Delta Electronics Inc.	606,000	17,071,075
Hon Hai Precision Industry Co. Ltd.	3,984,378	28,449,017
MediaTek Inc.	527,000	22,855,841
Quanta Computer Inc.	879,000	8,420,068
Taiwan Semiconductor Manufacturing Co. Ltd.	6,635,600	288,235,961
United Microelectronics Corp.	3,734,000	5,617,187
		376,595,503
United Kingdom — 0.2%
Halma PLC	120,997	5,632,496
Sage Group PLC (The)	320,663	4,756,872
		10,389,368
United States — 81.0%
Accenture PLC, Class A	205,358	50,641,283
Adobe Inc.(a)	73,613	25,966,986
Advanced Micro Devices Inc.(a)	535,061	86,567,519
Akamai Technologies Inc.(a)	47,273	3,581,402
Amphenol Corp., Class A(b)	402,546	49,815,067
Analog Devices Inc.	163,616	40,200,451
Apple Inc.	2,419,074	615,968,813
Applied Materials Inc.	264,589	54,171,952
AppLovin Corp., Class A(a)	89,258	64,135,443
Arista Networks Inc.(a)	339,804	49,512,841
Autodesk Inc.(a)	73,997	23,506,627
Broadcom Inc.	727,570	240,032,619
Cadence Design Systems Inc.(a)	89,840	31,557,198
CDW Corp.	45,807	7,296,139
Cisco Systems Inc.	1,305,641	89,331,957
Cognizant Technology Solutions Corp., Class A	169,952	11,398,681
Corning Inc.	257,012	21,082,694
Crowdstrike Holdings Inc., Class A(a)	82,178	40,298,448
Datadog Inc., Class A(a)	109,295	15,563,608
Dell Technologies Inc., Class C	99,967	14,172,322
EPAM Systems Inc.(a)	18,364	2,769,108
F5 Inc.(a)	18,939	6,120,895
Fair Isaac Corp.(a)	7,913	11,842,042
First Solar Inc.(a)	35,360	7,797,941
Fortinet Inc.(a)	214,747	18,055,928
Gartner Inc.(a)	24,969	6,563,601
Gen Digital Inc.	184,780	5,245,904
GoDaddy Inc., Class A(a)	50,149	6,861,888
Hewlett Packard Enterprise Co.	432,645	10,625,761
HP Inc.	342,417	9,324,015
Intel Corp.	1,443,127	48,416,911
International Business Machines Corp.	307,126	86,658,672
Intuit Inc.	91,970	62,807,233
Jabil Inc.	35,384	7,684,343
Keysight Technologies Inc.(a)	60,514	10,585,109
KLA Corp.	43,506	46,925,572
Lam Research Corp.	417,284	55,874,328
Microchip Technology Inc.	181,937	11,683,994
Micron Technology Inc.	368,982	61,738,068
Microsoft Corp.	1,977,202	1,024,091,776
Monolithic Power Systems Inc.	15,787	14,534,144
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Tech ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Motorola Solutions Inc.	54,930	$25,118,940
NetApp Inc.	66,246	7,847,501
Nvidia Corp.	6,490,342	1,210,968,010
NXP Semiconductors NV	83,124	18,929,828
ON Semiconductor Corp.(a)	151,682	7,479,439
Oracle Corp.	546,394	153,667,848
Palantir Technologies Inc., Class A(a)	749,841	136,785,995
Palo Alto Networks Inc.(a)(b)	220,222	44,841,604
PTC Inc.(a)	40,960	8,315,699
Qualcomm Inc.	357,055	59,399,670
Roper Technologies Inc.	35,481	17,694,020
Salesforce Inc.	316,272	74,956,464
Seagate Technology Holdings PLC	70,120	16,552,527
ServiceNow Inc.(a)	68,578	63,110,962
Skyworks Solutions Inc.	57,213	4,404,257
Super Micro Computer Inc.(a)(b)	164,913	7,905,929
Synopsys Inc.(a)	61,010	30,101,724
TE Connectivity PLC, NVS	97,420	21,386,613
Teledyne Technologies Inc.(a)	15,457	9,058,420
Teradyne Inc.	52,448	7,218,943
Texas Instruments Inc.	299,747	55,072,516
Trimble Inc.(a)(b)	78,459	6,406,177
Tyler Technologies Inc.(a)	15,361	8,036,261
VeriSign Inc.	27,989	7,824,885
Western Digital Corp.	114,380	13,732,463
Workday Inc., Class A(a)	75,504	18,176,078
Zebra Technologies Corp., Class A(a)	18,714	5,561,052
		5,091,563,108
Total Common Stocks — 99.4% (Cost: $3,690,893,044)		6,247,020,942
Preferred Stocks
South Korea — 0.2%
Samsung Electronics Co. Ltd., Preference Shares, NVS	261,661	12,418,695
Total Preferred Stocks — 0.2% (Cost: $8,928,069)		12,418,695
Security	Shares	Value
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	5,997	$—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.6% (Cost: $3,699,821,113)		6,259,439,637
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(e)(f)(g)	13,038,178	13,044,697
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(e)(f)	17,680,000	17,680,000
Total Short-Term Securities — 0.5% (Cost: $30,725,133)		30,724,697
Total Investments — 100.1% (Cost: $3,730,546,246)		6,290,164,334
Liabilities in Excess of Other Assets — (0.1)%		(5,277,407)
Net Assets — 100.0%		$6,284,886,927

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,458,582	$—	$(12,420,698)(a)	$7,249	$(436)	$13,044,697	13,038,178	$25,168 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,640,000	15,040,000 (a)	—	—	—	17,680,000	17,680,000	231,694	—
				$7,249	$(436)	$30,724,697		$256,862	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Tech ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	79	12/19/25	$22,650	$374,406
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$374,406	$—	$—	$—	$374,406

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,643,146	$—	$—	$—	$3,643,146
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$722,809	$—	$—	$—	$722,809
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$18,155,685
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,179,134,854	$1,067,886,088	$—	$6,247,020,942
Preferred Stocks	—	12,418,695	—	12,418,695
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	30,724,697	—	—	30,724,697
	$5,209,859,551	$1,080,304,783	$—	$6,290,164,334
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Tech ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$374,406	$—	$—	$374,406

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Global Utilities ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.1%
APA Group	142,618	$837,259
Origin Energy Ltd.	187,567	1,547,895
		2,385,154
Austria — 0.3%
Verbund AG	9,221	671,593
Brazil — 1.0%
Centrais Eletricas Brasileiras SA	99,191	978,818
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	50,238	1,247,584
		2,226,402
Canada — 3.5%
Algonquin Power & Utilities Corp.	76,281	409,989
Brookfield Infrastructure Partners LP(a)	50,325	1,658,335
Emera Inc.	32,642	1,566,075
Fortis Inc./Canada	54,945	2,786,928
Hydro One Ltd.(b)	34,741	1,239,412
		7,660,739
Chile — 0.1%
Enel Americas SA	2,178,776	219,820
Colombia — 0.1%
Interconexion Electrica SA ESP	48,200	287,199
Denmark — 0.0%
Orsted A/S(a)(b)(c)	6,240	108,542
Finland — 0.4%
Fortum OYJ	48,658	923,562
France — 3.0%
Engie SA	192,144	4,130,429
Veolia Environnement SA	73,325	2,500,529
		6,630,958
Germany — 3.5%
E.ON SE	242,546	4,568,469
RWE AG	73,171	3,254,551
		7,823,020
Italy — 5.0%
Enel SpA	845,325	8,010,757
Snam SpA	224,347	1,347,031
Terna - Rete Elettrica Nazionale	156,951	1,592,815
		10,950,603
Japan — 2.4%
Chubu Electric Power Co. Inc.	83,200	1,155,482
Kansai Electric Power Co. Inc. (The)	112,000	1,602,029
Osaka Gas Co. Ltd.	43,500	1,259,919
Tokyo Gas Co. Ltd.	34,700	1,233,885
		5,251,315
Portugal — 0.7%
EDP SA	335,748	1,593,448
Spain — 6.9%
Enagas SA	26,337	411,558
Endesa SA	35,581	1,136,668
Iberdrola SA	664,638	12,581,158
Naturgy Energy Group SA	16,816	522,632
Redeia Corp. SA	32,460	626,727
		15,278,743
Security	Shares	Value
United Kingdom — 6.3%
Centrica PLC	524,202	$1,177,141
National Grid PLC	541,942	7,786,980
Severn Trent PLC	29,361	1,023,716
SSE PLC	120,982	2,837,717
United Utilities Group PLC	75,263	1,162,716
		13,988,270
United States — 65.0%
AES Corp. (The)	77,604	1,021,269
Alliant Energy Corp.	28,032	1,889,637
Ameren Corp.	29,496	3,078,792
American Electric Power Co. Inc.	58,323	6,561,337
American Water Works Co. Inc.	21,277	2,961,546
Atmos Energy Corp.	17,509	2,989,662
CenterPoint Energy Inc.	71,198	2,762,482
CMS Energy Corp.	32,651	2,392,012
Consolidated Edison Inc.	39,333	3,953,753
Constellation Energy Corp.	29,954	9,856,963
Dominion Energy Inc.	93,076	5,693,459
DTE Energy Co.	22,641	3,202,117
Duke Energy Corp.	78,997	9,775,879
Edison International	41,970	2,320,102
Entergy Corp.	48,683	4,536,769
Evergy Inc.	25,113	1,909,090
Eversource Energy	40,475	2,879,391
Exelon Corp.	110,149	4,957,806
FirstEnergy Corp.	56,680	2,597,078
NextEra Energy Inc.	221,996	16,758,478
NiSource Inc.	51,349	2,223,412
NRG Energy Inc.	21,094	3,416,173
PG&E Corp.	239,689	3,614,510
Pinnacle West Capital Corp.	12,975	1,163,338
PPL Corp.	80,661	2,997,363
Public Service Enterprise Group Inc.	54,428	4,542,561
Sempra	71,158	6,402,797
Southern Co. (The)	118,589	11,238,680
Vistra Corp.	34,732	6,804,693
WEC Energy Group Inc.	35,108	4,023,026
Xcel Energy Inc.	64,504	5,202,248
		143,726,423
Total Common Stocks — 99.3% (Cost: $196,240,467)		219,725,791
Rights
Denmark — 0.2%
Orsted A/S, (Expires 10/18/25, Strike Price DKK 66.60)(a)	309,375	308,010
Total Rights — 0.2% (Cost: $937,033)		308,010
Total Long-Term Investments — 99.5% (Cost: $197,177,500)		220,033,801
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	119,096	119,156
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Utilities ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	1,080,000	$1,080,000
Total Short-Term Securities — 0.5% (Cost: $1,199,156)		1,199,156
Total Investments — 100.0% (Cost: $198,376,656)		221,232,957
Liabilities in Excess of Other Assets — (0.0)%		(22,707)
Net Assets — 100.0%		$221,210,250

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$119,156 (a)	$—	$—	$—	$119,156	119,096	$244 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	120,000 (a)	—	—	—	1,080,000	1,080,000	19,913	—
				$—	$—	$1,199,156		$20,157	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	7	12/19/25	$621	$16,355
Euro STOXX 50 Index	1	12/19/25	65	1,172
				$17,527

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Global Utilities ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$17,527	$—	$—	$—	$17,527

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$29,860	$—	$—	$—	$29,860
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$20,371	$—	$—	$—	$20,371
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$788,502
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$155,668,809	$64,056,982	$—	$219,725,791
Rights	308,010	—	—	308,010
Short-Term Securities
Money Market Funds	1,199,156	—	—	1,199,156
	$157,175,975	$64,056,982	$—	$221,232,957
Derivative Financial Instruments(a)
Assets
Equity Contracts	$17,527	$—	$—	$17,527

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$691,119,023	$279,464,326	$854,035,251	$1,821,774,991
Investments, at value—affiliated(c)	920,000	1,136,540	1,450,000	10,517,088
Cash	—	8,002	9,100	52,169
Cash pledged for futures contracts	73,000	35,000	155,000	574,000
Foreign currency collateral pledged for futures contracts(d)	26,023	28,941	52,429	71,279
Foreign currency, at value(e)	311,830	233,649	675,539	1,552,338
Receivables:
Securities lending income—affiliated	360	106	—	13,502
Capital shares sold	—	—	—	126,836
Dividends—unaffiliated	526,224	746,934	1,253,314	2,765,671
Dividends—affiliated	4,001	1,096	4,211	9,423
Tax reclaims	24,707	55,268	1,063,165	425,603
Variation margin on futures contracts	—	—	18,964	—
Total assets	693,005,168	281,709,862	858,716,973	1,837,882,900
LIABILITIES
Bank overdraft	1,741	—	—	—
Collateral on securities loaned, at value	—	816,359	—	6,717,965
Payables:
Investments purchased	—	369,913	—	126,836
Investment advisory fees	206,747	85,001	265,075	569,152
IRS compliance fee for foreign withholding tax claims	217,115	—	—	—
Professional fees	19,713	—	21,812	5,537
Variation margin on futures contracts	4,254	1,874	—	61,165
Total liabilities	449,570	1,273,147	286,887	7,480,655
Commitments and contingent liabilities
NET ASSETS	$692,555,598	$280,436,715	$858,430,086	$1,830,402,245
NET ASSETS CONSIST OF
Paid-in capital	$678,296,395	$305,824,390	$937,351,922	$2,126,984,054
Accumulated earnings (loss)	14,259,203	(25,387,675)	(78,921,836)	(296,581,809)
NET ASSETS	$692,555,598	$280,436,715	$858,430,086	$1,830,402,245
NET ASSET VALUE
Shares outstanding	5,600,000	1,350,000	13,350,000	43,800,000
Net asset value	$123.67	$207.73	$64.30	$41.79
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$560,012,562	$257,933,982	$879,593,811	$1,857,947,037
(b) Securities loaned, at value	$—	$759,873	$—	$6,592,287
(c) Investments, at cost—affiliated	$920,000	$1,136,540	$1,450,000	$10,517,434
(d) Foreign currency collateral pledged, at cost	$26,003	$28,942	$53,818	$72,602
(e) Foreign currency, at cost	$310,952	$233,764	$674,458	$1,546,887
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2025

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$596,055,295	$3,855,104,356	$1,042,968,880	$230,432,560
Investments, at value—affiliated(c)	7,685,702	14,389,463	3,986,099	360,000
Cash	10,298	204,970	14,908	32,368
Cash pledged for futures contracts	103,000	812,000	138,000	4,000
Foreign currency collateral pledged for futures contracts(d)	46,493	—	97,851	35,171
Foreign currency, at value(e)	787,315	1,889,223	1,141,432	378,488
Receivables:
Investments sold	—	—	—	296
Securities lending income—affiliated	69	2,041	728	308
Capital shares sold	908,577	—	—	—
Dividends—unaffiliated	741,431	4,437,126	1,527,947	303,013
Dividends—affiliated	1,872	20,304	7,764	1,089
Tax reclaims	643,830	4,923,040	347,548	157,232
Variation margin on futures contracts	—	347,857	23,362	6,424
Other assets	8,981	—	—	—
Total assets	606,992,863	3,882,130,380	1,050,254,519	231,710,949
LIABILITIES
Collateral on securities loaned, at value	—	10,373,549	2,105,984	—
Payables:
Investments purchased	562,314	—	—	351,983
Capital shares redeemed	10	—	12	—
Investment advisory fees	180,109	1,179,019	315,922	70,088
IRS compliance fee for foreign withholding tax claims	1,361	—	42,864	—
Professional fees	3,676	19,372	5,652	1,159
Variation margin on futures contracts	4,426	—	—	—
Total liabilities	751,896	11,571,940	2,470,434	423,230
Commitments and contingent liabilities
NET ASSETS	$606,240,967	$3,870,558,440	$1,047,784,085	$231,287,719
NET ASSETS CONSIST OF
Paid-in capital	$620,052,064	$3,660,246,594	$833,557,261	$349,130,875
Accumulated earnings (loss)	(13,811,097)	210,311,846	214,226,824	(117,843,156)
NET ASSETS	$606,240,967	$3,870,558,440	$1,047,784,085	$231,287,719
NET ASSET VALUE
Shares outstanding	5,200,000	43,600,000	6,050,000	2,500,000
Net asset value	$116.58	$88.77	$173.19	$92.52
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$461,969,139	$3,421,450,554	$845,716,717	$241,533,012
(b) Securities loaned, at value	$—	$10,251,052	$2,062,030	$—
(c) Investments, at cost—affiliated	$6,294,542	$14,388,693	$3,986,099	$360,000
(d) Foreign currency collateral pledged, at cost	$46,752	$—	$97,888	$38,303
(e) Foreign currency, at cost	$785,250	$1,880,142	$1,137,290	$374,999
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2025

	iShares Global Tech ETF	iShares Global Utilities ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$6,259,439,637	$220,033,801
Investments, at value—affiliated(c)	30,724,697	1,199,156
Cash	110,292	5,518
Cash pledged for futures contracts	1,560,000	44,000
Foreign currency collateral pledged for futures contracts(d)	—	4,696
Foreign currency, at value(e)	4,690,216	636,213
Receivables:
Securities lending income—affiliated	5,844	244
Capital shares sold	1,238,290	—
Dividends—unaffiliated	3,010,083	203,148
Dividends—affiliated	38,275	3,428
Tax reclaims	64,281	29,249
Variation margin on futures contracts	143,744	1,330
Total assets	6,301,025,359	222,160,783
LIABILITIES
Collateral on securities loaned, at value	13,047,681	119,156
Payables:
Investments purchased	1,236,990	—
Investment advisory fees	1,848,869	65,977
IRS compliance fee for foreign withholding tax claims	—	765,400
Professional fees	4,892	—
Total liabilities	16,138,432	950,533
Commitments and contingent liabilities
NET ASSETS	$6,284,886,927	$221,210,250
NET ASSETS CONSIST OF
Paid-in capital	$3,637,794,411	$249,392,623
Accumulated earnings (loss)	2,647,092,516	(28,182,373)
NET ASSETS	$6,284,886,927	$221,210,250
NET ASSET VALUE
Shares outstanding	60,950,000	2,850,000
Net asset value	$103.12	$77.62
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$3,699,821,113	$197,177,500
(b) Securities loaned, at value	$12,712,197	$107,446
(c) Investments, at cost—affiliated	$30,725,133	$1,199,156
(d) Foreign currency collateral pledged, at cost	$—	$4,680
(e) Foreign currency, at cost	$4,694,031	$638,164
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended September 30, 2025

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF
INVESTMENT INCOME
Dividends—unaffiliated	$3,960,679	$2,411,867	$12,717,445	$37,844,303
Dividends—affiliated	16,652	6,615	35,855	54,284
Interest—unaffiliated	3,060	922	5,200	23,243
Securities lending income—affiliated—net	110,063	563	1,207	92,071
Other income—unaffiliated	36,688	—	—	—
Foreign taxes withheld	(128,766)	(138,988)	(571,360)	(1,641,585)
Foreign withholding tax claims	153,651	—	244,863	39,960
IRS compliance fee for foreign withholding tax claims	(161,234)	—	—	57,819
Total investment income	3,990,793	2,280,979	12,433,210	36,470,095
EXPENSES
Investment advisory	940,963	491,663	1,617,055	3,323,662
Professional	19,463	—	—	5,409
Commitment costs	94	104	68	1,357
Total expenses	960,520	491,767	1,617,123	3,330,428
Net investment income	3,030,273	1,789,212	10,816,087	33,139,667
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	2,006,489	1,232,463	(13,367,758)	(5,004,977)
Investments—affiliated	710	2,310	(8,009)	(532)
Foreign currency transactions	14,009	18,962	57,144	186,847
Futures contracts	262,508	85,428	47,043	486,569
In-kind redemptions—unaffiliated(a)	5,760,017	3,938,465	20,654,217	8,076,427
Litigation proceeds(b)	1,281,641	—	—	—
	9,325,374	5,277,628	7,382,637	3,744,334
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	107,114,103	33,974,113	(5,402,666)	(14,504,680)
Investments—affiliated	—	—	—	(346)
Foreign currency translations	4,552	6,164	87,316	45,567
Futures contracts	411	16,717	(111,841)	(76,827)
	107,119,066	33,996,994	(5,427,191)	(14,536,286)
Net realized and unrealized gain (loss)	116,444,440	39,274,622	1,955,446	(10,791,952)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,474,713	$41,063,834	$12,771,533	$22,347,715
(a) See Note 2 of the Notes to Financial Statements.
(b) Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.
See notes to financial statements.
Statements of Operations

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2025

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF
INVESTMENT INCOME
Dividends—unaffiliated	$8,223,163	$36,475,204	$10,389,702	$3,132,428
Dividends—affiliated	80,025	115,740	49,540	5,946
Interest—unaffiliated	6,035	23,520	5,714	1,286
Securities lending income—affiliated—net	72	38,556	8,421	2,778
Other income—unaffiliated	120	—	1,195	—
Foreign taxes withheld	(594,965)	(1,370,194)	(516,071)	(143,667)
Foreign withholding tax claims	2,404	—	—	—
IRS compliance fee for foreign withholding tax claims	48,275	—	(1,276)	—
Total investment income	7,765,129	35,282,826	9,937,225	2,998,771
EXPENSES
Investment advisory	1,004,574	7,214,208	1,872,895	425,591
Professional	30,718	—	120	—
Commitment costs	435	—	81	139
Interest expense	—	151	—	—
Total expenses	1,035,727	7,214,359	1,873,096	425,730
Net investment income	6,729,402	28,068,467	8,064,129	2,573,041
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(645,853)	(17,510,199)	(2,577,162)	(531,192)
Investments—affiliated	1,410	1,708	2,881	112
Foreign currency transactions	75,624	315,495	116,271	25,058
Futures contracts	229,087	(1,067,918)	587,851	110,056
In-kind redemptions—unaffiliated(a)	—	44,343,620	64,022,843	2,761,115
	(339,732)	26,082,706	62,152,684	2,365,149
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	63,977,898	(121,453,361)	114,333,861	24,919,990
Investments—affiliated	1,293,121	(7)	—	28
Foreign currency translations	54,607	450,508	39,234	17,817
Futures contracts	(13,014)	(28,550)	79,370	28,438
	65,312,612	(121,031,410)	114,452,465	24,966,273
Net realized and unrealized gain (loss)	64,972,880	(94,948,704)	176,605,149	27,331,422
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$71,702,282	$(66,880,237)	$184,669,278	$29,904,463
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2025

	iShares Global Tech ETF	iShares Global Utilities ETF
INVESTMENT INCOME
Dividends—unaffiliated	$22,762,201	$3,596,297
Dividends—affiliated	231,694	19,913
Interest—unaffiliated	39,315	1,517
Securities lending income—affiliated—net	25,168	244
Non-cash dividends—unaffiliated	—	271,282
Foreign taxes withheld	(1,529,766)	(138,970)
IRS compliance fee for foreign withholding tax claims	—	(22,299)
Total investment income	21,528,612	3,727,984
EXPENSES
Investment advisory	10,057,453	361,308
Commitment costs	9,262	36
Interest expense	1,401	—
Professional	—	26,660
Total expenses	10,068,116	388,004
Net investment income	11,460,496	3,339,980
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(47,925,514)	(1,248,001)
Investments—affiliated	7,249	—
Foreign currency transactions	164,924	9,697
Futures contracts	3,643,146	29,860
In-kind redemptions—unaffiliated(a)	84,375,039	—
	40,264,844	(1,208,444)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	1,567,745,991	22,980,199
Investments—affiliated	(436)	—
Foreign currency translations	5,280	1,266
Futures contracts	722,809	20,371
	1,568,473,644	23,001,836
Net realized and unrealized gain	1,608,738,488	21,793,392
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,620,198,984	$25,133,372
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,030,273	$4,475,045	$1,789,212	$3,244,995
Net realized gain	9,325,374	48,421,143	5,277,628	15,663,539
Net change in unrealized appreciation (depreciation)	107,119,066	(232,507)	33,996,994	(1,354,908)
Net increase in net assets resulting from operations	119,474,713	52,663,681	41,063,834	17,553,626
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,190,918)(b)	(5,317,151)	(1,960,918)(b)	(3,022,955)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	230,935,823	23,311,934	(16,527,211)	(25,239,731)
NET ASSETS
Total increase (decrease) in net assets	348,219,618	70,658,464	22,575,705	(10,709,060)
Beginning of period	344,335,980	273,677,516	257,861,010	268,570,070
End of period	$692,555,598	$344,335,980	$280,436,715	$257,861,010

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,816,087	$18,208,680	$33,139,667	$90,022,103
Net realized gain	7,382,637	18,809,673	3,744,334	263,146,735
Net change in unrealized appreciation (depreciation)	(5,427,191)	17,959,610	(14,536,286)	(367,499,137)
Net increase (decrease) in net assets resulting from operations	12,771,533	54,977,963	22,347,715	(14,330,299)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,026,435)(b)	(18,965,318)	(30,404,713)(b)	(100,951,338)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	131,745,796	(182,819,811)	22,578,270	(1,429,072,695)
NET ASSETS
Total increase (decrease) in net assets	135,490,894	(146,807,166)	14,521,272	(1,544,354,332)
Beginning of period	722,939,192	869,746,358	1,815,880,973	3,360,235,305
End of period	$858,430,086	$722,939,192	$1,830,402,245	$1,815,880,973

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$6,729,402	$10,482,563	$28,068,467	$56,262,617
Net realized gain (loss)	(339,732)	34,466,584	26,082,706	1,943,388
Net change in unrealized appreciation (depreciation)	65,312,612	37,561,137	(121,031,410)	(102,782,617)
Net increase (decrease) in net assets resulting from operations	71,702,282	82,510,284	(66,880,237)	(44,576,612)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,570,379)(b)	(11,402,303)	(33,181,713)(b)	(55,137,549)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	72,337,339	(5,248,310)	22,701,062	(62,726,703)
NET ASSETS
Total increase (decrease) in net assets	137,469,242	65,859,671	(77,360,888)	(162,440,864)
Beginning of period	468,771,725	402,912,054	3,947,919,328	4,110,360,192
End of period	$606,240,967	$468,771,725	$3,870,558,440	$3,947,919,328

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Global Industrials ETF		iShares Global Materials ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,064,129	$9,981,867	$2,573,041	$5,028,501
Net realized gain (loss)	62,152,684	5,917,031	2,365,149	(6,071,836)
Net change in unrealized appreciation (depreciation)	114,452,465	24,059,442	24,966,273	(13,168,128)
Net increase (decrease) in net assets resulting from operations	184,669,278	39,958,340	29,904,463	(14,211,463)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,553,745)(b)	(10,572,641)	(3,243,856)(b)	(6,897,407)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(73,426,394)	343,133,251	(24,441,654)	(9,405,811)
NET ASSETS
Total increase (decrease) in net assets	103,689,139	372,518,950	2,218,953	(30,514,681)
Beginning of period	944,094,946	571,575,996	229,068,766	259,583,447
End of period	$1,047,784,085	$944,094,946	$231,287,719	$229,068,766

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares Global Tech ETF		iShares Global Utilities ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,460,496	$21,131,916	$3,339,980	$4,557,633
Net realized gain (loss)	40,264,844	615,853,351	(1,208,444)	701,836
Net change in unrealized appreciation (depreciation)	1,568,473,644	(553,829,811)	23,001,836	19,473,957
Net increase in net assets resulting from operations	1,620,198,984	83,155,456	25,133,372	24,733,426
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,851,813)(b)	(22,084,963)	(2,788,971)(b)	(4,406,525)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	180,477,106	(172,992,721)	36,719,115	17,786,384
NET ASSETS
Total increase (decrease) in net assets	1,790,824,277	(111,922,228)	59,063,516	38,113,285
Beginning of period	4,494,062,650	4,605,984,878	162,146,734	124,033,449
End of period	$6,284,886,927	$4,494,062,650	$221,210,250	$162,146,734

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$97.00	$84.21	$64.14	$73.93	$80.09	$51.81
Net investment income(a)	0.68 (b)	1.12 (b)	0.83 (b)	0.71 (b)	0.74 (b)	0.66
Net realized and unrealized gain (loss)(c)	26.49	12.97	20.17	(9.72)	(5.42)	28.33
Net increase (decrease) from investment operations	27.17	14.09	21.00	(9.01)	(4.68)	28.99
Distributions from net investment income(d)	(0.50)(e)	(1.30)	(0.93)	(0.78)	(1.48)	(0.71)
Net asset value, end of period	$123.67	$97.00	$84.21	$64.14	$73.93	$80.09
Total Return(f)
Based on net asset value	28.09%(b)(g)(h)	16.76%(b)	33.04%(b)	(12.16)%(b)	(6.03)%(b)	56.20%
Ratios to Average Net Assets(i)
Total expenses	0.38%(j)	0.40%	0.41%	0.42%	0.43%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.38%(j)	0.40%	0.41%	0.41%	0.41%	N/A
Net investment income	1.23%(b)(j)	1.20%(b)	1.17%(b)	1.18%(b)	0.89%(b)	0.96%
Supplemental Data
Net assets, end of period (000)	$692,556	$344,336	$273,678	$256,540	$240,270	$320,380
Portfolio turnover rate(k)	10%	21%	19%	14%	18%	13%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended
September 30,2025 and years ended March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.03, $0.01, $0.01, $0.03 and $0.10.
• Total return by 0.02%, 0.02%, 0.02%, 0.05% and 0.15%.
• Ratio of net investment income to average net assets by 0.05%, 0.02%, 0.01%, 0.06% and 0.12%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Includes payment received from a settlement of litigation which impacted the Fund's total return, Excluding the payment from a settlement of litigation, the Fund's total return would have been 27.86%.

(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$177.84	$167.86	$145.20	$156.03	$162.55	$95.12
Net investment income(a)	1.32	2.19 (b)	1.63 (b)	1.58 (b)	1.02 (b)	1.06
Net realized and unrealized gain (loss)(c)	30.02	9.76	22.62	(11.15)	(5.95)	67.38
Net increase (decrease) from investment operations	31.34	11.95	24.25	(9.57)	(4.93)	68.44
Distributions from net investment income(d)	(1.45)(e)	(1.97)	(1.59)	(1.26)	(1.59)	(1.01)
Net asset value, end of period	$207.73	$177.84	$167.86	$145.20	$156.03	$162.55
Total Return(f)
Based on net asset value	17.72%(g)	7.19%(b)	16.82%(b)	(6.12)%(b)	(3.13)%(b)	72.21%
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.40%	0.41%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	N/A	N/A	N/A	N/A
Net investment income	1.39%(i)	1.27%(b)	1.07%(b)	1.17%(b)	0.60%(b)	0.75%
Supplemental Data
Net assets, end of period (000)	$280,437	$257,861	$268,570	$304,917	$358,865	$430,745
Portfolio turnover rate(j)	9%	19%	13%	17%	12%	34%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.11, $0.02, $0.01 and $0.03.
• Total return by 0.07%, 0.02%, 0.00% and 0.02%.
• Ratio of net investment income to average net assets by 0.06%, 0.01%, 0.01% and 0.02%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$63.98	$61.03	$61.84	$62.11	$58.11	$47.96
Net investment income(a)	0.84 (b)	1.48 (b)	1.51	1.29 (b)	1.37	1.34
Net realized and unrealized gain (loss)(c)	0.18	2.98	(0.55)	(0.38)	4.09	10.17
Net increase from investment operations	1.02	4.46	0.96	0.91	5.46	11.51
Distributions from net investment income(d)	(0.70)(e)	(1.51)	(1.77)	(1.18)	(1.46)	(1.36)
Net asset value, end of period	$64.30	$63.98	$61.03	$61.84	$62.11	$58.11
Total Return(f)
Based on net asset value	1.58%(b)(g)	7.41%(b)	1.72%	1.56%(b)	9.42%	24.21%
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.40%	0.41%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	N/A	N/A	N/A	N/A
Net investment income	2.56%(b)(i)	2.38%(b)	2.50%	2.18%(b)	2.22%	2.46%
Supplemental Data
Net assets, end of period (000)	$858,430	$722,939	$869,746	$1,536,679	$1,021,775	$525,907
Portfolio turnover rate(j)	9%	20%	11%	13%	8%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended
September 30,2025 and years ended March 31, 2025 and March 31, 2023 respectively:
• Net investment income per share by $0.02, $0.03 and $0.00.
• Total return by 0.03%, 0.06% and 0.01%.
• Ratio of net investment income to average net assets by 0.06%, 0.05% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$42.03	$42.91	$37.71	$36.12	$24.63	$17.06
Net investment income(a)	0.76	1.59 (b)	1.55	1.89 (b)	1.22	0.94
Net realized and unrealized gain (loss)(c)	(0.30)	(0.73)	5.00	1.56	11.37	7.62
Net increase from investment operations	0.46	0.86	6.55	3.45	12.59	8.56
Distributions from net investment income(d)	(0.70)(e)	(1.74)	(1.35)	(1.86)	(1.10)	(0.99)
Net asset value, end of period	$41.79	$42.03	$42.91	$37.71	$36.12	$24.63
Total Return(f)
Based on net asset value	1.14%(g)	2.31%(b)	17.88%	9.39%(b)	52.61%	51.36%
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.40%	0.41%	0.44%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.38%(i)	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	3.81%(i)	3.83%(b)	3.95%	5.03%(b)	4.33%	4.65%
Supplemental Data
Net assets, end of period (000)	$1,830,402	$1,815,881	$3,360,235	$1,798,776	$2,280,843	$1,308,021
Portfolio turnover rate(j)	2%	8%	7%	10%	6%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025 and
March 31, 2023 respectively:
• Net investment income per share by $0.01 and $0.07.
• Total return by 0.04% and 0.24%.
• Ratio of net investment income to average net assets by 0.03% and 0.18%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$103.03	$86.65	$69.17	$79.60	$73.29	$47.23
Net investment income(a)	1.40	2.33 (b)	1.93 (b)	2.19 (b)	1.65 (b)	1.36
Net realized and unrealized gain (loss)(c)	13.55	16.58	17.61	(10.01)	6.01	26.09
Net increase (decrease) from investment operations	14.95	18.91	19.54	(7.82)	7.66	27.45
Distributions from net investment income(d)	(1.40)(e)	(2.53)	(2.06)	(2.61)	(1.35)	(1.39)
Net asset value, end of period	$116.58	$103.03	$86.65	$69.17	$79.60	$73.29
Total Return(f)
Based on net asset value	14.63%(g)	22.29%(b)	28.85%(b)	(9.86)%(b)(h)	10.48%(b)	58.99%
Ratios to Average Net Assets(i)
Total expenses	0.39%(j)	0.41%	0.41%	0.42%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.39%(j)	0.40%	0.41%	0.41%	0.40%	0.43%
Net investment income	2.56%(j)	2.49%(b)	2.61%(b)	3.12%(b)	2.07%(b)	2.28%
Supplemental Data
Net assets, end of period (000)	$606,241	$468,772	$402,912	$425,375	$1,162,145	$472,743
Portfolio turnover rate(k)	3%	7%	5%	13%	12%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.05, $0.01, $0.03 and $0.01.
• Total return by 0.06%, 0.01%, 0.06% and 0.02%.
• Ratio of net investment income to average net assets by 0.06%, 0.01%, 0.04% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (9.92)% for the year ended March 31, 2023.

(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$91.07	$93.10	$83.42	$87.41	$76.96	$60.95
Net investment income(a)	0.64	1.30 (b)	1.18 (b)	1.11 (b)	1.07	1.02
Net realized and unrealized gain (loss)(c)	(2.18)	(2.04)	9.70	(4.11)	10.39	15.96
Net increase (decrease) from investment operations	(1.54)	(0.74)	10.88	(3.00)	11.46	16.98
Distributions from net investment income(d)	(0.76)(e)	(1.29)	(1.20)	(0.99)	(1.01)	(0.97)
Net asset value, end of period	$88.77	$91.07	$93.10	$83.42	$87.41	$76.96
Total Return(f)
Based on net asset value	(1.66)%(g)	(0.78)%(b)	13.22%(b)	(3.44)%(b)	14.94%	28.03%
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.40%	0.41%	0.42%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	1.49%(i)	1.41%(b)	1.38%(b)	1.34%(b)	1.27%	1.41%
Supplemental Data
Net assets, end of period (000)	$3,870,558	$3,947,919	$4,110,360	$4,083,256	$3,492,005	$2,705,201
Portfolio turnover rate(j)	2%	5%	3%	3%	4%	5%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023 respectively:
• Net investment income per share by $0.04, $0.00 and $0.01.
• Total return by 0.04%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.04%, 0.01% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$145.25	$139.41	$114.22	$115.84	$115.74	$71.50
Net investment income(a)	1.32	1.89 (b)	1.80	1.77 (b)	1.53 (b)	1.32
Net realized and unrealized gain (loss)(c)	27.96	6.03	25.73	(1.65)	0.32	44.27
Net increase from investment operations	29.28	7.92	27.53	0.12	1.85	45.59
Distributions from net investment income(d)	(1.34)(e)	(2.08)	(2.34)	(1.74)	(1.75)	(1.35)
Net asset value, end of period	$173.19	$145.25	$139.41	$114.22	$115.84	$115.74
Total Return(f)
Based on net asset value	20.23%(g)	5.77%(b)	24.45%	0.22%(b)	1.54%(b)	64.27%
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.39%	0.41%	0.42%	0.41%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	0.38%(i)	0.39%	0.41%	0.41%	0.40%	0.43%
Net investment income	1.65%(i)	1.32%(b)	1.49%	1.69%(b)	1.27%(b)	1.34%
Supplemental Data
Net assets, end of period (000)	$1,047,784	$944,095	$571,576	$336,958	$376,481	$422,466
Portfolio turnover rate(j)	2%	4%	9%	9%	7%	8%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.06, $0.02 and $0.05.
• Total return by 0.03%, 0.01% and 0.05%.
• Ratio of net investment income to average net assets by 0.04%, 0.01% and 0.04%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$81.81	$89.51	$83.61	$93.81	$86.59	$49.67
Net investment income(a)	0.99	1.83 (b)	2.29 (b)	2.60 (b)	3.16 (b)	2.07
Net realized and unrealized gain (loss)(c)	10.97	(7.01)	6.16	(9.00)	7.23	35.84
Net increase (decrease) from investment operations	11.96	(5.18)	8.45	(6.40)	10.39	37.91
Distributions from net investment income(d)	(1.25)(e)	(2.52)	(2.55)	(3.80)	(3.17)	(0.99)
Net asset value, end of period	$92.52	$81.81	$89.51	$83.61	$93.81	$86.59
Total Return(f)
Based on net asset value	14.74%(g)	(5.82)%(b)	10.40%(b)	(6.77)%(b)	12.19%(b)	76.78%
Ratios to Average Net Assets(h)
Total expenses	0.38%(i)	0.39%	0.42%	0.41%	0.40%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	0.41%	0.41%	0.40%	N/A
Net investment income	2.31%(i)	2.13%(b)	2.79%(b)	3.20%(b)	3.48%(b)	2.76%
Supplemental Data
Net assets, end of period (000)	$231,288	$229,069	$259,583	$351,170	$727,028	$722,999
Portfolio turnover rate(j)	5%	8%	5%	9%	6%	4%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024, March 31, 2023 and March 31, 2022 respectively:
• Net investment income per share by $0.01, $0.05, $0.00 and $0.01.
• Total return by 0.01%, 0.07%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.01%, 0.06%, 0.00% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22(a)	Year Ended 03/31/21(a)
Net asset value, beginning of period	$75.79	$74.96	$54.36	$57.86	$51.13	$30.49
Net investment income(b)	0.19	0.34	0.38	0.37 (c)	0.29 (c)	0.33
Net realized and unrealized gain (loss)(d)	27.30	0.85	20.60	(3.51)	6.81	20.62
Net increase (decrease) from investment operations	27.49	1.19	20.98	(3.14)	7.10	20.95
Distributions from net investment income(e)	(0.16)(f)	(0.36)	(0.38)	(0.36)	(0.37)	(0.31)
Net asset value, end of period	$103.12	$75.79	$74.96	$54.36	$57.86	$51.13
Total Return(g)
Based on net asset value	36.32%(h)	1.54%	38.70%	(5.34)%(c)	13.89%(c)	68.97%
Ratios to Average Net Assets(i)
Total expenses	0.38%(j)	0.39%	0.41%	0.41%	0.40%	0.43%
Net investment income	0.43%(j)	0.42%	0.59%	0.77%(c)	0.50%(c)	0.75%
Supplemental Data
Net assets, end of period (000)	$6,284,887	$4,494,063	$4,605,985	$3,177,616	$5,001,963	$5,046,541
Portfolio turnover rate(k)	14%	45%	11%	12%	7%	4%
(a) Per share amounts reflect a six-for-one stock split effective after the close of trading on July 16, 2021.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2023 and
March 31, 2022 respectively:
• Net investment income per share by $0.00 and $0.00.
• Total return by 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.00% and 0.00%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$69.00	$59.06	$60.51	$65.60	$60.51	$50.71
Net investment income(a)	1.30	2.03 (b)	2.13 (b)	1.86 (b)	1.81	1.71
Net realized and unrealized gain (loss)(c)	8.41	9.85	(1.49)	(5.06)	5.08	9.68
Net increase (decrease) from investment operations	9.71	11.88	0.64	(3.20)	6.89	11.39
Distributions from net investment income(d)	(1.09)(e)	(1.94)	(2.09)	(1.89)	(1.80)	(1.59)
Net asset value, end of period	$77.62	$69.00	$59.06	$60.51	$65.60	$60.51
Total Return(f)
Based on net asset value	14.19%(g)	20.45%(b)	1.15%(b)	(4.93)%(b)	11.59%	22.70%
Ratios to Average Net Assets(h)
Total expenses	0.40%(i)	0.39%	0.50%	0.43%	0.42%	0.43%
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.39%	0.41%	0.41%	N/A	N/A
Net investment income	3.53%(i)	3.11%(b)	3.67%(b)	3.06%(b)	2.91%	3.03%
Supplemental Data
Net assets, end of period (000)	$221,210	$162,147	$124,033	$136,156	$180,402	$151,268
Portfolio turnover rate(j)	3%	7%	6%	9%	9%	7%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended March 31, 2025,
March 31, 2024 and March 31, 2023 respectively:
• Net investment income per share by $0.01, $0.31 and $0.06.
• Total return by 0.02%, 0.56% and 0.12%.
• Ratio of net investment income to average net assets by 0.02%, 0.53% and 0.11%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Global Comm Services	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Consumer Discretionary
Goldman Sachs & Co.	$218,368	$(218,368)	$—	$—
Jefferies LLC	303,414	(303,414)	—	—
State Street Bank & Trust Company	238,091	(238,091)	—	—
	$759,873	$(759,873)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Global Energy
Barclays Bank PLC	$2,614,192	$(2,614,192)	$—	$—
BNP Paribas Securities Corp	507	(507)	—	—
Morgan Stanley & Co. LLC	1,485,988	(1,485,988)	—	—
Wells Fargo Bank, National Association	2,491,600	(2,491,600)	—	—
	$6,592,287	$(6,592,287)	$—	$—
Global Healthcare
Goldman Sachs & Co. LLC	$6,349,519	$(6,349,519)	$—	$—
Jefferies LLC	307,179	(305,634)	—	1,545
National Financial Services LLC	1,918,784	(1,892,595)	—	26,189(b)
Natixis SA	1,139,502	(1,139,502)	—	—
Wells Fargo Securities LLC	536,068	(536,068)	—	—
	$10,251,052	$(10,223,318)	$—	$27,734
Global Industrials
Barclays Bank PLC	$2,062,030	$(2,062,030)	$—	$—
Global Tech
Barclays Bank PLC	$334,765	$(334,765)	$—	$—
BofA Securities, Inc.	32,051	(31,979)	—	72(b)
J.P. Morgan Securities LLC	178,097	(176,422)	—	1,675(b)
State Street Bank & Trust Company	2,108,456	(2,108,456)	—	—
Wells Fargo Bank N.A.	10,058,828	(10,058,828)	—	—
	$12,712,197	$(12,710,450)	$—	$1,747
Global Utilities
Nomura Securities International, Inc.	$107,446	$(107,446)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.4800%
Over $10 billion, up to and including $20 billion	0.4300
Over $20 billion, up to and including $30 billion	0.3800
Over $30 billion, up to and including $40 billion	0.3420
Over $40 billion	0.3078
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares Global Comm Services ETF and iShares Global Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials ETF and iShares Global Utilities ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Global Comm Services	$26,254
Global Consumer Discretionary	211
Global Consumer Staples	387
Global Energy	20,784
Global Financials	30
Global Healthcare	11,917
Global Industrials	3,203
Global Materials	773
Global Tech	10,698
Global Utilities	54
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Global Comm Services	$22,829,909	$2,779,976	$520,969
Global Consumer Discretionary	6,911,079	7,590,110	1,149,581
Global Consumer Staples	4,075,660	15,486,353	(2,628,907)
Global Energy	7,449,653	2,612,092	(502,542)
Global Financials	6,259,861	1,167,304	(106,281)
Global Healthcare	9,890,542	7,148,428	(2,835,482)
Global Industrials	4,647,779	1,682,864	(208,342)
Global Materials	222,018	363,616	(538,909)
Global Tech	384,374,631	238,405,262	(3,229,312)
Global Utilities	1,730,369	1,229,863	15,351
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Global Comm Services	$68,596,481	$48,998,121
Global Consumer Discretionary	22,259,981	22,295,549
Global Consumer Staples	78,393,921	70,464,952
Global Energy	59,962,967	40,001,345
Global Financials	26,792,652	13,313,160
Global Healthcare	69,714,447	70,686,632
Global Industrials	19,231,182	19,298,001
Global Materials	10,209,672	10,132,459
Global Tech	727,602,435	717,892,874
Global Utilities	7,466,245	6,146,452

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For the six months ended September 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$228,963,387	$15,845,769
Global Consumer Discretionary	9,247,993	25,469,928
Global Consumer Staples	240,835,631	114,851,383
Global Energy	62,177,930	57,895,779
Global Financials	59,543,873	—
Global Healthcare	142,874,600	120,979,309
Global Industrials	129,620,537	201,041,590
Global Materials	—	24,151,890
Global Tech	317,063,759	159,469,335
Global Utilities	35,235,170	—
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
Global Comm Services	$(125,837,025)
Global Consumer Discretionary	(49,899,243)
Global Consumer Staples	(60,217,612)
Global Energy	(273,767,802)
Global Financials	(149,459,850)
Global Healthcare	(237,942,525)
Global Industrials	(45,663,899)
Global Materials	(105,070,193)
Global Utilities	(49,561,204)

(a)	Amounts available to offset future realized capital gains.
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$562,728,019	$148,489,645	$(19,180,075)	$129,309,570
Global Consumer Discretionary	262,490,068	49,606,970	(31,489,870)	18,117,100
Global Consumer Staples	886,831,686	81,745,985	(113,140,821)	(31,394,836)
Global Energy	1,879,284,348	132,820,335	(179,756,208)	(46,935,873)
Global Financials	470,233,503	145,554,025	(12,038,172)	133,515,853
Global Healthcare	3,462,543,813	756,077,554	(349,054,892)	407,022,662
Global Industrials	853,241,406	228,783,506	(35,012,462)	193,771,044
Global Materials	246,721,118	37,523,079	(53,439,472)	(15,916,393)
Global Tech	3,737,964,658	2,586,740,350	(34,166,268)	2,552,574,082
Global Utilities	200,318,594	33,634,818	(12,702,928)	20,931,890
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
9. LINE OF CREDIT
The iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2025, the Funds did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Global Comm Services
Shares sold	2,200,000	$247,035,448	2,100,000	$192,466,003
Shares redeemed	(150,000)	(16,099,625)	(1,800,000)	(169,154,069)
	2,050,000	$230,935,823	300,000	$23,311,934
Global Consumer Discretionary
Shares sold	50,000	$9,428,594	400,000	$72,601,893
Shares redeemed	(150,000)	(25,955,805)	(550,000)	(97,841,624)
	(100,000)	$(16,527,211)	(150,000)	$(25,239,731)
Global Consumer Staples
Shares sold	3,850,000	$248,601,718	1,050,000	$66,639,917
Shares redeemed	(1,800,000)	(116,855,922)	(4,000,000)	(249,459,728)
	2,050,000	$131,745,796	(2,950,000)	$(182,819,811)
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Global Energy
Shares sold	2,100,000	$82,797,244	7,350,000	$312,664,052
Shares redeemed	(1,500,000)	(60,218,974)	(42,450,000)	(1,741,736,747)
	600,000	$22,578,270	(35,100,000)	$(1,429,072,695)
Global Financials
Shares sold	650,000	$72,337,339	1,700,000	$166,167,271
Shares redeemed	—	—	(1,800,000)	(171,415,581)
	650,000	$72,337,339	(100,000)	$(5,248,310)
Global Healthcare
Shares sold	1,700,000	$145,791,918	2,950,000	$277,947,889
Shares redeemed	(1,450,000)	(123,090,856)	(3,750,000)	(340,674,592)
	250,000	$22,701,062	(800,000)	$(62,726,703)
Global Industrials
Shares sold	850,000	$132,683,652	2,800,000	$399,453,063
Shares redeemed	(1,300,000)	(206,110,046)	(400,000)	(56,319,812)
	(450,000)	$(73,426,394)	2,400,000	$343,133,251
Global Materials
Shares sold	—	$—	250,000	$20,824,952
Shares redeemed	(300,000)	(24,441,654)	(350,000)	(30,230,763)
	(300,000)	$(24,441,654)	(100,000)	$(9,405,811)
Global Tech
Shares sold	4,000,000	$357,184,384	8,700,000	$704,430,022
Shares redeemed	(2,350,000)	(176,707,278)	(10,850,000)	(877,422,743)
	1,650,000	$180,477,106	(2,150,000)	$(172,992,721)
Global Utilities
Shares sold	500,000	$36,719,115	600,000	$40,326,664
Shares redeemed	—	—	(350,000)	(22,540,280)
	500,000	$36,719,115	250,000	$17,786,384
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of [report date] and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The iShares Global Comm Services ETF, iShares Global Industrials ETF and iShares Global Utilities ETF are seeking a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Funds paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Funds have accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
During the year, the iShares Global Energy ETF, iShares Global Comm Services ETF and iShares Global Financials ETF filed a closing agreement with the IRS related to the recovery of foreign taxes received in fiscal year 2023 and iShares Global Financials ETF in fiscal year 2024, and the related tax compliance fee was paid to the IRS.
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Healthcare ETF, iShares Global Industrials ETF, iShares Global Materials, iShares Global Tech (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates:  The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates:  The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Global Utilities ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares

2025 iShares Semi-Annual Financial Statements and Additional Information

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

September 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Asia 50 ETF | AIA | NASDAQ
• iShares Blockchain and Tech ETF | IBLC | NYSE Arca
• iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ
• iShares Future Metaverse Tech and Communications ETF | IVRS | NYSE Arca
• iShares International Developed Small Cap Value Factor ETF | ISVL | Cboe BZX Exchange
• iShares International Dividend Growth ETF | IGRO | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
September 30, 2025
iShares® Asia 50 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
China — 44.2%
Agricultural Bank of China Ltd., Class H	8,870,000	$5,970,120
Alibaba Group Holding Ltd.	5,218,900	116,716,004
ANTA Sports Products Ltd.	367,800	4,405,646
Baidu Inc., Class A(a)	652,600	10,790,371
Bank of China Ltd., Class H	24,183,000	13,218,587
Bank of Communications Co. Ltd., Class H	6,128,000	5,134,679
BeOne Medicines Ltd.(a)	276,400	7,375,232
BYD Co. Ltd., Class H	1,172,400	16,571,497
China Construction Bank Corp., Class H	28,569,960	27,403,324
China Merchants Bank Co. Ltd., Class H	1,030,500	6,167,518
Industrial & Commercial Bank of China Ltd., Class H	23,177,115	17,066,356
JD.com Inc., Class A	610,250	10,691,888
Kuaishou Technology(b)	844,600	9,135,072
Meituan, Class B(a)(b)	1,465,780	19,581,008
NetEase Inc.	536,800	16,303,870
PetroChina Co. Ltd., Class H	6,098,000	5,528,234
Ping An Insurance Group Co. of China Ltd., Class H	1,993,000	13,558,557
Pop Mart International Group Ltd.(b)	194,000	6,644,854
Tencent Holdings Ltd.	1,677,600	142,947,614
Trip.com Group Ltd.	178,800	13,559,753
Xiaomi Corp., Class B(a)(b)	4,992,030	34,694,339
		503,464,523
Hong Kong — 5.4%
AIA Group Ltd.	3,149,800	30,187,566
CK Hutchison Holdings Ltd.	870,148	5,716,855
Hong Kong Exchanges & Clearing Ltd.	253,000	14,362,951
Sun Hung Kai Properties Ltd.	489,500	5,855,176
Techtronic Industries Co. Ltd.	429,000	5,484,004
		61,606,552
Singapore — 4.8%
DBS Group Holdings Ltd.	571,860	22,678,695
Oversea-Chinese Banking Corp. Ltd.	1,116,174	14,230,786
Singapore Telecommunications Ltd.	2,102,600	6,722,152
United Overseas Bank Ltd.	418,800	11,247,058
		54,878,691
South Korea — 11.8%
Celltrion Inc.	45,811	5,668,054
Hanwha Aerospace Co. Ltd.	9,615	7,603,882
Hyundai Motor Co.	39,396	6,039,544
KB Financial Group Inc.	105,004	8,666,594
Kia Corp.	71,561	5,136,425
NAVER Corp.	41,758	8,012,802
Samsung Electronics Co. Ltd.	776,578	46,556,087
Shinhan Financial Group Co. Ltd.	135,359	6,824,523
SK Hynix Inc.	158,319	39,246,942
		133,754,853
Taiwan — 32.3%
ASE Technology Holding Co. Ltd.	1,005,000	5,487,682
Security	Shares	Value
Taiwan (continued)
Cathay Financial Holding Co. Ltd.	2,840,235	$6,135,330
Chunghwa Telecom Co. Ltd.	1,090,551	4,773,827
CTBC Financial Holding Co. Ltd.	5,746,359	8,104,198
Delta Electronics Inc.	594,000	16,733,034
Fubon Financial Holding Co. Ltd.	2,556,304	7,422,330
Hon Hai Precision Industry Co. Ltd.	3,540,052	25,276,467
MediaTek Inc.	461,112	19,998,297
Quanta Computer Inc.	803,000	7,692,053
Taiwan Semiconductor Manufacturing Co. Ltd.	6,003,343	260,772,099
United Microelectronics Corp.	3,357,000	5,050,053
		367,445,370
Total Common Stocks — 98.5% (Cost: $748,822,587)		1,121,149,989
Preferred Stocks
South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	5,691	661,708
Series 2, Preference Shares, NVS	10,216	1,213,078
Samsung Electronics Co. Ltd., Preference Shares, NVS	153,402	7,280,614
		9,155,400
Total Preferred Stocks — 0.8% (Cost: $6,761,400)		9,155,400
Total Long-Term Investments — 99.3% (Cost: $755,583,987)		1,130,305,389
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)(d)	2,150,000	2,150,000
Total Short-Term Securities — 0.2% (Cost: $2,150,000)		2,150,000
Total Investments — 99.5% (Cost: $757,733,987)		1,132,455,389
Other Assets Less Liabilities — 0.5%		5,123,680
Net Assets — 100.0%		$1,137,579,069

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Asia 50 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$30 (b)	$—	$(30)	$—	$—	—	$4,046 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	1,790,000 (b)	—	—	—	2,150,000	2,150,000	9,783	—
				$(30)	$—	$2,150,000		$13,829	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	44	10/30/25	$3,789	$17,506
MSCI China Index	62	12/19/25	2,227	11,811
MSCI Emerging Markets Index	12	12/19/25	816	3,171
				$32,488
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$32,488	$—	$—	$—	$32,488

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$571,305	$—	$—	$—	$571,305
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$146,252	$—	$—	$—	$146,252
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Asia 50 ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,842,763
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,121,149,989	$—	$1,121,149,989
Preferred Stocks	—	9,155,400	—	9,155,400
Short-Term Securities
Money Market Funds	2,150,000	—	—	2,150,000
	$2,150,000	$1,130,305,389	$—	$1,132,455,389
Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,171	$29,317	$—	$32,488

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Blockchain and Tech ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Capital Markets — 21.4%
Bullish(a)(b)	29,506	$1,876,877
Coinbase Global Inc., Class A(a)	25,330	8,548,622
Coinshares International Ltd.	3,376	50,775
Etoro Group Ltd.(a)(b)	23,095	953,131
Galaxy Digital Inc., Class A(a)(b)	101,707	3,438,714
OSL Group Ltd.(a)	307,500	592,690
Robinhood Markets Inc., Class A(a)	10,424	1,492,508
SBI Holdings Inc.	4,000	174,150
Voyager Digital Ltd.(a)(c)	57,043	—
		17,127,467
Electronic Equipment, Instruments & Components — 0.1%
Sinohope Technology Holdings Ltd.(a)	113,000	78,981
Financial Services — 4.8%
Block Inc.(a)(b)	7,353	531,401
Mastercard Inc., Class A	4,322	2,458,397
PayPal Holdings Inc.(a)	13,213	886,064
		3,875,862
Interactive Media & Services — 3.5%
Tencent Holdings Ltd.	32,500	2,769,312
IT Services — 7.2%
Applied Digital Corp.(a)(b)	124,356	2,852,727
International Business Machines Corp.	10,160	2,866,745
		5,719,472
Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices Inc.(a)	16,707	2,703,026
Cambricon Technologies Corp. Ltd., Class A(a)	2,618	489,098
Nvidia Corp.	15,118	2,820,716
		6,012,840
Software — 55.0%
Bit Digital Inc.(a)(b)	185,337	556,011
Bitdeer Technologies Group, Class A, NVS(a)(b)	50,388	861,131
Bitfarms Ltd./Canada(a)(b)	315,566	889,896
BitMine Immersion Technologies Inc.(a)	97,790	5,078,235
BTCS Inc.Common Stock, NVS(b)	17,884	86,380
Cipher Mining Inc.(a)(b)	164,504	2,071,105
Circle Internet Group Inc., Class A(a)(b)	66,126	8,766,985
Cleanspark Inc.(a)(b)	163,129	2,365,370
Core Scientific Inc.(a)(b)	170,820	3,064,511
Security	Shares	Value
Software (continued)
Exodus Movement Inc., Class A(a)	2,263	$62,866
Hive Digital Technologies Ltd.(a)(b)	137,613	554,580
Hut 8 Corp.(a)	63,254	2,201,872
IREN Ltd.(a)(b)	152,076	7,136,927
MARA Holdings Inc.(a)(b)	217,386	3,969,468
Mercurity Fintech Holding Inc.(a)	20,532	504,677
Northern Data AG(a)	3,801	78,624
Riot Platforms Inc.(a)(b)	204,965	3,900,484
Terawulf Inc.(a)(b)	159,669	1,823,420
		43,972,542
Specialty Retail — 0.1%
Cango Inc./KY, ADR(a)(b)	23,232	98,504
Technology Hardware, Storage & Peripherals — 0.3%
Canaan Inc., ADR(a)(b)	239,417	211,070
Total Long-Term Investments — 99.9% (Cost: $53,659,794)		79,866,050
Short-Term Securities
Money Market Funds — 46.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	36,930,256	36,948,721
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	50,000	50,000
Total Short-Term Securities — 46.3% (Cost: $36,998,239)		36,998,721
Total Investments — 146.2% (Cost: $90,658,033)		116,864,771
Liabilities in Excess of Other Assets — (46.2)%		(36,935,785)
Net Assets — 100.0%		$79,928,986

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Blockchain and Tech ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,977,477	$24,971,645 (a)	$—	$61	$(462)	$36,948,721	36,930,256	$69,488 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,000	20,000 (a)	—	—	—	50,000	50,000	2,023	—
				$61	$(462)	$36,998,721		$71,511	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$5,857	$—	$—	$—	$5,857
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$509	$—	$—	$—	$509
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$180,815
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$75,632,420	$4,233,630	$—	$79,866,050
Short-Term Securities
Money Market Funds	36,998,721	—	—	36,998,721
	$112,631,141	$4,233,630	$—	$116,864,771
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Emerging Markets Infrastructure ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 19.3%
Centrais Eletricas Brasileiras SA, ADR	49,262	$488,679
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	24,714	615,131
Cia Paranaense de Energia - Copel, ADR	14,047	137,661
Motiva Infraestrutura de Mobilidade SA	87,109	243,540
		1,485,011
China — 34.4%
Anhui Expressway Co. Ltd., Class H	36,000	52,916
Beijing Capital International Airport Co. Ltd., Class H(a)(b)	166,000	59,226
CGN Power Co. Ltd., Class H(c)	572,000	212,336
China Gas Holdings Ltd.	155,800	152,342
China Longyuan Power Group Corp. Ltd., Class H	179,000	190,974
China Merchants Port Holdings Co. Ltd.	104,000	194,717
China Oilfield Services Ltd., Class H	226,000	193,568
China Resources Power Holdings Co. Ltd.(b)	118,000	270,281
China Suntien Green Energy Corp. Ltd., Class H	230,000	125,611
Cosco Shipping Energy Transportation Co. Ltd., Class H(b)	162,000	187,773
COSCO Shipping Ports Ltd.	120,000	87,679
Guangdong Investment Ltd.	148,000	134,517
Huaneng Power International Inc., Class H	220,000	153,139
Jiangsu Expressway Co. Ltd., Class H	108,000	125,182
Kunlun Energy Co. Ltd.	206,000	183,994
Shenzhen International Holdings Ltd.	122,499	122,908
Sinopec Kantons Holdings Ltd.	124,000	70,111
Zhejiang Expressway Co. Ltd., Class H	144,000	133,046
		2,650,320
Mexico — 19.9%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,958	307,247
Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,099	735,052
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,512	488,875
		1,531,174
Qatar — 5.6%
Qatar Gas Transport Co. Ltd.	339,342	428,439
South Korea — 4.7%
Korea Electric Power Corp., ADR(b)	27,716	361,694
Thailand — 6.1%
Airports of Thailand PCL, NVDR	377,400	472,028
Security	Shares	Value
United Arab Emirates — 6.4%
ADNOC Drilling Co. PJSC	320,000	$490,492
Total Common Stocks — 96.4% (Cost: $6,435,370)		7,419,158
Preferred Stocks
Brazil — 2.8%
Cia Energetica de Minas Gerais, Preference Shares, ADR	102,814	216,937
Total Preferred Stocks — 2.8% (Cost: $167,008)		216,937
Total Long-Term Investments — 99.2% (Cost: $6,602,378)		7,636,095
Short-Term Securities
Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	572,165	572,451
Total Short-Term Securities — 7.4% (Cost: $572,451)		572,451
Total Investments — 106.6% (Cost: $7,174,829)		8,208,546
Liabilities in Excess of Other Assets — (6.6)%		(507,972)
Net Assets — 100.0%		$7,700,574

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$572,540 (a)	$—	$(89)	$—	$572,451	572,165	$1,282 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	30,000	—	(30,000)(a)	—	—	—	—	236	—
				$(89)	$—	$572,451		$1,518	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Emerging Markets Infrastructure ETF

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$12,343	$—	$—	$—	$12,343
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$61,675
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,133,250	$2,285,908	$—	$7,419,158
Preferred Stocks	216,937	—	—	216,937
Short-Term Securities
Money Market Funds	572,451	—	—	572,451
	$5,922,638	$2,285,908	$—	$8,208,546
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® Future Metaverse Tech and Communications ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components — 1.0%
GoerTek Inc., Class A	16,600	$87,879
Luxshare Precision Industry Co. Ltd., Class A	200	1,824
Sunny Optical Technology Group Co. Ltd.	100	1,160
		90,863
Entertainment — 28.4%
Cover Corp.(a)	27,400	338,138
Electronic Arts Inc.	2,228	449,387
Kakao Games Corp.(a)	7	78
Kingnet Network Co. Ltd., Class A	8,700	34,381
Krafton Inc.(a)	1,717	358,515
NetEase Inc.	300	9,112
Nintendo Co. Ltd.	200	17,304
ROBLOX Corp., Class A(a)	2,946	408,080
Take-Two Interactive Software Inc.(a)	1,513	390,899
Ubisoft Entertainment SA(a)	36,446	418,640
		2,424,534
Household Durables — 9.7%
Garmin Ltd.	1,679	413,403
Sony Group Corp.	14,400	413,953
		827,356
Insurance — 0.2%
Sony Financial Holdings Inc.(a)	14,400	15,969
Interactive Media & Services — 16.3%
Kuaishou Technology(b)	41,300	446,695
LY Corp.	300	963
Meta Platforms Inc., Class A	669	491,300
Snap Inc., Class A, NVS(a)	165	1,272
Tencent Holdings Ltd.	5,300	451,611
		1,391,841
Leisure Products — 0.0%
Sega Sammy Holdings Inc.	100	2,107
Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices Inc.(a)	319	51,611
Intel Corp.	792	26,572
Nvidia Corp.	1,506	280,989
Qualcomm Inc.	203	33,771
		392,943
Security	Shares	Value
Software — 36.9%
Autodesk Inc.(a)	1,153	$366,274
Bentley Systems Inc., Class B(c)	6,873	353,822
Cadence Design Systems Inc.(a)	1,120	393,411
Dassault Systemes SE	11,619	390,875
Microsoft Corp.	471	243,954
PTC Inc.(a)(c)	1,763	357,924
Synopsys Inc.(a)	662	326,624
Unity Software Inc.(a)	8,204	328,488
Zoom Video Communications Inc., Class A(a)	4,713	388,823
		3,150,195
Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.	914	232,732
Total Long-Term Investments — 99.8% (Cost: $6,046,554)		8,528,540
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	382,411	382,602
Total Short-Term Securities — 4.5% (Cost: $382,602)		382,602
Total Investments — 104.3% (Cost: $6,429,156)		8,911,142
Liabilities in Excess of Other Assets — (4.3)%		(367,449)
Net Assets — 100.0%		$8,543,693

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,508	$381,120 (a)	$—	$(26)	$—	$382,602	382,411	$1,405 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	131	—
				$(26)	$—	$382,602		$1,536	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Future Metaverse Tech and Communications ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	1	12/19/25	$12	$(56)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$56	$—	$—	$—	$56

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$682	$—	$—	$—	$682
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(56)	$—	$—	$—	$(56)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$6,139
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,555,305	$2,973,235	$—	$8,528,540
Short-Term Securities
Money Market Funds	382,602	—	—	382,602
	$5,937,907	$2,973,235	$—	$8,911,142
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® Future Metaverse Tech and Communications ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(56)	$—	$—	$(56)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
12

Schedule of Investments (unaudited)
September 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 9.4%
Abacus Storage King	40,404	$37,372
Amotiv Ltd.(a)	10,825	63,664
Arena REIT	34,284	87,930
AUB Group Ltd.	10,032	217,074
Aussie Broadband Ltd.	20,256	77,557
Bapcor Ltd.	26,952	56,410
Bega Cheese Ltd.	22,645	77,718
BWP Property Group Ltd.	47,964	117,956
Centuria Capital Group	58,692	85,657
Centuria Industrial REIT	55,128	127,256
Charter Hall Long Wale REIT	58,872	171,185
Charter Hall Retail REIT	49,008	133,588
Charter Hall Social Infrastructure REIT	31,512	70,646
Corporate Travel Management Ltd.	7,590	80,708
Credit Corp. Group Ltd.	5,736	57,959
Dexus Industria REIT	28,032	53,051
Elders Ltd.	16,248	80,100
Emerald Resources NL(b)	43,080	142,277
HomeCo Daily Needs REIT	156,828	140,624
Imdex Ltd.	41,455	92,162
Ingenia Communities Group	35,256	126,808
Integral Diagnostics Ltd.	27,468	49,770
IPH Ltd.	19,920	47,032
IRESS Ltd.	15,948	93,078
Judo Capital Holdings Ltd.(b)	85,416	99,120
Macquarie Technology Group Ltd.(b)	1,152	48,524
Monadelphous Group Ltd.	8,220	122,112
National Storage REIT	106,562	165,561
nib holdings Ltd.	41,724	204,398
Nine Entertainment Co. Holdings Ltd.	115,764	92,517
Nufarm Ltd./Australia(b)	30,075	45,516
Perenti Ltd.	69,543	129,276
Perseus Mining Ltd.	116,976	376,342
Regis Healthcare Ltd.(a)	12,732	50,885
Regis Resources Ltd.	60,624	239,516
Reliance Worldwide Corp. Ltd.	67,632	182,854
Ridley Corp. Ltd.	23,868	47,690
Sandfire Resources Ltd.(b)	39,252	370,245
Service Stream Ltd.	49,608	75,766
SmartGroup Corp. Ltd.	11,220	59,206
Super Retail Group Ltd.	13,380	143,942
Ventia Services Group Pty. Ltd.	69,804	235,913
Waypoint REIT Ltd.	56,177	100,280
		5,077,245
Austria — 1.6%
EVN AG	3,072	84,547
Palfinger AG	1,188	49,453
SBO AG	912	28,649
UNIQA Insurance Group AG	9,468	140,783
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,004	165,543
voestalpine AG	10,260	367,489
		836,464
Belgium — 1.5%
Aedifica SA	4,140	307,361
Barco NV	5,064	80,565
Colruyt Group NV	2,328	91,770
Deme Group NV	567	82,999
Montea NV	1,788	144,319
Shurgard Self Storage Ltd.	2,808	106,602
		813,616
Security	Shares	Value
Canada — 10.6%
Air Canada(b)	13,728	$173,215
B2Gold Corp.	108,804	537,883
Boardwalk Real Estate Investment Trust	3,516	174,651
Canadian Apartment Properties REIT	13,860	405,333
Centerra Gold Inc.	17,892	191,686
Dream Industrial REIT	24,540	219,180
Eldorado Gold Corp.(b)	17,628	509,068
Enghouse Systems Ltd.	3,816	57,389
Finning International Inc.	11,667	541,979
Granite Real Estate Investment Trust	5,363	297,996
H&R Real Estate Investment Trust	22,584	182,561
IGM Financial Inc.	6,864	249,860
Linamar Corp.	3,308	177,415
MEG Energy Corp.	21,996	443,808
OceanaGold Corp.	20,148	430,119
Onex Corp.	5,160	457,863
Paramount Resources Ltd., Class A	6,471	104,479
Russel Metals Inc.	4,836	144,833
Transcontinental Inc., Class A	6,396	90,400
West Fraser Timber Co. Ltd.	4,608	313,259
Westshore Terminals Investment Corp.	2,883	51,582
		5,754,559
Denmark — 2.1%
D/S Norden A/S	1,575	57,298
NKT A/S(b)	4,644	451,670
Scandinavian Tobacco Group A/S, Class A(c)	3,672	50,681
Schouw & Co. A/S	1,032	95,828
Sydbank A/S	4,392	353,071
TORM PLC, Class A	4,968	102,086
		1,110,634
Finland — 1.7%
Hiab OYJ, Class B	3,132	182,991
Kalmar OYJ, Class B	3,156	125,347
Konecranes OYJ	5,610	464,448
Outokumpu OYJ	28,080	128,399
		901,185
France — 2.0%
Alten SA	2,496	206,403
Aperam SA	3,660	119,468
Carmila SA	4,600	95,111
Derichebourg SA	7,051	43,750
Esso SA Francaise	192	22,920
Etablissements Maurel et Prom SA	4,620	26,633
Fnac Darty SA	852	29,266
Metropole Television SA	4,166	62,597
Opmobility	4,356	70,270
Rubis SCA	6,624	248,347
Television Francaise 1 SA	6,975	71,121
Vicat SACA	1,344	94,606
		1,090,492
Germany — 3.8%
1&1 AG	2,223	52,513
Aurubis AG	2,616	328,135
Befesa SA(c)	3,288	111,544
CANCOM SE	2,136	65,758
Duerr AG	4,236	99,767
flatexDEGIRO AG	6,678	219,382
Hornbach Holding AG & Co. KGaA	858	98,939
Indus Holding AG	1,591	40,639
K+S AG, Registered	15,360	208,631
Lanxess AG	7,116	177,183
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Norma Group SE	2,640	$44,429
TUI AG(b)	38,676	352,910
United Internet AG, Registered(d)	6,048	191,151
Wacker Neuson SE	2,400	62,174
		2,053,155
Hong Kong — 0.3%
Chow Sang Sang Holdings International Ltd.	36,000	63,974
CITIC Telecom International Holdings Ltd.	132,000	41,197
Luk Fook Holdings International Ltd.	24,000	76,875
		182,046
Ireland — 0.3%
COSMO Pharmaceuticals NV	672	54,908
Dalata Hotel Group PLC	15,588	117,127
		172,035
Israel — 1.2%
Cellcom Israel Ltd.(b)	9,312	92,812
Delta Galil Ltd.	960	50,461
Equital Ltd.(b)	1,956	86,085
Formula Systems 1985 Ltd.	828	115,114
Isracard Ltd.	16,632	67,185
Kenon Holdings Ltd.	1,680	75,255
Oil Refineries Ltd.	184,464	49,789
Partner Communications Co. Ltd.	10,646	101,842
		638,543
Italy — 4.7%
Anima Holding SpA(c)	2,024	14,761
Azimut Holding SpA	9,432	365,426
Banca Generali SpA	4,788	267,636
Banca Popolare di Sondrio SpA	7,467	116,878
BFF Bank SpA(b)(c)	15,480	198,880
Cementir Holding NV	3,536	59,075
Credito Emiliano SpA	6,552	105,774
Danieli & C Officine Meccaniche SpA	840	43,087
De' Longhi SpA	5,952	215,838
El.En. SpA	3,924	52,335
Enav SpA(c)	21,948	111,553
Fincantieri SpA(b)	7,992	210,107
Maire SpA	12,043	178,628
MARR SpA	2,628	28,460
Saipem SpA	110,880	320,982
Sanlorenzo SpA/Ameglia	1,188	49,159
Sesa SpA	612	62,365
Webuild SpA	40,332	167,902
		2,568,846
Japan — 22.4%
77 Bank Ltd. (The)	6,000	249,727
Ai Holdings Corp.	3,600	68,153
Aichi Financial Group Inc., NVS	3,600	75,701
Aida Engineering Ltd.	4,800	30,319
Aisan Industry Co. Ltd.	3,600	45,575
Alconix Corp.	2,400	34,293
Alpen Co. Ltd.	1,200	19,117
Anest Iwata Corp.	2,400	25,413
AOKI Holdings Inc.	2,400	28,820
Aoyama Trading Co. Ltd.	3,600	59,346
Arclands Corp.	4,800	63,205
Arcs Co. Ltd.	3,600	76,846
Arisawa Manufacturing Co. Ltd.	2,400	26,235
Artience Co. Ltd.	3,600	76,068
Asahi Yukizai Corp.	1,200	37,243
Axial Retailing Inc.	6,000	47,523
Security	Shares	Value
Japan (continued)
Belc Co. Ltd.	1,200	$62,672
Bell System24 Holdings Inc.	2,400	21,667
BML Inc.	2,400	59,985
Canon Electronics Inc.	1,200	22,124
Chiyoda Co. Ltd.	2,400	19,494
Chiyoda Corp.(b)	14,400	38,264
Chugoku Marine Paints Ltd.	3,600	87,198
Chuo Spring Co. Ltd.	1,200	26,439
Citizen Watch Co. Ltd.	19,200	130,151
Daido Metal Co. Ltd.	3,600	24,068
Daiichikosho Co. Ltd.	6,000	67,863
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,200	31,621
Daishi Hokuetsu Financial Group Inc.	21,600	208,989
DCM Holdings Co. Ltd.	8,400	90,983
Doutor Nichires Holdings Co. Ltd.	2,400	42,677
DyDo Group Holdings Inc.	1,200	20,410
Eagle Industry Co. Ltd.	2,400	42,519
EDION Corp.	7,200	105,343
Eizo Corp.	2,400	35,477
eRex Co. Ltd.	3,600	17,893
ESPEC Corp.	1,200	27,875
Exedy Corp.	2,400	84,292
FCC Co. Ltd.	2,400	52,085
Fudo Tetra Corp.	1,200	21,719
Fuji Co. Ltd./Ehime	2,400	32,765
Fuji Corp./Aichi	7,200	131,140
Fuji Seal International Inc.	3,600	69,170
Fujibo Holdings Inc.	400	17,529
Fukuyama Transporting Co. Ltd.	2,400	59,671
Furukawa Co. Ltd.	2,400	46,571
Fuso Chemical Co. Ltd.	1,200	39,698
Futaba Industrial Co. Ltd.	4,800	31,155
Glory Ltd.	4,800	118,741
GMO Financial Holdings Inc.(a)	2,400	15,861
Godo Steel Ltd.	1,200	32,267
G-Tekt Corp.	1,200	16,073
Gunze Ltd.	2,400	61,306
Hakuto Co. Ltd.	1,200	31,372
Hamakyorex Co. Ltd.	4,800	50,878
Hanwa Co. Ltd.	2,400	102,061
Heiwado Co. Ltd.	2,400	47,132
Hisaka Works Ltd.	2,400	21,866
Hochiki Corp.	1,200	31,785
Hokkoku Financial Holdings Inc.	12,000	55,632
Hosokawa Micron Corp.	1,200	47,145
Hyakugo Bank Ltd. (The)	19,200	118,130
Inabata & Co. Ltd.	3,600	84,889
Inui Global Logistics Co. Ltd.	2,300	25,454
Iriso Electronics Co. Ltd.	1,200	23,921
Iseki & Co. Ltd.	1,200	18,231
Ishihara Sangyo Kaisha Ltd.	2,400	37,543
Itochu Enex Co. Ltd.	3,600	48,106
JAFCO Group Co. Ltd.	4,800	83,914
Japan Wool Textile Co. Ltd. (The)	4,800	53,977
Joshin Denki Co. Ltd.	1,200	20,852
Joyful Honda Co. Ltd.	4,800	70,573
Juroku Financial Group Inc.	2,400	89,276
Kaga Electronics Co. Ltd.	3,600	86,122
Kaken Pharmaceutical Co. Ltd.	2,400	59,303
Kameda Seika Co. Ltd.	1,200	33,505
Kamei Corp.	1,200	23,415
Kanamoto Co. Ltd.	2,400	58,381
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kanematsu Corp.	7,200	$151,660
Kato Sangyo Co. Ltd.	2,400	94,421
Kawada Technologies Inc.	1,200	32,223
Keiyo Bank Ltd. (The)	9,600	82,136
KH Neochem Co. Ltd.	2,400	45,187
Kitz Corp.	6,000	68,405
Kiyo Bank Ltd. (The)	4,800	94,842
Koa Corp.	3,600	28,430
Kohnan Shoji Co. Ltd.	1,200	34,177
Kojima Co. Ltd.	2,400	18,310
Komeri Co. Ltd.	2,400	53,505
Komori Corp.	3,600	36,938
Konoike Transport Co. Ltd.	2,400	53,123
KPP Group Holdings Co. Ltd.	3,600	19,214
Krosaki Harima Corp.	1,200	33,451
Kumiai Chemical Industry Co. Ltd.	7,200	40,264
Kurabo Industries Ltd.	1,200	57,210
Kureha Corp.	3,600	92,940
KYB Corp.	3,600	95,422
Kyoei Steel Ltd.	1,200	18,587
Kyorin Pharmaceutical Co. Ltd.	3,600	36,052
Life Corp.	3,600	61,421
Mandom Corp.(a)	3,600	54,242
Mars Group Holdings Corp.	1,200	24,864
Maruzen Showa Unyu Co. Ltd.	1,200	56,327
Matsuda Sangyo Co. Ltd.	1,200	33,973
Maxell Ltd.	3,600	51,889
MCJ Co. Ltd.	4,800	44,561
Megmilk Snow Brand Co. Ltd.	4,800	96,089
Mirait One Corp.	7,200	140,359
Mitsubishi Estate Logistics REIT Investment Corp.	108	88,893
Mitsuboshi Belting Ltd.	2,400	60,054
Mitsui DM Sugar Co. Ltd.	1,200	25,943
Musashino Bank Ltd. (The)	2,400	65,571
Nakayama Steel Works Ltd.	2,400	10,380
Nanto Bank Ltd. (The)	2,400	82,428
Nichicon Corp.	4,800	47,994
Nichiha Corp.	2,400	44,649
Nihon Nohyaku Co. Ltd.	3,600	24,417
Nihon Parkerizing Co. Ltd.	8,400	77,681
Nikkiso Co. Ltd.	4,800	48,017
Nippn Corp., New	4,800	75,186
Nippon Carbon Co. Ltd.	1,200	35,267
Nippon Light Metal Holdings Co. Ltd.	4,800	68,085
Nippon Signal Co. Ltd.	3,600	29,620
Nippon Soda Co. Ltd.	3,600	83,906
Nippon Yakin Kogyo Co. Ltd.	1,200	34,672
Nishi-Nippon Financial Holdings Inc.	10,800	182,677
Nishio Holdings Co. Ltd.	1,200	34,785
Nissei ASB Machine Co. Ltd.	500	24,249
Nisshin Oillio Group Ltd. (The)	2,600	91,363
Nisshinbo Holdings Inc.	12,000	92,325
Nissui Corp.	24,000	169,101
Nittetsu Mining Co. Ltd.	6,000	80,878
Nitto Kogyo Corp.	2,400	58,645
Nojima Corp.	4,800	131,522
Noritake Co. Ltd.	2,400	76,618
Noritsu Koki Co. Ltd.	4,800	57,168
Noritz Corp.	2,400	32,543
NPR-RIKEN Corp., NVS	2,400	49,846
NS United Kaiun Kaisha Ltd.	400	13,695
Oki Electric Industry Co. Ltd.	7,200	78,383
Security	Shares	Value
Japan (continued)
Okinawa Financial Group Inc.	1,200	$31,290
Okura Industrial Co. Ltd.	200	7,379
Optex Group Co. Ltd.	3,600	51,231
Oriental Shiraishi Corp.	9,600	27,651
Osaka Organic Chemical Industry Ltd.	1,200	25,226
Osaki Electric Co. Ltd.	3,600	31,133
Pacific Metals Co. Ltd.	1,200	16,144
Pack Corp. (The)	3,600	29,256
Prima Meat Packers Ltd.	2,400	38,202
Qol Holdings Co. Ltd.	2,300	31,231
Riken Vitamin Co. Ltd.	1,200	23,609
S Foods Inc.	1,200	22,035
Sakai Chemical Industry Co. Ltd.	1,200	23,070
Sakata INX Corp.	3,600	56,550
San-In Godo Bank Ltd. (The)	12,000	111,250
Sanshin Electronics Co. Ltd.	1,200	23,121
Sanyo Chemical Industries Ltd.	1,200	33,416
Sanyo Denki Co. Ltd.	1,500	35,719
Sato Corp.	2,400	36,777
SBS Holdings Inc.	1,200	29,688
Seika Corp.	1,200	16,037
Seiko Group Corp.	2,400	106,045
Seiren Co. Ltd.	4,800	99,002
Senshu Electric Co. Ltd.	1,200	35,745
Senshu Ikeda Holdings Inc.	20,400	89,196
Shiga Bank Ltd. (The)	3,600	164,637
Shikoku Kasei Holdings Corp.	2,400	36,230
Shinmaywa Industries Ltd.	4,800	60,024
Sodick Co. Ltd.	3,600	22,123
Star Micronics Co. Ltd.	2,400	27,124
Starts Corp. Inc.	2,400	82,372
Starzen Co. Ltd.	3,600	29,228
Sumitomo Osaka Cement Co. Ltd.	2,400	63,051
Sumitomo Riko Co. Ltd.	3,600	53,614
Sumitomo Seika Chemicals Co. Ltd.	1,200	38,553
Sumitomo Warehouse Co. Ltd. (The)	4,800	101,000
Suruga Bank Ltd.	12,000	124,708
Tachi-S Co. Ltd.	2,400	31,895
Tadano Ltd.	10,800	76,058
Takara Standard Co. Ltd.	4,800	84,710
Takasago International Corp.	6,000	65,532
Tamura Corp.	6,000	19,892
Toagosei Co. Ltd.	7,200	73,343
Toenec Corp.	3,600	34,011
Toho Bank Ltd. (The)	19,200	60,215
TOKAI Holdings Corp.	9,600	67,550
Tokai Rika Co. Ltd.	4,800	86,665
Token Corp.	300	30,190
Tokyo Electron Device Ltd.	1,200	24,126
Tokyo Kiraboshi Financial Group Inc.	2,400	116,627
Tokyotokeiba Co. Ltd.	1,200	43,665
Tokyu Construction Co. Ltd.	7,200	54,402
Tomoku Co. Ltd.	1,200	27,559
TOMONY Holdings Inc.	14,400	65,296
Topy Industries Ltd.	1,200	23,018
Toshiba TEC Corp.	2,400	49,092
TPR Co. Ltd.	4,800	39,449
Transcosmos Inc.	2,400	59,847
Trusco Nakayama Corp.	3,600	58,017
Tsubakimoto Chain Co.	8,400	121,893
Tsugami Corp.	3,600	57,878
Tsukishima Holdings Co. Ltd.	2,400	47,650
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
TV Asahi Holdings Corp.	2,400	$54,342
Tv Tokyo Holdings Corp.	100	3,334
UACJ Corp.	14,400	156,258
United Arrows Ltd.	2,400	33,930
United Super Markets Holdings Inc.	6,066	39,542
Valor Holdings Co. Ltd.	3,600	70,743
Wakita & Co. Ltd.	3,600	45,130
Warabeya Nichiyo Holdings Co. Ltd.	1,200	23,961
Yamae Group Holdings Co. Ltd.	1,200	23,017
Yamazen Corp.	3,600	33,942
Yellow Hat Ltd.	6,000	68,523
Yodogawa Steel Works Ltd.	10,800	94,792
Yuasa Trading Co. Ltd.	1,200	41,056
Yurtec Corp.	3,600	65,628
Zenrin Co. Ltd.	2,400	17,376
		12,150,406
Netherlands — 2.3%
Allfunds Group PLC	31,824	237,540
Brunel International NV(a)	1,680	16,088
Eurocommercial Properties NV	3,636	114,124
Koninklijke BAM Groep NV	22,764	215,562
NSI NV	1,278	32,001
OCI NV	8,598	39,848
Signify NV(c)	10,956	288,144
Sligro Food Group NV	1,956	24,265
TKH Group NV	3,024	130,883
Van Lanschot Kempen NV	2,808	167,862
		1,266,317
New Zealand — 0.5%
Goodman Property Trust	82,188	101,491
Kiwi Property Group Ltd.	122,316	74,813
Summerset Group Holdings Ltd.(a)	18,301	113,315
		289,619
Norway — 2.1%
Aker Solutions ASA	21,972	66,019
Austevoll Seafood ASA	7,284	69,494
BW LPG Ltd.(a)(c)	7,788	111,967
DNO ASA	68,547	105,137
Elkem ASA(c)	23,696	62,440
SpareBank 1 SMN	10,287	199,812
Subsea 7 SA	19,512	404,868
Wallenius Wilhelmsen ASA	8,916	79,359
Wilh Wilhelmsen Holding ASA, Class A	930	47,155
		1,146,251
Poland — 0.9%
Cyfrowy Polsat SA(b)	13,068	50,047
PGE Polska Grupa Energetyczna SA(b)	73,872	218,412
Tauron Polska Energia SA(b)	90,789	227,229
		495,688
Portugal — 0.3%
NOS SGPS SA	15,804	72,327
Sonae SGPS SA	67,060	105,343
		177,670
Singapore — 1.2%
Capitaland India Trust(a)	85,200	79,259
Digital Core REIT Management Pte. Ltd.	74,400	35,352
First Resources Ltd.	36,000	46,912
Frasers Centrepoint Trust	109,232	196,506
Golden Agri-Resources Ltd.(a)	530,400	121,194
iFAST Corp. Ltd.	19,200	132,139
Security	Shares	Value
Singapore (continued)
Nanofilm Technologies International Ltd.	25,200	$15,069
Singapore Post Ltd.(a)	126,000	41,067
		667,498
Spain — 2.2%
Acerinox SA	20,172	264,943
Atresmedia Corp. de Medios de Comunicacion SA	7,548	49,709
Construcciones y Auxiliar de Ferrocarriles SA	1,466	90,880
Global Dominion Access SA(c)	7,560	29,111
Inmobiliaria Colonial SOCIMI SA	31,080	203,349
Neinor Homes SA(c)	2,904	59,270
Unicaja Banco SA(c)	98,449	270,905
Vidrala SA	1,841	194,979
		1,163,146
Sweden — 6.8%
AddLife AB, Class B	9,684	183,317
Avanza Bank Holding AB	11,304	419,756
Betsson AB, Class B	9,042	149,660
Boozt AB(b)(c)	5,436	55,951
Bravida Holding AB(c)	17,448	170,315
Bufab AB	11,460	107,819
Bure Equity AB	4,644	137,156
Catena AB	3,660	166,690
Clas Ohlson AB, Class B	3,156	124,062
Cloetta AB, Class B	15,048	54,299
Elekta AB, Class B	29,832	151,100
Hufvudstaden AB, Class A	8,796	118,595
Kinnevik AB, Class B(b)	20,784	185,093
Loomis AB, Class B	5,952	254,365
MEKO AB	3,228	27,828
Modern Times Group MTG AB, Class B(b)	8,544	100,134
NCC AB, Class B	7,200	165,555
Nolato AB, Class B	16,944	106,271
Nordnet AB publ	17,172	499,149
Peab AB, Class B	13,776	112,191
Ratos AB, Class B	16,827	66,045
Systemair AB	8,412	70,044
Thule Group AB(c)	9,276	228,247
		3,653,642
Switzerland — 5.7%
Autoneum Holding AG	192	37,997
Basilea Pharmaceutica Ag Allschwil, Registered(b)	1,056	63,143
Bucher Industries AG, Registered	576	274,673
Cembra Money Bank AG	2,556	294,169
dormakaba Holding AG	264	243,234
EFG International AG	12,732	259,992
Galenica AG(c)	4,284	466,349
Huber + Suhner AG, Registered	1,250	214,860
Implenia AG, Registered	1,248	105,214
Komax Holding AG, Registered(b)	336	29,461
Landis+Gyr Group AG	2,232	181,233
Montana Aerospace AG(b)(c)	2,304	80,692
St. Galler Kantonalbank AG, Class A, Registered	228	145,575
Sulzer AG, Registered	1,476	251,603
Valiant Holding AG, Registered	1,344	218,002
Vontobel Holding AG, Registered	2,283	172,245
Zehnder Group AG, Registered	768	66,795
		3,105,237
United Kingdom — 14.7%
Aberdeen Group PLC	156,180	415,737
Ashmore Group PLC	38,784	92,950
Bakkavor Group PLC(c)	14,808	42,420
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Developed Small Cap Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Balfour Beatty PLC	43,141	$376,707
Clarkson PLC	2,412	119,382
CMC Markets PLC(c)	8,592	27,675
Currys PLC	87,936	165,216
Derwent London PLC	9,144	215,046
Drax Group PLC	30,528	287,912
easyJet PLC	32,208	201,377
Firstgroup PLC	48,408	146,874
Great Portland Estates PLC	33,360	143,209
Greencore Group PLC	37,512	115,278
Harbour Energy PLC	48,764	136,636
Hilton Food Group PLC	6,644	59,689
IG Group Holdings PLC	29,093	421,960
Inchcape PLC	31,356	292,146
IntegraFin Holdings PLC	21,432	100,443
Ithaca Energy PLC	14,894	39,522
ITV PLC	290,328	313,286
Johnson Matthey PLC	14,556	394,361
Jupiter Fund Management PLC	37,740	73,089
Keller Group PLC	5,886	119,777
Lancashire Holdings Ltd.	20,640	187,615
Lion Finance Group PLC	2,789	287,636
LondonMetric Property PLC	191,313	468,723
Marshalls PLC	19,620	47,708
Morgan Advanced Materials PLC	23,724	70,194
Ninety One PLC	21,588	59,041
OSB Group PLC	31,512	241,012
Petershill Partners PLC(c)	18,500	76,384
Pets at Home Group PLC	38,844	107,257
Picton Property Income Ltd.	44,484	46,964
Playtech PLC	19,728	97,904
Premier Foods PLC	56,016	144,645
Rank Group PLC	15,996	29,817
Rathbones Group PLC	4,814	118,536
Safestore Holdings PLC	18,348	162,369
Serco Group PLC	85,956	273,746
Shaftesbury Capital PLC	127,884	244,613
Supermarket Income REIT PLC	104,316	110,219
Tate & Lyle PLC	31,116	188,266
TBC Bank Group PLC	4,608	282,063
TP ICAP Group PLC	65,100	241,874
Security	Shares	Value
United Kingdom (continued)
Vesuvius PLC	16,049	$80,725
Zigup PLC	17,312	75,902
		7,943,905
Total Common Stocks — 98.3% (Cost: $48,549,942)		53,258,199
Preferred Stocks
Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	744	55,378
Total Preferred Stocks — 0.1% (Cost: $54,486)		55,378
Total Long-Term Investments — 98.4% (Cost: $48,604,428)		53,313,577
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(e)(f)(g)	454,660	454,887
Total Short-Term Securities — 0.8% (Cost: $454,887)		454,887
Total Investments — 99.2% (Cost: $49,059,315)		53,768,464
Other Assets Less Liabilities — 0.8%		408,767
Net Assets — 100.0%		$54,177,231

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$635,607	$—	$(180,693)(a)	$(57)	$30	$454,887	454,660	$1,667 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0 (a)	—	—	—	—	—	754	—
				$(57)	$30	$454,887		$2,421	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Developed Small Cap Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	8	12/11/25	$169	$159
Mini S&P/TSE 60 Index	4	12/18/25	255	4,166
STOXX Europe 600 Index	13	12/19/25	427	2,171
				$6,496
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$6,496	$—	$—	$—	$6,496

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$54,591	$—	$—	$—	$54,591
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$9,289	$—	$—	$—	$9,289
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$675,093
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,572,775	$44,685,424	$—	$53,258,199
Preferred Stocks	—	55,378	—	55,378
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Developed Small Cap Value Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$454,887	$—	$—	$454,887
	$9,027,662	$44,740,802	$—	$53,768,464
Derivative Financial Instruments(a)
Assets
Equity Contracts	$6,337	$159	$—	$6,496

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
September 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
AUB Group Ltd.	24,028	$519,922
CAR Group Ltd.	64,137	1,559,861
Computershare Ltd.	125,617	3,018,054
CSL Ltd.	86,000	11,312,971
HUB24 Ltd.	2,928	195,226
Netwealth Group Ltd.	8,423	163,878
Northern Star Resources Ltd.	319,123	4,983,203
Pro Medicus Ltd.(a)	794	161,655
Steadfast Group Ltd.	272,322	1,067,217
Supply Network Ltd.	2,980	67,098
Technology One Ltd.	16,652	423,933
		23,473,018
Austria — 0.0%
Telekom Austria AG, Class A	33,019	352,770
Belgium — 0.3%
Elia Group SA, Class B	7,814	902,760
Lotus Bakeries NV	30	283,071
UCB SA	7,125	1,988,836
		3,174,667
Brazil — 0.3%
Localiza Rent a Car SA	415,410	3,079,135
WEG SA	163,068	1,121,078
		4,200,213
Canada — 20.3%
Agnico Eagle Mines Ltd.	43,225	7,280,262
Alimentation Couche-Tard Inc.	59,717	3,186,022
Atco Ltd., Class I, NVS	24,367	882,093
Brookfield Asset Management Ltd., Class A	95,170	5,416,012
Canadian Imperial Bank of Commerce	270,949	21,651,389
Canadian National Railway Co.	117,117	11,044,359
Canadian Natural Resources Ltd.	908,018	29,034,132
Canadian Tire Corp. Ltd., Class A, NVS	17,401	2,071,440
CCL Industries Inc., Class B, NVS	17,700	997,620
Cogeco Communications Inc.	3,909	179,651
Dollarama Inc.	4,807	633,956
Empire Co. Ltd., NVS	15,142	543,467
Enghouse Systems Ltd.	19,329	290,692
EQB Inc.	4,457	297,838
Finning International Inc.	22,893	1,063,471
FirstService Corp.	1,878	357,814
Fortis Inc./Canada	150,359	7,626,530
Franco-Nevada Corp.	11,389	2,535,008
George Weston Ltd.	16,482	1,005,358
Great-West Lifeco Inc.	98,953	4,015,855
Hydro One Ltd.(b)	66,992	2,389,993
iA Financial Corp. Inc.	18,477	2,100,751
Imperial Oil Ltd.	27,769	2,517,906
Intact Financial Corp.	26,779	5,210,139
Loblaw Companies Ltd.	43,881	1,697,287
Magna International Inc.	92,052	4,361,507
Manulife Financial Corp.	567,666	17,686,281
Maple Leaf Foods Inc.	15,669	405,433
Metro Inc./CN	26,402	1,773,223
North West Co. Inc. (The)	12,387	425,628
Open Text Corp.	68,176	2,548,333
Parkland Corp.	40,460	1,119,286
Power Corp. of Canada	180,315	7,802,378
Premium Brands Holdings Corp., Class A	13,114	880,580
RB Global Inc.	15,225	1,649,074
Security	Shares	Value
Canada (continued)
Royal Bank of Canada	207,197	$30,538,369
Saputo Inc.	46,383	1,126,497
Stantec Inc.	5,186	559,292
Stella-Jones Inc.	5,640	321,817
Sun Life Financial Inc.	197,125	11,837,132
TFI International Inc.	11,992	1,055,386
TMX Group Ltd.	34,017	1,301,333
Toromont Industries Ltd.	9,207	1,022,250
Toronto-Dominion Bank (The)	390,700	31,240,279
Tourmaline Oil Corp.	88,453	3,814,722
TransAlta Corp.	36,421	497,495
Waste Connections Inc.	15,165	2,665,998
Wheaton Precious Metals Corp.	22,883	2,560,752
		241,222,090
China — 3.4%
Apeloa Pharmaceutical Co. Ltd., Class A	11,100	25,581
Bank of Chengdu Co. Ltd., Class A	128,500	311,308
Bank of Communications Co. Ltd., Class A	723,500	682,433
China Coal Energy Co. Ltd., Class A	116,000	184,941
China Coal Xinji Energy Co. Ltd., Class A	40,800	35,691
China Communications Services Corp. Ltd., Class H	1,092,000	644,788
China Construction Bank Corp., Class A	640,200	773,892
China Merchants Bank Co. Ltd., Class A	656,300	3,726,971
China Merchants Bank Co. Ltd., Class H	1,581,500	9,465,239
China Merchants Energy Shipping Co. Ltd., Class A	177,200	220,749
China National Nuclear Power Co. Ltd., Class A	275,600	337,041
China Overseas Property Holdings Ltd.	370,000	239,656
China Railway Group Ltd., Class A	488,800	378,391
China Tower Corp. Ltd., Class H(b)	1,568,100	2,311,595
CSPC Pharmaceutical Group Ltd.	1,600,000	1,927,261
ENN Energy Holdings Ltd.	308,700	2,545,484
Flat Glass Group Co. Ltd., Class A	33,600	81,583
Flat Glass Group Co. Ltd., Class H(a)	46,000	67,192
Foxconn Industrial Internet Co. Ltd., Class A	91,300	851,351
Guangdong Construction Engineering Group Co. Ltd., Class A	140,800	75,402
Haier Smart Home Co. Ltd., Class A	851,400	2,762,111
Henan Lingrui Pharmaceutical Co., Class A	12,800	39,486
Huaxia Bank Co. Ltd., Class A	655,000	605,091
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	182,700	700,261
Jiangsu King's Luck Brewery JSC Ltd., Class A	19,400	107,119
Kweichow Moutai Co. Ltd., Class A	29,100	5,906,077
Lao Feng Xiang Co. Ltd., Class A	7,900	55,557
Luzhou Laojiao Co. Ltd., Class A	42,300	784,477
NAURA Technology Group Co. Ltd., Class A	1,080	68,719
Offshore Oil Engineering Co. Ltd., Class A	74,100	55,103
Oppein Home Group Inc., Class A	15,400	115,330
Shede Spirits Co. Ltd., Class A	1,800	15,269
State Grid Information & Communication Co. Ltd., Class A	19,500	48,402
Tian Di Science & Technology Co. Ltd., Class A	119,100	99,180
Tsingtao Brewery Co. Ltd., Class A	14,600	135,202
Tsingtao Brewery Co. Ltd., Class H	260,000	1,769,185
Wuliangye Yibin Co. Ltd., Class A	116,600	1,991,014
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	6,600	182,274
		40,326,406
Colombia — 0.0%
Grupo Argos SA	115,083	520,748
Denmark — 3.0%
DSV A/S	9,046	1,807,124
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Novo Nordisk A/S, Class B	599,988	$33,408,306
		35,215,430
Finland — 0.3%
Fiskars OYJ Abp	19,543	280,327
Harvia OYJ	2,258	91,501
Huhtamaki OYJ	27,166	942,671
Revenio Group OYJ	2,657	72,236
Valmet OYJ	51,207	1,706,096
		3,092,831
France — 6.4%
Air Liquide SA	96,109	20,024,952
Sanofi SA	344,657	32,636,936
Schneider Electric SE	83,785	23,583,155
		76,245,043
Germany — 4.4%
Atoss Software SE	1,692	218,853
Bechtle AG(a)	13,724	634,444
Brenntag SE	43,562	2,610,349
Deutsche Boerse AG	26,418	7,074,504
DWS Group GmbH & Co. KGaA(b)	11,146	700,016
E.ON SE	711,425	13,400,028
FUCHS SE	9,362	335,494
Nemetschek SE	2,774	362,012
SAP SE	93,814	25,120,327
Symrise AG, Class A	16,287	1,416,485
		51,872,512
Hong Kong — 2.0%
AIA Group Ltd.	2,262,400	21,682,757
CK Infrastructure Holdings Ltd.	272,500	1,787,832
United Laboratories International Holdings Ltd. (The)	256,000	495,457
		23,966,046
India — 3.0%
Asian Paints Ltd.	64,971	1,719,433
Berger Paints India Ltd.	19,112	110,820
Bharat Electronics Ltd.	207,640	945,144
CRISIL Ltd.	1,884	94,140
Grindwell Norton Ltd.	5,845	104,552
HDFC Asset Management Co. Ltd.(b)	14,377	895,684
Honeywell Automation India Ltd.	55	22,374
Infosys Ltd.	1,106,982	18,004,483
ITC Ltd.	949,067	4,290,156
KEI Industries Ltd.	424	19,391
KPIT Technologies Ltd.	9,346	115,626
LTIMindtree Ltd.(b)	10,720	623,521
Mphasis Ltd.	20,712	620,952
NHPC Ltd., NVS	713,966	694,427
Persistent Systems Ltd., NVS	6,860	373,308
Pidilite Industries Ltd.	44,880	741,839
Polycab India Ltd.	3,195	262,162
Reliance Industries Ltd.	260,908	4,007,495
Schaeffler India Ltd.	2,063	97,745
Sun Pharmaceutical Industries Ltd.	104,507	1,881,320
Supreme Industries Ltd.	3,930	186,921
Tata Elxsi Ltd.	4,443	261,632
ZF Commercial Vehicle Control Systems India Ltd.	20	2,907
		36,076,032
Indonesia — 0.8%
Bank Central Asia Tbk PT	19,227,200	8,805,294
Medikaloka Hermina Tbk PT	507,000	51,214
Security	Shares	Value
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	2,453,500	$284,450
		9,140,958
Ireland — 0.2%
Glanbia PLC	47,816	787,990
Kerry Group PLC, Class A	21,142	1,908,651
		2,696,641
Italy — 4.3%
Buzzi SpA	10,196	561,850
DiaSorin SpA	2,949	261,992
Enel SpA	3,402,468	32,243,625
Interpump Group SpA	6,722	308,995
Iren SpA	278,935	864,236
Italgas SpA	276,701	2,548,915
Recordati Industria Chimica e Farmaceutica SpA	20,470	1,249,386
Snam SpA	1,087,004	6,526,622
Terna - Rete Elettrica Nazionale	587,669	5,963,951
		50,529,572
Japan — 19.7%
Aica Kogyo Co. Ltd.	15,600	392,447
Air Water Inc.	49,000	841,696
Alfresa Holdings Corp.	40,900	585,512
Arata Corp.	6,900	144,792
ASKUL Corp.	5,700	60,372
Azbil Corp.	71,600	678,884
Bandai Namco Holdings Inc.	24,000	798,516
BayCurrent Inc.	11,800	693,450
Belc Co. Ltd.	1,400	73,117
Chiba Bank Ltd. (The)	151,400	1,587,043
Cosmos Pharmaceutical Corp.	2,500	146,084
CyberAgent Inc.	30,700	368,513
Daiichi Sankyo Co. Ltd.	245,600	5,526,048
DCM Holdings Co. Ltd.	29,800	322,773
Dentsu Soken Inc.	3,000	131,554
Dexerials Corp.	33,200	509,099
DTS Corp.	27,600	244,183
Elecom Co. Ltd.	7,800	97,135
EXEO Group Inc.	46,000	665,642
FUJIFILM Holdings Corp.	173,600	4,317,135
Fujimi Inc.	17,200	251,110
Fujitsu Ltd.	110,800	2,599,182
Funai Soken Holdings Inc.	10,200	177,974
Future Corp.	7,400	116,114
Goldwin Inc.	15,600	265,386
Heiwa Real Estate Co. Ltd.	9,900	158,020
Hitachi Ltd.	407,000	10,782,678
Hogy Medical Co. Ltd.	2,800	101,674
Hokuetsu Corp.(a)	23,100	155,434
Hulic Co. Ltd.	160,300	1,755,980
Inpex Corp.	250,900	4,517,621
Internet Initiative Japan Inc.	11,800	208,832
Ise Chemicals Corp.	200	38,105
Japan Elevator Service Holdings Co. Ltd.	8,400	106,620
Joyful Honda Co. Ltd.	9,800	144,087
Kagome Co. Ltd.	10,700	208,210
Kameda Seika Co. Ltd.	2,700	75,386
Kandenko Co. Ltd.	17,700	485,264
Kao Corp.	84,100	3,665,165
Katitas Co. Ltd.	8,300	157,204
KeePer Technical Laboratory Co. Ltd.(a)	600	15,161
Kobayashi Pharmaceutical Co. Ltd.	7,800	282,876
Kohnan Shoji Co. Ltd.	3,900	111,074
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kokuyo Co. Ltd.	69,800	$415,702
Komeri Co. Ltd.	4,200	93,634
Kubota Corp.	252,200	3,168,743
Kurita Water Industries Ltd.	14,800	503,913
Kusuri no Aoki Holdings Co. Ltd.	1,000	27,064
Kyowa Kirin Co. Ltd.	43,400	678,449
Lasertec Corp.	13,700	1,874,227
Life Corp.	7,300	124,548
M3 Inc.	31,800	514,788
Mani Inc.	21,000	180,725
Maruwa Co. Ltd./Aichi	200	52,241
Maruzen Showa Unyu Co. Ltd.	3,300	154,900
Max Co. Ltd.	5,400	205,439
MCJ Co. Ltd.	18,900	175,460
Medipal Holdings Corp.	38,800	667,567
Mitsubishi Corp.	894,200	21,317,182
Mitsubishi UFJ Financial Group Inc.	1,856,800	29,952,726
Monex Group Inc.	57,300	322,829
Monogatari Corp. (The)	2,400	69,173
MonotaRO Co. Ltd.	20,100	291,827
Morinaga & Co. Ltd./Japan	13,600	241,015
MS&AD Insurance Group Holdings Inc.	326,600	7,396,159
Murata Manufacturing Co. Ltd.	340,200	6,458,374
NEC Corp.	65,000	2,080,591
Nichias Corp.	9,800	368,131
Nichirei Corp.	53,000	622,272
Nippon Gas Co. Ltd.	27,500	514,323
Nippon Sanso Holdings Corp.	14,600	517,069
Nippon Shinyaku Co. Ltd.	17,000	384,020
Nishimatsuya Chain Co. Ltd.	3,900	56,360
Nishio Holdings Co. Ltd.	4,700	136,242
Nisshin Seifun Group Inc.	59,900	735,402
Nissui Corp.	65,800	463,619
Nitto Denko Corp.	90,700	2,150,019
Nohmi Bosai Ltd.	3,800	96,783
Nomura Micro Science Co. Ltd.	5,200	115,274
Nomura Real Estate Holdings Inc.	156,600	997,949
Nomura Research Institute Ltd.	37,600	1,443,541
NTT Inc.	7,306,000	7,637,112
Obic Co. Ltd.	34,000	1,185,015
Okinawa Cellular Telephone Co.	8,800	155,389
Olympus Corp.	98,000	1,239,016
Open House Group Co. Ltd.	12,500	646,788
Oracle Corp./Japan	3,400	347,151
Organo Corp.	2,800	214,513
PALTAC Corp.	6,300	197,117
Pan Pacific International Holdings Corp.	137,000	902,000
Pilot Corp.	8,100	262,479
Raito Kogyo Co. Ltd.	12,100	263,799
Rinnai Corp.	18,800	445,247
Rohto Pharmaceutical Co. Ltd.	23,800	400,718
S Foods Inc.	6,000	110,177
SBS Holdings Inc.	4,600	113,806
SCSK Corp.	20,200	604,650
Sekisui House Ltd.	211,000	4,798,684
Seven & i Holdings Co. Ltd.	413,500	5,548,513
Shimamura Co. Ltd.	7,300	488,118
Shimano Inc.	12,600	1,408,157
Shin-Etsu Polymer Co. Ltd.	8,200	105,910
Shionogi & Co. Ltd.	157,800	2,780,413
Ship Healthcare Holdings Inc.	19,500	301,489
SHO-BOND Holdings Co. Ltd.	11,400	374,854
Security	Shares	Value
Japan (continued)
Shoei Co. Ltd.	18,300	$217,403
SMS Co. Ltd.	7,900	83,256
Sompo Holdings Inc.	210,500	6,507,720
Sony Financial Holdings Inc.(c)	234,400	259,943
Sony Group Corp.	234,400	6,738,227
Sumitomo Mitsui Financial Group Inc.	941,500	26,487,086
Sumitomo Realty & Development Co. Ltd.	42,400	1,870,238
Sundrug Co. Ltd.	16,500	483,893
Takeuchi Manufacturing Co. Ltd.	10,000	349,599
TDK Corp.	222,700	3,224,875
Terumo Corp.	115,500	1,905,347
TIS Inc.	28,100	926,882
Toagosei Co. Ltd.	34,800	354,494
Tokio Marine Holdings Inc.	411,400	17,411,738
Tokyo Steel Manufacturing Co. Ltd.	14,700	144,836
Tokyo Tatemono Co. Ltd.	60,200	1,204,960
Tsurumi Manufacturing Co. Ltd.	3,800	51,668
U-Next Holdings Co. Ltd.	3,500	51,049
Unicharm Corp.	154,000	999,071
Valor Holdings Co. Ltd.	9,200	180,787
Welcia Holdings Co. Ltd.	10,300	188,052
Yakult Honsha Co. Ltd.	60,500	986,559
Yamaguchi Financial Group Inc.	57,900	702,989
Yaoko Co. Ltd.(c)(d)	2,500	161,976
Yokogawa Bridge Holdings Corp.	11,700	223,774
Zensho Holdings Co. Ltd.	6,000	391,964
ZOZO Inc.	84,600	777,359
Zuken Inc.	2,100	69,506
		233,617,798
Malaysia — 0.1%
Mega First Corp. Bhd	102,000	92,217
PPB Group Bhd	268,300	650,596
		742,813
Mexico — 0.1%
Corporativo Fragua SAB de CV(a)	23,149	738,326
Grupo Comercial Chedraui SA de CV	15,636	123,903
		862,229
Netherlands — 1.2%
Koninklijke KPN NV	1,475,822	7,083,265
Koninklijke Vopak NV	19,188	880,685
Wolters Kluwer NV	45,488	6,209,107
		14,173,057
New Zealand — 0.0%
Summerset Group Holdings Ltd.(a)	44,600	276,151
Norway — 0.3%
Borregaard ASA(a)	19,312	375,930
Europris ASA(b)	50,181	509,495
Gjensidige Forsikring ASA	56,466	1,659,347
Sparebanken Norge(a)	61,818	1,087,889
TOMRA Systems ASA	26,854	402,590
		4,035,251
Philippines — 0.1%
International Container Terminal Services Inc.	213,050	1,727,816
Poland — 0.0%
Asseco South Eastern Europe SA	4,563	84,992
Dom Development SA	3,535	227,355
Neuca SA	299	55,528
		367,875
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal — 0.0%
Sonae SGPS SA	366,985	$576,489
Saudi Arabia — 0.0%
Mouwasat Medical Services Co.	22,773	447,647
South Africa — 0.2%
PSG Financial Services Ltd.	229,383	302,833
Shoprite Holdings Ltd.	112,506	1,785,048
		2,087,881
South Korea — 0.3%
CJ Corp.	2,362	309,169
Classys Inc.	974	35,119
Hanil Cement Co. Ltd./New	8,224	112,275
LG Corp.	37,905	1,947,020
LIG Nex1 Co. Ltd.	586	215,202
NICE Information Service Co. Ltd.	8,778	87,234
SK Gas Ltd.	728	120,118
Youngone Holdings Co. Ltd.	1,650	163,113
Yuhan Corp.	2,199	187,440
		3,176,690
Spain — 2.8%
Iberdrola SA	1,711,395	32,395,575
Vidrala SA	3,738	395,888
		32,791,463
Sweden — 2.5%
AAK AB	27,122	705,792
Assa Abloy AB, Class B	154,029	5,361,420
Atlas Copco AB, Class A	410,376	6,959,148
Axfood AB	27,732	861,264
Bravida Holding AB(b)	55,126	538,101
Catena AB	7,720	351,597
Epiroc AB, Class A	104,087	2,203,529
Epiroc AB, Class B	72,480	1,371,209
Essity AB, Class A	4,901	128,064
Essity AB, Class B	170,909	4,467,411
Evolution AB(b)	61,967	5,101,367
Getinge AB, Class B	41,876	902,554
Instalco AB	52,706	142,843
Lifco AB, Class B	14,406	487,783
MIPS AB	3,967	144,250
		29,726,332
Switzerland — 11.4%
ALSO Holding AG, Registered	1,022	310,304
Bachem Holding AG	4,172	310,543
BKW AG	3,864	828,746
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	103	1,574,734
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,805,648
DKSH Holding AG	13,472	916,785
Emmi AG, Registered	366	316,537
Geberit AG, Registered	6,256	4,724,539
Givaudan SA, Registered	1,451	5,918,686
Logitech International SA, Registered	17,988	1,978,651
Nestle SA, Registered	373,619	34,311,388
Novartis AG, Registered	271,835	34,952,090
PSP Swiss Property AG, Registered	11,707	2,014,204
Roche Holding AG, Bearer	8,823	3,052,669
Roche Holding AG, NVS	103,055	34,315,611
Siegfried Holding AG	1,559	156,617
SIG Group AG	98,160	1,017,995
Sika AG, Registered	27,559	6,188,614
Tecan Group AG, Registered	2,076	376,027
Security	Shares	Value
Switzerland (continued)
Temenos AG, Registered	10,563	$857,918
		135,928,306
Taiwan — 1.1%
Advantech Co. Ltd.	113,893	1,198,730
Alchip Technologies Ltd.	4,000	459,500
Allis Electric Co. Ltd.	29,902	101,019
Asia Vital Components Co. Ltd.	32,000	1,040,853
Chicony Power Technology Co. Ltd.	60,000	197,110
Chief Telecom Inc.	10,000	135,000
Chung-Hsin Electric & Machinery Manufacturing Corp.	104,000	532,032
Goldsun Building Materials Co. Ltd.	668,000	798,295
Kuo Toong International Co. Ltd.	50,000	83,782
Lotes Co. Ltd.	22,155	1,132,478
Sinbon Electronics Co. Ltd.	96,000	727,596
Taiwan Hon Chuan Enterprise Co. Ltd.	116,000	486,065
Teco Electric and Machinery Co. Ltd.	406,000	1,270,799
Universal Vision Biotechnology Co. Ltd.	12,000	62,897
Wistron Corp.	924,000	4,293,339
		12,519,495
Thailand — 0.2%
Gulf Development PCL, NVDR(c)	1,446,165	1,945,376
Turkey — 0.2%
Aksa Akrilik Kimya Sanayii AS	656,640	174,831
Anadolu Hayat Emeklilik AS	44,997	97,781
Enerjisa Enerji AS(b)	102,785	196,659
Ford Otomotiv Sanayi AS	190,801	454,970
Haci Omer Sabanci Holding AS(a)	433,648	906,960
Is Yatirim Menkul Degerler AS	632,017	660,029
		2,491,230
United Kingdom — 8.2%
AJ Bell PLC	70,027	514,198
Ashtead Group PLC	56,897	3,815,588
BAE Systems PLC	483,525	13,459,604
Bunzl PLC	80,367	2,540,175
Chemring Group PLC	30,335	240,937
Clarkson PLC	7,392	365,868
Coca-Cola HBC AG, Class DI	42,734	2,016,129
Cranswick PLC	9,643	651,870
Croda International PLC	49,839	1,816,670
DCC PLC	38,645	2,487,652
Diploma PLC	12,798	916,032
Drax Group PLC	126,827	1,196,115
Gamma Communications PLC	15,274	205,420
GlobalData PLC, NVS	35,804	59,612
Halma PLC	24,230	1,127,924
Hikma Pharmaceuticals PLC	53,211	1,221,512
Hilton Food Group PLC	36,189	325,119
JTC PLC(b)	14,878	265,045
London Stock Exchange Group PLC	62,557	7,174,228
Metlen Energy & Metals PLC(c)	28,141	1,575,958
National Grid PLC	2,017,242	28,985,064
Pearson PLC	138,550	1,970,329
RELX PLC	303,181	14,485,625
Sage Group PLC (The)	167,832	2,489,702
Sirius Real Estate Ltd.	721,300	948,249
Softcat PLC	19,093	406,143
Spectris PLC	18,122	1,002,025
Spirax Group PLC	14,687	1,352,435
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
United Utilities Group PLC	282,895	$4,370,362
		97,985,590
Total Common Stocks — 99.1% (Cost: $958,707,149)		1,177,584,466
Preferred Stocks
Germany — 0.1%
FUCHS SE, Preference Shares, NVS	17,145	768,741
Total Preferred Stocks — 0.1% (Cost: $684,638)		768,741
Total Long-Term Investments — 99.2% (Cost: $959,391,787)		1,178,353,207
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(e)(f)(g)	1,609,682	1,610,487
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(e)(f)	2,400,000	2,400,000
Total Short-Term Securities — 0.3% (Cost: $4,010,548)		4,010,487
Total Investments — 99.5% (Cost: $963,402,335)		1,182,363,694
Other Assets Less Liabilities — 0.5%		5,473,360
Net Assets — 100.0%		$1,187,837,054

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$487,433	$1,123,047 (a)	$—	$68	$(61)	$1,610,487	1,609,682	$9,205 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,750,000	—	(350,000)(a)	—	—	2,400,000	2,400,000	35,280	—
				$68	$(61)	$4,010,487		$44,485	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Dividend Growth ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	6	12/18/25	$1,528	$20,641
MSCI EAFE Index	52	12/19/25	7,242	5,337
				$25,978
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$25,978	$—	$—	$—	$25,978

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$641,412	$—	$—	$—	$641,412
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$218,371	$—	$—	$—	$218,371
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$8,442,293
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$257,286,506	$920,135,984	$161,976	$1,177,584,466
Preferred Stocks	—	768,741	—	768,741
Short-Term Securities
Money Market Funds	4,010,487	—	—	4,010,487
	$261,296,993	$920,904,725	$161,976	$1,182,363,694
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® International Dividend Growth ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$25,978	$—	$—	$25,978

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
26

Statements of Assets and Liabilities (unaudited)
September 30, 2025

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Future Metaverse Tech and Communications ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$1,130,305,389	$79,866,050	$7,636,095	$8,528,540
Investments, at value—affiliated(c)	2,150,000	36,998,721	572,451	382,602
Cash	56,518	6,696	3,557	5,191
Cash pledged for futures contracts	206,000	—	—	2,000
Foreign currency, at value(d)	496,920	11,131	6,281	6,285
Receivables:
Investments sold	2,445,668	—	576,075	—
Securities lending income—affiliated	—	17,701	275	57
Capital shares sold	6,926,338	1,555	—	—
Dividends—unaffiliated	1,375,287	2,067	57,488	23,617
Dividends—affiliated	1,997	1,535	43	26
Tax reclaims	—	—	—	265
Variation margin on futures contracts	19,165	—	—	25
Other assets	—	—	—	129
Total assets	1,143,983,282	116,905,456	8,852,265	8,948,737
LIABILITIES
Collateral on securities loaned, at value	—	36,948,917	572,457	381,846
Payables:
Investments purchased	5,983,997	1,555	575,449	19,962
Investment advisory fees	420,216	25,998	3,785	3,236
Total liabilities	6,404,213	36,976,470	1,151,691	405,044
Commitments and contingent liabilities
NET ASSETS	$1,137,579,069	$79,928,986	$7,700,574	$8,543,693
NET ASSETS CONSIST OF
Paid-in capital	$781,331,309	$48,207,199	$43,615,286	$5,574,089
Accumulated earnings (loss)	356,247,760	31,721,787	(35,914,712)	2,969,604
NET ASSETS	$1,137,579,069	$79,928,986	$7,700,574	$8,543,693
NET ASSET VALUE
Shares outstanding	12,100,000	1,450,000	300,000	200,000
Net asset value	$94.01	$55.12	$25.67	$42.72
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$755,583,987	$53,659,794	$6,602,378	$6,046,554
(b) Securities loaned, at value	$—	$35,825,711	$543,795	$373,238
(c) Investments, at cost—affiliated	$2,150,000	$36,998,239	$572,451	$382,602
(d) Foreign currency, at cost	$497,592	$11,074	$6,426	$6,294
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
September 30, 2025

	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$53,313,577	$1,178,353,207
Investments, at value—affiliated(c)	454,887	4,010,487
Cash pledged for futures contracts	51,000	242,000
Foreign currency collateral pledged for futures contracts(d)	—	56,047
Foreign currency, at value(e)	133,318	1,040,399
Receivables:
Investments sold	192,136	566,413
Securities lending income—affiliated	284	699
Dividends—unaffiliated	240,467	3,695,952
Dividends—affiliated	271	5,299
Tax reclaims	271,665	2,027,436
Variation margin on futures contracts	3,544	38,541
Foreign withholding tax claims	—	27,423
Total assets	54,661,149	1,190,063,903
LIABILITIES
Bank overdraft	9,082	127,739
Collateral on securities loaned, at value	453,339	1,610,758
Payables:
Investments purchased	—	324,928
Deferred foreign capital gain tax	—	11,891
Interest expense and fees	—	1,456
Investment advisory fees	12,314	145,586
Professional fees	9,183	4,491
Total liabilities	483,918	2,226,849
Commitments and contingent liabilities
NET ASSETS	$54,177,231	$1,187,837,054
NET ASSETS CONSIST OF
Paid-in capital	$53,103,087	$987,263,775
Accumulated earnings	1,074,144	200,573,279
NET ASSETS	$54,177,231	$1,187,837,054
NET ASSET VALUE
Shares outstanding	1,200,000	14,900,000
Net asset value	$45.15	$79.72
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$48,604,428	$959,391,787
(b) Securities loaned, at value	$427,159	$1,541,529
(c) Investments, at cost—affiliated	$454,887	$4,010,548
(d) Foreign currency collateral pledged, at cost	$—	$56,552
(e) Foreign currency, at cost	$133,063	$1,039,684
See notes to financial statements.
Statements of Assets and Liabilities
28

Statements of Operations (unaudited)
Six Months Ended September 30, 2025

	iShares Asia 50 ETF	iShares Blockchain and Tech ETF	iShares Emerging Markets Infrastructure ETF	iShares Future Metaverse Tech and Communications ETF
INVESTMENT INCOME
Dividends—unaffiliated	$13,045,917	$40,248	$277,647	$16,419
Dividends—affiliated	9,783	2,023	236	131
Interest—unaffiliated	9,977	450	153	67
Securities lending income—affiliated—net	4,046	69,488	1,282	1,405
Foreign taxes withheld	(1,315,961)	(65)	(16,512)	(613)
Total investment income	11,753,762	112,144	262,806	17,409
EXPENSES
Investment advisory	1,959,227	104,933	22,153	17,530
Commitment costs	3,651	—	39	14
Interest expense	3,614	—	—	—
Total expenses	1,966,492	104,933	22,192	17,544
Net investment income (loss)	9,787,270	7,211	240,614	(135)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(15,561,650)	7,436,311	6,116	502,043
Investments—affiliated	(30)	61	(89)	(26)
Foreign currency transactions	37,420	1,810	36	14
Futures contracts	571,305	5,857	12,343	682
In-kind redemptions—unaffiliated(a)	(2,150,503)	1,302,558	254,267	—
	(17,103,458)	8,746,597	272,673	502,713
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	220,469,974	27,608,371	1,039,836	1,539,402
Investments—affiliated	—	(462)	—	—
Foreign currency translations	8,394	58	(149)	35
Futures contracts	146,252	509	—	(56)
	220,624,620	27,608,476	1,039,687	1,539,381
Net realized and unrealized gain	203,521,162	36,355,073	1,312,360	2,042,094
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$213,308,432	$36,362,284	$1,552,974	$2,041,959
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended September 30, 2025

	iShares International Developed Small Cap Value Factor ETF	iShares International Dividend Growth ETF
INVESTMENT INCOME
Dividends—unaffiliated	$913,581	$20,168,455
Dividends—affiliated	754	35,280
Interest—unaffiliated	413	13,899
Securities lending income—affiliated—net	1,667	9,205
Non-cash dividends—unaffiliated	—	1,437,428
Other income—unaffiliated	—	131
Foreign taxes withheld	(92,599)	(2,078,561)
Foreign withholding tax claims	41,923	29,527
Total investment income	865,739	19,615,364
EXPENSES
Investment advisory	55,126	855,867
Interest expense	66	9,232
Commitment costs	—	2,109
Professional	—	4,851
Total expenses	55,192	872,059
Net investment income	810,547	18,743,305
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	2,107,357	13,144,581
Investments—affiliated	(57)	68
Foreign currency transactions	21,712	218,816
Futures contracts	54,591	641,412
In-kind redemptions—unaffiliated(b)	—	7,981,297
	2,183,603	21,986,174
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	4,457,084	87,368,762
Investments—affiliated	30	(61)
Foreign currency translations	22,462	190,648
Futures contracts	9,289	218,371
	4,488,865	87,777,720
Net realized and unrealized gain	6,672,468	109,763,894
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,483,015	$128,507,199
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(23,849)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(11,891)
See notes to financial statements.
Statements of Operations
30

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Blockchain and Tech ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$9,787,270	$25,867,560	$7,211	$(7,700)
Net realized gain (loss)	(17,103,458)	141,258,986	8,746,597	1,925,918
Net change in unrealized appreciation (depreciation)	220,624,620	96,486,933	27,608,476	(10,388,289)
Net increase (decrease) in net assets resulting from operations	213,308,432	263,613,479	36,362,284	(8,470,071)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,343,676)(b)	(25,121,289)	(21,267)(b)	(523,032)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	197,005,084	(985,486,408)	15,179,821	13,780,263
NET ASSETS
Total increase (decrease) in net assets	402,969,840	(746,994,218)	51,520,838	4,787,160
Beginning of period	734,609,229	1,481,603,447	28,408,148	23,620,988
End of period	$1,137,579,069	$734,609,229	$79,928,986	$28,408,148

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Emerging Markets Infrastructure ETF		iShares Future Metaverse Tech and Communications ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss)	$240,614	$444,117	$(135)	$(8,500)
Net realized gain	272,673	1,625,377	502,713	48,491
Net change in unrealized appreciation (depreciation)	1,039,687	(1,985,178)	1,539,381	313,133
Net increase in net assets resulting from operations	1,552,974	84,316	2,041,959	353,124
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(146,684)(b)	(541,548)	—	(437,769)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(2,167,384)	(13,087,933)	—	—
NET ASSETS
Total increase (decrease) in net assets	(761,094)	(13,545,165)	2,041,959	(84,645)
Beginning of period	8,461,668	22,006,833	6,501,734	6,586,379
End of period	$7,700,574	$8,461,668	$8,543,693	$6,501,734

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
32

Statements of Changes in Net Assets(continued)

	iShares International Developed Small Cap Value Factor ETF		iShares International Dividend Growth ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$810,547	$4,607,451	$18,743,305	$22,114,803
Net realized gain (loss)	2,183,603	19,491,281	21,986,174	(5,336,630)
Net change in unrealized appreciation (depreciation)	4,488,865	(17,762,517)	87,777,720	60,105,798
Net increase in net assets resulting from operations	7,483,015	6,336,215	128,507,199	76,883,971
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(611,575)(b)	(7,116,405)	(19,427,232)(b)	(19,112,487)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	21,438,156	(156,854,473)	52,980,374	309,967,685
NET ASSETS
Total increase (decrease) in net assets	28,309,596	(157,634,663)	162,060,341	367,739,169
Beginning of period	25,867,635	183,502,298	1,025,776,713	658,037,544
End of period	$54,177,231	$25,867,635	$1,187,837,054	$1,025,776,713

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$72.38	$61.35	$61.83	$68.67	$90.91	$56.05
Net investment income(a)	1.01	1.51	1.20	1.17	0.93	1.31
Net realized and unrealized gain (loss)(b)	21.44	11.41	(0.16)	(6.54)	(21.99)	34.52
Net increase (decrease) from investment operations	22.45	12.92	1.04	(5.37)	(21.06)	35.83
Distributions from net investment income(c)	(0.82)(d)	(1.89)	(1.52)	(1.47)	(1.18)	(0.97)
Net asset value, end of period	$94.01	$72.38	$61.35 (e)	$61.83	$68.67	$90.91
Total Return(f)
Based on net asset value	31.24%(g)	21.24%	1.87%(e)	(7.77)%	(23.36)%	64.22%
Ratios to Average Net Assets(h)
Total expenses	0.50%(i)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	2.50%(i)	2.21%	2.06%	1.95%	1.12%	1.66%
Supplemental Data
Net assets, end of period (000)	$1,137,579	$734,609	$1,481,603	$1,675,525	$1,885,125	$3,172,670
Portfolio turnover rate(j)	16%	25%	11%	12%	13%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) For financial reporting purposes, the market values of certain investments were adjusted as of the report date. Accordingly, the NAV per share and total return presented herein is different than the information previously published as of March 28, 2024.

(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
34

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Blockchain and Tech ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Period From 04/25/22(a) to 03/31/23
Net asset value, beginning of period	$24.70	$31.49	$16.32	$25.56
Net investment income (loss)(b)	0.01	(0.01)	0.20	0.22
Net realized and unrealized gain (loss)(c)	30.43	(6.23)	15.49	(9.38)
Net increase (decrease) from investment operations	30.44	(6.24)	15.69	(9.16)
Distributions from net investment income(d)	(0.02)(e)	(0.55)	(0.52)	(0.08)
Net asset value, end of period	$55.12	$24.70	$31.49	$16.32
Total Return(f)
Based on net asset value	123.28%(g)	(20.50)%	97.46%	(35.71)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%	0.47%(i)
Net investment income (loss)	0.03%(i)	(0.03)%	0.89%	1.56%(i)
Supplemental Data
Net assets, end of period (000)	$79,929	$28,408	$23,621	$6,529
Portfolio turnover rate(j)	65%	51%	81%	87%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$21.15	$22.01	$21.54	$22.88	$24.74	$19.80
Net investment income(a)	0.77	0.84	0.65	0.57	0.95	0.65
Net realized and unrealized gain (loss)(b)	4.24	(0.87)	0.39	(1.27)	(1.84)	4.91
Net increase (decrease) from investment operations	5.01	(0.03)	1.04	(0.70)	(0.89)	5.56
Distributions from net investment income(c)	(0.49)(d)	(0.83)	(0.57)	(0.64)	(0.97)	(0.62)
Net asset value, end of period	$25.67	$21.15	$22.01	$21.54	$22.88	$24.74
Total Return(e)
Based on net asset value	23.89%(f)	(0.11)%	4.95%	(3.11)%	(3.83)%	28.33%
Ratios to Average Net Assets(g)
Total expenses	0.60%(h)	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	6.52%(h)	3.84%	3.06%	2.70%	3.96%	2.90%
Supplemental Data
Net assets, end of period (000)	$7,701	$8,462	$22,007	$22,613	$20,595	$16,083
Portfolio turnover rate(i)	10%	17%	15%	26%	23%	27%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
36

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Future Metaverse Tech and Communications ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Period From 02/14/23(a) to 03/31/23
Net asset value, beginning of period	$32.51	$32.93	$26.75	$25.52
Net investment income (loss)(b)	(0.00)(c)	(0.04)	0.03	0.03
Net realized and unrealized gain(d)	10.21	1.81	6.24	1.20
Net increase from investment operations	10.21	1.77	6.27	1.23
Distributions(e)
From net investment income	—	(0.03)	(0.09)	—
From net realized gain	—	(2.16)	—	—
Total distributions	—	(2.19)	(0.09)	—
Net asset value, end of period	$42.72	$32.51	$32.93	$26.75
Total Return(f)
Based on net asset value	31.41%(g)	5.00%	23.48%	4.82%(g)
Ratios to Average Net Assets(h)
Total expenses	0.47%(i)	0.47%	0.47%	0.47%(i)
Net investment income (loss)	(0.00)%(i)(j)	(0.13)%	0.09%	0.84%(i)
Supplemental Data
Net assets, end of period (000)	$8,544	$6,502	$6,586	$5,350
Portfolio turnover rate(k)	24%	39%	51%	7%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Rounds to less than $0.01.
(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Rounds to less than 0.01%.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Developed Small Cap Value Factor ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Period From 03/23/21(a) to 03/31/21
Net asset value, beginning of period	$36.95	$35.29	$31.60	$34.20	$34.37	$34.52
Net investment income(b)	0.92 (c)	1.03 (c)	1.11	1.09	1.59	0.16
Net realized and unrealized gain (loss)(d)	7.96	1.97	3.88	(2.68)	(0.74)	(0.31)
Net increase (decrease) from investment operations	8.88	3.00	4.99	(1.59)	0.85	(0.15)
Distributions from net investment income(e)	(0.68)(f)	(1.34)	(1.30)	(1.01)	(1.02)	—
Net asset value, end of period	$45.15	$36.95	$35.29	$31.60	$34.20	$34.37
Total Return(g)
Based on net asset value	24.20%(c)(h)	8.81%(c)	16.26%(c)	(4.56)%	2.42%	(0.43)%(h)
Ratios to Average Net Assets(i)
Total expenses	0.30%(j)	0.31%	0.33%	0.40%	0.40%	0.40%(j)
Total expenses after fees waived	0.30%(j)	0.31%	0.30%	0.30%	0.30%	0.30%(j)
Total expenses excluding professional fees for foreign withholding tax claims	N/A	0.30%	0.32%	N/A	N/A	N/A
Net investment income	4.41%(c)(j)	2.89%(c)	3.45%(c)	3.59%	4.55%	17.96%(j)
Supplemental Data
Net assets, end of period (000)	$54,177	$25,868	$183,502	$158,001	$164,181	$6,875
Portfolio turnover rate(k)	74%	63%	77%	18%	35%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,2025, years ended March 31, 2025 and March 31, 2024:
• Net investment income per share by $0.05, $0.01 and $0.00.
• Total return by 0.10%, 0.11% and 0.01%.
• Ratio of net investment income to average net assets by 0.23%, 0.02% and 0.01%.

(d) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(g) Where applicable, assumes the reinvestment of distributions.
(h) Not annualized.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
38

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$72.24	$67.15	$60.45	$65.02	$64.36	$45.51
Net investment income(a)	1.27 (b)	1.87 (b)	1.80 (b)	1.67	1.74	1.53
Net realized and unrealized gain (loss)(c)	7.52	4.85	6.76	(4.77)	0.39	18.87
Net increase (decrease) from investment operations	8.79	6.72	8.56	(3.10)	2.13	20.40
Distributions from net investment income(d)	(1.31)(e)	(1.63)	(1.86)	(1.47)	(1.47)	(1.55)
Net asset value, end of period	$79.72	$72.24	$67.15	$60.45	$65.02	$64.36
Total Return(f)
Based on net asset value	12.20%(b)(g)	10.11%(b)	14.46%(b)	(4.60)%	3.28%	45.29%
Ratios to Average Net Assets(h)
Total expenses	0.15%(i)	0.15%	0.15%	0.15%	0.15%	0.19%
Net investment income	3.29%(b)(i)	2.68%(b)	2.88%(b)	2.89%	2.60%	2.66%
Supplemental Data
Net assets, end of period (000)	$1,187,837	$1,025,777	$658,038	$595,420	$321,871	$189,855
Portfolio turnover rate(j)	12%	34%	38%	37%	40%	66%
(a) Based on average shares outstanding.
(b) Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended September 30,2025, years ended March 31, 2025 and March 31, 2024:
•  Net investment income per share by $0.00, $0.02 and $0.01
• Total return by 0.01%, 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.00%, 0.02% and 0.01%.

(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Asia 50	Non-diversified
Blockchain and Tech	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Future Metaverse Tech and Communications	Non-diversified
International Developed Small Cap Value Factor	Diversified
International Dividend Growth	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares Emerging Markets Infrastructure ETF declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Notes to Financial Statements
40

Notes to Financial Statements (unaudited) (continued)
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Blockchain and Tech
BNP Paribas SA	$10,029,274	$(10,029,274)	$—	$—
BofA Securities, Inc.	253,113	(253,113)	—	—
HSBC Bank PLC	757,141	(757,141)	—	—
J.P. Morgan Securities LLC	18,495,585	(18,495,585)	—	—
Jefferies LLC	2,527,505	(2,527,505)	—	—
Morgan Stanley	1,935,671	(1,906,007)	—	29,664(b)
UBS AG	1,399,789	(1,399,789)	—	—
UBS Securities LLC	427,633	(427,633)	—	—
	$35,825,711	$(35,796,047)	$—	$29,664
Emerging Markets Infrastructure
Barclays Bank PLC	$62,640	$(62,640)	$—	$—
BofA Securities, Inc.	54,231	(54,231)	—	—
Morgan Stanley	368,199	(368,199)	—	—
UBS Securities LLC	58,725	(58,725)	—	—
	$543,795	$(543,795)	$—	$—
Notes to Financial Statements
42

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Future Metaverse Tech and Communications
HSBC Bank PLC	$352,646	$(352,646)	$—	$—
TD Prime Services LLC	20,592	(20,592)	—	—
	$373,238	$(373,238)	$—	$—
International Developed Small Cap Value Factor
Barclays Capital, Inc.	$99,406	$(99,406)	$—	$—
BofA Securities, Inc.	70,644	(70,644)	—	—
Goldman Sachs & Co. LLC	122,949	(122,949)	—	—
HSBC Bank PLC	85,945	(85,945)	—	—
State Street Bank & Trust Co.	48,215	(48,215)	—	—
	$427,159	$(427,159)	$—	$—
International Dividend Growth
Barclays Capital, Inc.	$191,516	$(191,516)	$—	$—
Goldman Sachs & Co. LLC	944,413	(944,413)	—	—
J.P. Morgan Securities LLC	31,895	(31,895)	—	—
Morgan Stanley	303,834	(303,834)	—	—
State Street Bank & Trust Co.	69,871	(69,871)	—	—
	$1,541,529	$(1,541,529)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of September 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of  Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to each of the following Funds, BFA  is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Asia 50	0.50%
Blockchain and Tech	0.47
Emerging Markets Infrastructure	0.60
Future Metaverse Tech and Communications	0.47
International Developed Small Cap Value Factor	0.30
International Dividend Growth	0.15
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.
For six months ended September 30, 2025, there were no fees waived by BFA pursuant to this arrangement.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the iShares Blockchain and Tech ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future Metaverse Tech and Communications ETF, iShares International Developed Small Cap Value Factor ETF and iShares International Dividend Growth ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
44

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended September 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Asia 50	$1,435
Blockchain and Tech	19,556
Emerging Markets Infrastructure	365
Future Metaverse Tech and Communications	374
International Developed Small Cap Value Factor	459
International Dividend Growth	2,317
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Asia 50	$28,121,310	$4,245,897	$177,041
Blockchain and Tech	1,747,564	2,512,213	343,887
International Developed Small Cap Value Factor	364,771	—	—
International Dividend Growth	16,920,315	14,021,484	1,261,178
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
Asia 50	$304,775,355	$129,985,820
Blockchain and Tech	30,099,297	29,807,485
Emerging Markets Infrastructure	739,749	990,031
Future Metaverse Tech and Communications	1,808,078	1,794,954
International Developed Small Cap Value Factor	27,970,121	27,526,094
International Dividend Growth	157,270,121	136,806,780
For the six months ended September 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$57,921,414	$36,624,856
Blockchain and Tech	17,686,001	2,809,373
Emerging Markets Infrastructure	—	1,840,205
International Developed Small Cap Value Factor	20,940,324	—
International Dividend Growth	58,004,222	23,852,684
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of March 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Capital Losses(b)	Qualified Late-Year Ordinary Losses(b)
Blockchain and Tech	$(2,628,225)	$—	$(246,259)
Emerging Markets Infrastructure	(36,937,588)	—	—
Future Metaverse Tech and Communications	—	(2,331)	—
International Developed Small Cap Value Factor	(5,804,008)	—	—
International Dividend Growth	(42,199,515)	—	—

(a)	Amounts available to offset future realized capital gains.
(b)	The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$777,531,389	$401,864,645	$(46,908,157)	$354,956,488
Blockchain and Tech	91,001,611	28,299,483	(2,436,323)	25,863,160
Emerging Markets Infrastructure	7,564,783	1,650,747	(1,006,984)	643,763
Future Metaverse Tech and Communications	6,481,922	2,735,776	(306,612)	2,429,164
International Developed Small Cap Value Factor	49,346,705	5,307,640	(879,385)	4,428,255
International Dividend Growth	965,452,390	255,291,814	(38,354,532)	216,937,282
9. LINE OF CREDIT
The iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF, iShares Future Metaverse Tech and Communications ETF and iShares International Dividend Growth ETF , along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2025, the iShares Asia 50 ETF, iShares Emerging Markets Infrastructure ETF and iShares Future Metaverse Tech and Communications ETF did not borrow under the Syndicated Credit Agreement.
For the six months ended September 30, 2025, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit Agreement were as follows:
iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
International Dividend Growth	$10,300,000	$279,781	5.32%
10. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Notes to Financial Statements
46

Notes to Financial Statements (unaudited) (continued)
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.  Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Asia 50
Shares sold	3,100,000	$269,424,001	900,000	$58,427,942
Shares redeemed	(1,150,000)	(72,418,917)	(14,900,000)	(1,043,914,350)
	1,950,000	$197,005,084	(14,000,000)	$(985,486,408)
Notes to Financial Statements
48

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
Blockchain and Tech
Shares sold	400,000	$18,018,408	500,000	$16,644,016
Shares redeemed	(100,000)	(2,838,587)	(100,000)	(2,863,753)
	300,000	$15,179,821	400,000	$13,780,263
Emerging Markets Infrastructure
Shares sold	—	$813	—	$5,714
Shares redeemed	(100,000)	(2,168,197)	(600,000)	(13,093,647)
	(100,000)	$(2,167,384)	(600,000)	$(13,087,933)
International Developed Small Cap Value Factor
Shares sold	500,000	$21,438,157	400,000	$13,945,504
Shares redeemed	—	(1)	(4,900,000)	(170,799,977)
	500,000	$21,438,156	(4,500,000)	$(156,854,473)
International Dividend Growth
Shares sold	1,050,000	$80,278,696	4,550,000	$319,949,290
Shares redeemed	(350,000)	(27,298,322)	(150,000)	(9,981,605)
	700,000	$52,980,374	4,400,000	$309,967,685
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. FOREIGN WITHHOLDING TAX CLAIMS
The iShares International Dividend Growth ETF  has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by Finland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities.  Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of September 30, 2025, is $22,932 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of September 30, 2025 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund's performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which iShares International Dividend Growth ETF is able to pass through to shareholders as a foreign tax credit in the current year, iShares International Dividend Growth ETF will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
13. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
Notes to Financial Statements
50

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract
iShares Asia 50 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
Board Review and Approval of Investment Advisory Contract
52

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Blockchain and Tech ETF, iShares Future Metaverse Tech and Communications ETF, iShares International Developed Small Cap Value Factor ETF, iShares International Dividend Growth ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
54

Board Review and Approval of Investment Advisory Contract (continued)
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Emerging Markets Infrastructure ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than
Board Review and Approval of Investment Advisory Contract
56

Board Review and Approval of Investment Advisory Contract (continued)
the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
Board Review and Approval of Investment Advisory Contract
58

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
59
2025 iShares Semi-Annual Financial Statements and Additional Information

60

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, FTSE International Limited, Morningstar Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.
iS-SAR-310-0925

September 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

2

Schedule of Investments (unaudited)
September 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
AZ-COM MARUWA Holdings Inc.	1,600	$11,554
Mitsui-Soko Holdings Co. Ltd.	1,600	44,727
Nippon Express Holdings Inc.	5,600	127,145
Sankyu Inc.	800	43,751
Senko Group Holdings Co. Ltd.	3,200	44,020
SG Holdings Co. Ltd.	8,800	90,899
Yamato Holdings Co. Ltd.	5,600	89,516
		451,612
Automobile Components — 2.6%
Aisin Corp.	9,600	165,793
Bridgestone Corp.	14,400	665,541
Denso Corp.	48,000	690,801
Koito Manufacturing Co. Ltd.	4,800	72,635
NHK Spring Co. Ltd.	4,800	72,077
Nifco Inc./Japan	1,600	48,256
Niterra Co. Ltd.	4,000	154,297
Sumitomo Electric Industries Ltd.	17,600	500,791
Toyo Tire Corp.	3,200	84,959
Toyoda Gosei Co. Ltd.	1,600	39,736
Toyota Boshoku Corp.	2,400	39,723
Yokohama Rubber Co. Ltd. (The)	2,400	88,767
		2,623,376
Automobiles — 4.0%
Honda Motor Co. Ltd.	116,000	1,197,042
Isuzu Motors Ltd.	14,400	181,488
Mazda Motor Corp.	15,200	110,679
Mitsubishi Motors Corp.	19,200	51,968
Subaru Corp.	14,400	293,462
Suzuki Motor Corp.	39,200	570,708
Toyota Motor Corp.	82,420	1,582,997
Yamaha Motor Co. Ltd.	20,800	155,735
		4,144,079
Banks — 6.6%
Chiba Bank Ltd. (The)	14,400	150,947
Concordia Financial Group Ltd.	24,800	189,870
Fukuoka Financial Group Inc.	4,000	119,635
Mebuki Financial Group Inc.	23,200	147,805
Mitsubishi UFJ Financial Group Inc.	104,000	1,677,662
Mizuho Financial Group Inc.	52,050	1,749,705
Resona Holdings Inc.	59,200	603,680
Seven Bank Ltd.	17,600	34,726
Sumitomo Mitsui Financial Group Inc.	56,800	1,597,946
Sumitomo Mitsui Trust Group Inc.	16,808	487,836
		6,759,812
Beverages — 0.8%
Asahi Group Holdings Ltd.	36,000	431,601
Kirin Holdings Co. Ltd.	20,000	293,022
Suntory Beverage & Food Ltd.	3,200	100,013
Takara Holdings Inc.	3,200	37,773
		862,409
Biotechnology — 0.0%
PeptiDream Inc.(a)	2,400	25,674
Broadline Retail — 0.7%
ASKUL Corp.	1,600	16,947
J Front Retailing Co. Ltd.	5,600	93,359
Mercari Inc.(a)	2,400	36,912
Pan Pacific International Holdings Corp.	52,000	342,365
Security	Shares	Value
Broadline Retail (continued)
Ryohin Keikaku Co. Ltd.	11,200	$222,848
		712,431
Building Products — 1.0%
Daikin Industries Ltd.	6,400	737,677
Nichias Corp.	1,600	60,103
Sanwa Holdings Corp.	4,800	137,225
Takasago Thermal Engineering Co. Ltd.	1,600	44,531
TOTO Ltd.	3,200	84,158
		1,063,694
Capital Markets — 1.5%
Daiwa Securities Group Inc.	34,400	279,537
Japan Exchange Group Inc.	28,800	321,609
Nihon M&A Center Holdings Inc.	7,200	36,716
Nomura Holdings Inc.	80,800	592,156
SBI Holdings Inc.	8,000	348,300
		1,578,318
Chemicals — 3.6%
ADEKA Corp.	1,600	35,643
Air Water Inc.	4,800	82,452
Daicel Corp.	5,600	50,983
Kansai Paint Co. Ltd.	4,000	65,194
Kuraray Co. Ltd.	7,200	82,760
Mitsubishi Chemical Group Corp.	36,000	206,789
Mitsubishi Gas Chemical Co. Inc.	4,000	71,367
Mitsui Chemicals Inc.	4,000	99,980
Nippon Paint Holdings Co. Ltd.	24,000	163,737
Nippon Sanso Holdings Corp.	4,800	169,995
Nissan Chemical Corp.	2,400	86,937
Nitto Denko Corp.	15,200	360,312
NOF Corp.	5,600	97,712
Resonac Holdings Corp.	4,800	162,558
Shin-Etsu Chemical Co. Ltd.	43,200	1,414,520
Sumitomo Bakelite Co. Ltd.	1,600	53,584
Taiyo Holdings Co. Ltd.	800	43,656
Tokyo Ohka Kogyo Co. Ltd.	2,400	78,426
Toray Industries Inc.	36,000	229,672
Tosoh Corp.	6,400	94,678
		3,650,955
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	9,600	163,245
Japan Elevator Service Holdings Co. Ltd.	3,200	40,617
Okamura Corp.	800	12,694
Park24 Co. Ltd.	3,200	40,880
Pilot Corp.	800	25,924
Secom Co. Ltd.	10,400	381,549
		664,909
Construction & Engineering — 1.2%
COMSYS Holdings Corp.	2,400	59,784
EXEO Group Inc.	5,600	81,035
Hazama Ando Corp.	4,000	45,258
Infroneer Holdings Inc.	5,600	58,230
Kajima Corp.	10,400	303,106
Kandenko Co. Ltd.	2,400	65,798
Kyudenko Corp.	800	38,693
Obayashi Corp.	16,000	262,616
SHO-BOND Holdings Co. Ltd.	800	26,306
Taisei Corp.	4,000	274,869
		1,215,695
Consumer Finance — 0.2%
Acom Co. Ltd.	11,200	36,418
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Finance (continued)
Credit Saison Co. Ltd.	3,200	$85,327
Jaccs Co. Ltd.	800	22,943
Marui Group Co. Ltd.	3,200	68,496
		213,184
Consumer Staples Distribution & Retail — 1.4%
Cosmos Pharmaceutical Corp.	800	46,747
Create SD Holdings Co. Ltd.	800	17,945
Kobe Bussan Co. Ltd.	4,000	110,241
Kusuri no Aoki Holdings Co. Ltd.	1,600	43,303
Life Corp.	800	13,649
MatsukiyoCocokara & Co.	8,800	178,755
Seven & i Holdings Co. Ltd.	56,800	762,166
Sugi Holdings Co. Ltd.	3,200	77,163
Sundrug Co. Ltd.	1,600	46,923
Tsuruha Holdings Inc.	4,000	64,036
Welcia Holdings Co. Ltd.	2,400	43,818
Yaoko Co. Ltd.(a)(b)	800	51,832
		1,456,578
Diversified Telecommunication Services — 1.4%
Internet Initiative Japan Inc.	2,400	42,474
NTT Inc.	1,329,600	1,389,858
U-Next Holdings Co. Ltd.	1,600	23,337
		1,455,669
Electric Utilities — 0.8%
Chubu Electric Power Co. Inc.	17,600	244,429
Hokkaido Electric Power Co. Inc.(c)	4,800	35,131
Kansai Electric Power Co. Inc. (The)	24,000	343,292
Kyushu Electric Power Co. Inc.	11,200	111,894
Shikoku Electric Power Co. Inc.	4,800	42,597
Tohoku Electric Power Co. Inc.	12,800	92,941
		870,284
Electrical Equipment — 2.0%
Fuji Electric Co. Ltd.	3,200	214,508
Fujikura Ltd.	5,600	547,775
Mitsubishi Electric Corp.	50,400	1,294,460
SWCC Corp.	800	42,024
		2,098,767
Electronic Equipment, Instruments & Components — 4.1%
Amano Corp.	800	22,673
Azbil Corp.	12,800	121,365
Canon Marketing Japan Inc.	800	32,354
Citizen Watch Co. Ltd.	4,800	32,538
Daiwabo Holdings Co. Ltd.	2,400	47,825
Dexerials Corp.	4,800	73,605
Hamamatsu Photonics KK	8,000	86,478
Hirose Electric Co. Ltd.	800	99,518
Horiba Ltd.	800	67,616
Ibiden Co. Ltd.	2,400	145,176
Jeol Ltd.	800	27,406
Kaga Electronics Co. Ltd.	800	19,138
Keyence Corp.	3,644	1,357,611
Macnica Holdings Inc.	4,000	55,348
Maruwa Co. Ltd./Aichi	200	52,241
Meiko Electronics Co. Ltd.	800	53,129
Murata Manufacturing Co. Ltd.	43,200	820,111
Omron Corp.	4,800	131,748
Shimadzu Corp.	7,200	181,566
TDK Corp.	42,400	613,986
Tokyo Electron Device Ltd.	800	16,084
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp.	5,600	$160,712
		4,218,228
Energy Equipment & Services — 0.1%
Modec Inc.	1,600	89,263
Entertainment — 2.5%
Anycolor Inc.	800	30,477
Capcom Co. Ltd.	9,600	260,650
GungHo Online Entertainment Inc.	890	16,279
Koei Tecmo Holdings Co. Ltd.	4,080	53,102
Konami Group Corp.	1,800	259,672
Nexon Co. Ltd.	12,000	263,347
Nintendo Co. Ltd.	15,200	1,315,092
Square Enix Holdings Co. Ltd.	7,200	154,942
Toei Animation Co. Ltd.	1,600	33,026
Toho Co. Ltd./Tokyo	3,200	205,705
		2,592,292
Financial Services — 1.2%
Financial Products Group Co. Ltd.	1,600	25,681
Fuyo General Lease Co. Ltd.	1,600	47,819
GMO Payment Gateway Inc.	800	44,875
Mitsubishi HC Capital Inc.	24,000	198,256
Mizuho Leasing Co. Ltd.	3,200	28,175
ORIX Corp.	27,200	713,891
Tokyo Century Corp.	4,000	50,951
Zenkoku Hosho Co. Ltd.	3,200	72,508
		1,182,156
Food Products — 1.5%
Ajinomoto Co. Inc.	21,600	619,255
Calbee Inc.	2,400	46,360
Kagome Co. Ltd.	2,400	46,701
Kikkoman Corp.	16,000	135,496
Kotobuki Spirits Co. Ltd.	3,200	39,201
MEIJI Holdings Co. Ltd.	6,400	132,706
Morinaga & Co. Ltd./Japan	1,600	28,355
Morinaga Milk Industry Co. Ltd.	1,600	37,471
Nichirei Corp.	4,000	46,964
Nissin Foods Holdings Co. Ltd.	5,600	105,480
Nissui Corp.	7,200	50,730
Toyo Suisan Kaisha Ltd.	2,400	171,455
Yakult Honsha Co. Ltd.	6,400	104,363
		1,564,537
Gas Utilities — 0.6%
Nippon Gas Co. Ltd.	2,400	44,887
Osaka Gas Co. Ltd.	9,600	278,051
Tokyo Gas Co. Ltd.	8,800	312,916
		635,854
Ground Transportation — 1.6%
Central Japan Railway Co.	18,400	527,521
Keikyu Corp.	6,400	64,959
Keio Corp.	2,400	61,920
Keisei Electric Railway Co. Ltd.	8,800	81,625
Kintetsu Group Holdings Co. Ltd.	4,800	100,016
Kyushu Railway Co.	4,000	105,732
Odakyu Electric Railway Co. Ltd.	8,000	89,904
Seibu Holdings Inc.	5,600	202,670
Tokyu Corp.	13,600	165,858
West Japan Railway Co.	12,000	263,135
		1,663,340
Health Care Equipment & Supplies — 2.5%
Asahi Intecc Co. Ltd.	5,600	91,002
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Hoya Corp.	9,600	$1,327,394
Nakanishi Inc.	2,400	33,258
Nihon Kohden Corp.	4,000	45,753
Olympus Corp.	27,200	343,890
Sysmex Corp.	12,800	158,238
Terumo Corp.	32,800	541,086
		2,540,621
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	5,600	96,350
Ship Healthcare Holdings Inc.	1,600	24,737
		121,087
Health Care Technology — 0.2%
M3 Inc.	9,600	155,408
Hotels, Restaurants & Leisure — 1.3%
Food & Life Companies Ltd.	3,200	167,058
McDonald's Holdings Co. Japan Ltd.(c)	3,200	134,204
Oriental Land Co. Ltd./Japan	29,600	712,562
Resorttrust Inc.	4,000	50,730
Round One Corp.	4,800	42,470
Zensho Holdings Co. Ltd.	3,200	209,047
		1,316,071
Household Durables — 3.0%
Haseko Corp.	4,000	68,293
Iida Group Holdings Co. Ltd.	4,800	76,550
JVCKenwood Corp.	4,000	31,126
Open House Group Co. Ltd.	1,600	82,789
Panasonic Holdings Corp.	58,400	633,879
Rinnai Corp.	2,400	56,840
Sangetsu Corp.	1,600	33,551
Sekisui House Ltd.	14,400	327,493
Sony Group Corp.	55,200	1,586,818
Sumitomo Forestry Co. Ltd.	12,000	143,175
Tama Home Co. Ltd.	800	19,742
		3,060,256
Household Products — 0.3%
Lion Corp.	6,400	66,857
Unicharm Corp.	30,400	197,219
		264,076
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	4,000	74,953
Industrial Conglomerates — 1.6%
Hikari Tsushin Inc.	700	194,998
Hitachi Ltd.	48,800	1,292,862
Sekisui Chemical Co. Ltd.	9,600	178,720
		1,666,580
Insurance — 3.6%
Dai-ichi Life Holdings Inc.	88,000	692,223
MS&AD Insurance Group Holdings Inc.	35,200	797,137
Sompo Holdings Inc.	22,400	692,508
Sony Financial Holdings Inc.(a)	55,200	61,215
Tokio Marine Holdings Inc.	33,600	1,422,057
		3,665,140
Interactive Media & Services — 0.3%
Kakaku.com Inc.	4,000	68,699
LY Corp.	76,000	243,961
		312,660
IT Services — 3.5%
BIPROGY Inc.	1,600	65,273
Dentsu Soken Inc.	800	35,081
Security	Shares	Value
IT Services (continued)
Fujitsu Ltd.	45,600	$1,069,699
Future Corp.	1,600	25,106
GMO internet group Inc.	1,600	39,135
NEC Corp.	35,200	1,126,720
Nomura Research Institute Ltd.	10,464	401,734
NS Solutions Corp.	1,600	39,017
NSD Co. Ltd.	1,600	37,615
Obic Co. Ltd.	8,800	306,710
Otsuka Corp.	5,600	116,896
SCSK Corp.	4,000	119,733
SHIFT Inc.(a)	4,800	40,627
TIS Inc.	4,800	158,329
		3,581,675
Leisure Products — 1.0%
Bandai Namco Holdings Inc.	12,800	425,875
Noritsu Koki Co. Ltd.	1,600	19,056
Sankyo Co. Ltd.	5,600	97,293
Sega Sammy Holdings Inc.	4,000	84,280
Shimano Inc.	2,400	268,220
Tomy Co. Ltd.	2,400	51,881
Yamaha Corp.	8,000	53,117
Yonex Co. Ltd.	1,600	40,990
		1,040,712
Machinery — 6.6%
Amada Co. Ltd.	7,200	88,483
Daifuku Co. Ltd.	8,000	256,032
DMG Mori Co. Ltd.	3,200	64,299
Ebara Corp.	10,400	237,063
FANUC Corp.	23,200	666,697
Hitachi Construction Machinery Co. Ltd.	1,600	51,128
Hoshizaki Corp.	3,200	120,075
IHI Corp.	28,000	521,480
Kanadevia Corp.	1,600	11,060
Kawasaki Heavy Industries Ltd.	4,000	263,998
Komatsu Ltd.	24,000	836,093
Kubota Corp.	24,800	311,597
Makita Corp.	6,400	207,433
Minebea Mitsumi Inc.	8,800	165,359
MISUMI Group Inc.	8,000	124,599
Mitsubishi Heavy Industries Ltd.	56,800	1,486,404
Mitsubishi Logisnext Co. Ltd.	800	9,796
Mitsui E&S Co. Ltd.	2,400	72,407
Miura Co. Ltd.	2,400	47,147
Namura Shipbuilding Co. Ltd.	1,600	36,887
NGK Insulators Ltd.	5,600	93,608
Nomura Micro Science Co. Ltd.	800	17,734
Organo Corp.	800	61,290
SMC Corp.	1,500	463,638
Takeuchi Manufacturing Co. Ltd.	800	27,968
Toyota Industries Corp.	4,000	449,874
Tsugami Corp.	800	12,862
Yaskawa Electric Corp.	5,600	119,208
		6,824,219
Marine Transportation — 0.8%
Iino Kaiun Kaisha Ltd.	1,600	12,797
Kawasaki Kisen Kaisha Ltd.	10,400	147,876
Mitsui OSK Lines Ltd.	9,600	291,451
Nippon Yusen KK	9,600	327,601
		779,725
Metals & Mining — 1.3%
ARE Holdings Inc.	2,400	34,845
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Daido Steel Co. Ltd.	3,200	$27,624
Dowa Holdings Co. Ltd.	1,600	58,291
JFE Holdings Inc.	15,200	186,521
Kobe Steel Ltd.	10,400	122,897
Mitsui Mining & Smelting Co. Ltd.	1,600	124,299
Nippon Steel Corp.	128,000	527,199
Sumitomo Metal Mining Co. Ltd.	6,400	206,048
Tokyo Steel Manufacturing Co. Ltd.	1,600	15,765
Yamato Kogyo Co. Ltd.	800	49,147
		1,352,636
Oil, Gas & Consumable Fuels — 1.2%
Cosmo Energy Holdings Co. Ltd.	3,200	77,227
ENEOS Holdings Inc.	74,400	471,190
Idemitsu Kosan Co. Ltd.	20,800	142,305
Inpex Corp.	23,200	417,732
Itochu Enex Co. Ltd.	1,600	21,380
Iwatani Corp.	4,800	52,439
Japan Petroleum Exploration Co. Ltd.	4,000	34,854
		1,217,127
Paper & Forest Products — 0.1%
Oji Holdings Corp.	19,200	105,053
Passenger Airlines — 0.5%
ANA Holdings Inc.	13,600	262,745
Japan Airlines Co. Ltd.	11,200	225,516
		488,261
Personal Care Products — 0.6%
Kao Corp.	12,000	522,972
Kobayashi Pharmaceutical Co. Ltd.	1,600	58,026
Rohto Pharmaceutical Co. Ltd.	4,800	80,817
		661,815
Pharmaceuticals — 3.4%
Astellas Pharma Inc.	43,240	471,315
Chugai Pharmaceutical Co. Ltd.	15,200	673,884
Daiichi Sankyo Co. Ltd.	44,809	1,008,211
Eisai Co. Ltd.	6,400	216,210
Kyowa Kirin Co. Ltd.	5,600	87,542
Nippon Shinyaku Co. Ltd.	1,600	36,143
Ono Pharmaceutical Co. Ltd.	9,600	111,176
Otsuka Holdings Co. Ltd.	11,200	597,304
Shionogi & Co. Ltd.	16,000	281,918
		3,483,703
Professional Services — 1.7%
BayCurrent Inc.	4,000	235,068
Dip Corp.	800	12,579
JAC Recruitment Co. Ltd.	1,600	11,705
MEITEC Group Holdings Inc.	1,600	34,515
Open Up Group Inc.	800	9,806
Pasona Group Inc.	800	11,833
Persol Holdings Co. Ltd.	45,600	83,053
Recruit Holdings Co. Ltd.	24,000	1,290,332
Visional Inc.(a)	800	61,204
		1,750,095
Real Estate Management & Development — 2.8%
Daito Trust Construction Co. Ltd.	8,000	175,530
Daiwa House Industry Co. Ltd.	14,400	517,176
Hulic Co. Ltd.	13,600	148,979
Katitas Co. Ltd.	1,600	30,304
Mitsubishi Estate Co. Ltd.	27,200	625,160
Mitsui Fudosan Co. Ltd.	65,600	714,129
Nomura Real Estate Holdings Inc.	15,200	96,864
Security	Shares	Value
Real Estate Management & Development (continued)
Relo Group Inc.	3,200	$38,588
Starts Corp. Inc.	800	27,457
Sumitomo Realty & Development Co. Ltd.	8,000	352,875
Tokyo Tatemono Co. Ltd.	4,000	80,064
Tokyu Fudosan Holdings Corp.	14,400	119,025
		2,926,151
Semiconductors & Semiconductor Equipment — 4.7%
Advantest Corp.	15,200	1,503,929
Disco Corp.	2,400	752,497
Lasertec Corp.	1,600	218,888
Mitsui High-Tec Inc.	2,400	12,571
Renesas Electronics Corp.	48,000	552,249
Rorze Corp.	2,400	36,014
Sanken Electric Co. Ltd.(a)	800	38,835
SCREEN Holdings Co. Ltd.	2,400	217,469
Shibaura Mechatronics Corp.	800	70,495
SUMCO Corp.	9,600	102,074
Tokyo Electron Ltd.	7,200	1,276,322
Tokyo Seimitsu Co. Ltd.	800	54,137
Ulvac Inc.	800	34,762
		4,870,242
Software — 0.3%
Justsystems Corp.	800	25,909
Oracle Corp./Japan	800	81,682
Rakus Co. Ltd.	4,800	44,118
Systena Corp.	7,200	25,766
Trend Micro Inc./Japan	2,400	131,359
		308,834
Specialty Retail — 1.9%
ABC-Mart Inc.	2,400	47,606
and ST HD Co.Ltd.	800	16,201
Fast Retailing Co. Ltd.	3,500	1,062,990
IDOM Inc.	1,600	11,355
Nextage Co. Ltd.	800	12,777
Nitori Holdings Co. Ltd.	9,500	183,686
Nojima Corp.	1,600	43,841
PAL GROUP Holdings Co. Ltd.	1,600	27,193
Sanrio Co. Ltd.	4,000	187,760
Shimamura Co. Ltd.	1,600	106,985
USS Co. Ltd.	9,600	110,214
Workman Co. Ltd.	800	33,784
ZOZO Inc.	11,200	102,913
		1,947,305
Technology Hardware, Storage & Peripherals — 1.5%
Brother Industries Ltd.	6,400	106,941
Canon Inc.	21,600	630,355
FUJIFILM Holdings Corp.	29,600	736,101
MCJ Co. Ltd.	2,400	22,281
Seiko Epson Corp.	6,400	81,871
		1,577,549
Textiles, Apparel & Luxury Goods — 0.5%
Asics Corp.	17,600	460,548
Goldwin Inc.	2,400	40,828
		501,376
Tobacco — 0.9%
Japan Tobacco Inc.	28,800	944,555
Trading Companies & Distributors — 7.5%
Hanwa Co. Ltd.	800	34,020
Inabata & Co. Ltd.	1,600	37,729
ITOCHU Corp.	27,200	1,547,635
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® JPX-Nikkei 400 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
Kanematsu Corp.	2,400	$50,554
Marubeni Corp.	42,400	1,057,974
Mitsubishi Corp.	71,200	1,697,365
Mitsui & Co. Ltd.	70,400	1,748,116
MonotaRO Co. Ltd.	7,200	104,535
Sojitz Corp.	5,620	148,633
Sumitomo Corp.	31,200	902,709
Toyota Tsusho Corp.	15,200	420,771
		7,750,041
Wireless Telecommunication Services — 4.6%
KDDI Corp.	68,800	1,097,259
SoftBank Corp.	785,600	1,155,459
SoftBank Group Corp.	20,000	2,523,610
		4,776,328
Total Long-Term Investments — 98.9% (Cost: $93,434,987)		101,857,370
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(d)(e)(f)	174,038	174,125
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(d)(e)	40,000	$40,000
Total Short-Term Securities — 0.2% (Cost: $214,119)		214,125
Total Investments — 99.1% (Cost: $93,649,106)		102,071,495
Other Assets Less Liabilities — 0.9%		884,069
Net Assets — 100.0%		$102,955,564

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$226,618	$—	$(52,445)(a)	$(70)	$22	$174,125	174,038	$447 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	40,000	0 (a)	—	—	—	40,000	40,000	537	—
				$(70)	$22	$214,125		$984	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	46	12/11/25	$975	$(6,334)
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
September 30, 2025
iShares® JPX-Nikkei 400 ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,334	$—	$—	$—	$6,334

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended September 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$52,812	$—	$—	$—	$52,812
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$16,520	$—	$—	$—	$16,520
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$596,460
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$734,088	$101,071,450	$51,832	$101,857,370
Short-Term Securities
Money Market Funds	214,125	—	—	214,125
	$948,213	$101,071,450	$51,832	$102,071,495
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(6,334)	$—	$(6,334)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
8

Statement of Assets and Liabilities (unaudited)
September 30, 2025

iShares JPX-Nikkei 400 ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$101,857,370
Investments, at value—affiliated(c)	214,125
Cash	220
Foreign currency collateral pledged for futures contracts(d)	46,714
Foreign currency, at value(e)	36,458
Receivables:
Investments sold	105,379
Securities lending income—affiliated	111
Dividends—unaffiliated	902,183
Dividends—affiliated	63
Tax reclaims	85,278
Total assets	103,247,901
LIABILITIES
Collateral on securities loaned, at value	174,126
Payables:
Investments purchased	76,514
Investment advisory fees	40,403
Variation margin on futures contracts	1,294
Total liabilities	292,337
Commitments and contingent liabilities
NET ASSETS	$102,955,564
NET ASSETS CONSIST OF
Paid-in capital	$122,241,571
Accumulated loss	(19,286,007)
NET ASSETS	$102,955,564
NET ASSET VALUE
Shares outstanding	1,200,000
Net asset value	$85.80
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$93,434,987
(b) Securities loaned, at value	$164,409
(c) Investments, at cost—affiliated	$214,119
(d) Foreign currency collateral pledged, at cost	$46,404
(e) Foreign currency, at cost	$36,372
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended September 30, 2025

iShares JPX-Nikkei 400 ETF
INVESTMENT INCOME
Dividends—unaffiliated	$1,206,934
Dividends—affiliated	537
Interest—unaffiliated	67
Securities lending income—affiliated—net	447
Foreign taxes withheld	(120,578)
Total investment income	1,087,407
EXPENSES
Investment advisory	228,642
Commitment costs	452
Total expenses	229,094
Net investment income	858,313
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	176,036
Investments—affiliated	(70)
Foreign currency transactions	44,631
Futures contracts	52,812
273,409
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	14,914,184
Investments—affiliated	22
Foreign currency translations	2,625
Futures contracts	16,520
14,933,351
Net realized and unrealized gain	15,206,760
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,065,073
See notes to financial statements.
Statement of Operations
10

Statements of Changes in Net Assets

	iShares JPX-Nikkei 400 ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$858,313	$2,358,160
Net realized gain	273,409	12,363,954
Net change in unrealized appreciation (depreciation)	14,933,351	(14,165,557)
Net increase in net assets resulting from operations	16,065,073	556,557
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(735,073)(b)	(3,181,624)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	355,457
NET ASSETS
Total increase (decrease) in net assets	15,330,000	(2,269,610)
Beginning of period	87,625,564	89,895,174
End of period	$102,955,564	$87,625,564

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF
	Six Months Ended 09/30/25 (unaudited)	Year Ended 03/31/25	Year Ended 03/31/24	Year Ended 03/31/23	Year Ended 03/31/22	Year Ended 03/31/21
Net asset value, beginning of period	$73.02	$74.91	$62.69	$65.05	$73.30	$53.52
Net investment income(a)	0.72	1.24	1.27	1.16	1.12	0.88
Net realized and unrealized gain (loss)(b)	12.67	(1.51)	12.70	(2.66)	(7.51)	19.82
Net increase (decrease) from investment operations	13.39	(0.27)	13.97	(1.50)	(6.39)	20.70
Distributions from net investment income(c)	(0.61)(d)	(1.62)	(1.75)	(0.86)	(1.86)	(0.92)
Net asset value, end of period	$85.80	$73.02	$74.91	$62.69	$65.05	$73.30
Total Return(e)
Based on net asset value	18.41%(f)	(0.31)%	22.72%	(2.28)%	(8.94)%	38.91%
Ratios to Average Net Assets(g)
Total expenses	0.48%(h)	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	1.80%(h)	1.69%	1.91%	1.99%	1.57%	1.36%
Supplemental Data
Net assets, end of period (000)	$102,956	$87,626	$89,895	$56,418	$78,055	$87,962
Portfolio turnover rate(i)	10%	18%	12%	12%	11%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
12

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
JPX-Nikkei 400	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests.  These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
JPX-Nikkei 400
BofA Securities, Inc.	$34,399	$(34,399)	$—	$—
State Street Bank & Trust Co.	130,010	(130,010)	—	—
	$164,409	$(164,409)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended September 30, 2025, the Fund paid BTC $126 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.
For the six months ended September 30, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
JPX-Nikkei 400	$2,153,145	$57,268	$25
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
JPX-Nikkei 400	$9,502,709	$9,038,641
There were no in-kind transactions for the six months ended September 30, 2025.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of March 31, 2025, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards(a)
JPX-Nikkei 400	$(28,042,225)

(a)	Amounts available to offset future realized capital gains.
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
JPX-Nikkei 400	$94,235,583	$15,805,495	$(7,975,917)	$7,829,578
9. LINE OF CREDIT
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended September 30, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
10. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund's investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
11. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 09/30/25		Year Ended 03/31/25
iShares ETF	Shares	Amount	Shares	Amount
JPX-Nikkei 400
Shares sold	—	$—	1,350,000	$99,366,453
Shares redeemed	—	—	(1,350,000)	(99,010,996)
	—	$—	—	$355,457
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 15, 2025, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 14, 2026 and increased from $800 million to $900 million.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
20

Board Review and Approval of Investment Advisory Contract
iShares JPX-Nikkei 400 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements.  The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement.  At meetings held on May 9, 2025 and May 23, 2025, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide.  At a meeting held on June 10-11, 2025, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members.  The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund:  The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”).  The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2024, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years.  In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters.  The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Board Review and Approval of Investment Advisory Contract (continued)
May 9, 2025 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year.  The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid
Board Review and Approval of Investment Advisory Contract
22

Board Review and Approval of Investment Advisory Contract (continued)
for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., JPX Market Innovation & Research, Inc. or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –  Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –  Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: November 20, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: November 20, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: November 20, 2025